NATIONWIDE

VLI SEPARATE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide VLI Separate Account-7:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-7 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period
Dimensional Fund Advisors Inc. VA Inflation-Protected Securities Portfolio (DFVIPS)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	December 22, 2016 to December 31, 2016 and the year ended December 31, 2017
Deutsche Asset & Wealth Management Global Income Builder VIP - Class A (DSGIBA)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	November 7, 2016 to December 31, 2016 and the year ended December 31, 2017
Lord Abbett Funds Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	September 9, 2016 to December 31, 2016 and the year ended December 31, 2017
Putnam Investments VT Growth Opportunities Fund: Class IB (PVGOB)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	November 18, 2016 to December 31, 2016 and the year ended December 31, 2017
Blackrock Funds Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)

	Statement of Operations	January 17, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	January 17, 2017 to December 31, 2017
Dimensional Fund Advisors Inc. DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)

	Statement of Operations	December 22, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	December 22, 2017 to December 31, 2017
Fidelity Investments VIP Real Estate Portfolio: Service Class (FRESS)

	Statement of Operations	October 20, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	October 20, 2017 to December 31, 2017
Janus Henderson Investors Enterprise Portfolio: Institutional Shares (JAEI)

	Statement of Operations	June 8, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	June 8, 2017 to December 31, 2017
Waddell & Reed, Inc. Variable Insurance Portfolios - Money Market (WRMMP)

	Statement of Changes in Contract Owners’ Equity	April 6, 2016 to December 31, 2016

Waddell & Reed, Inc. Variable Insurance Portfolios - Core Equity (WRCEP)

Statement of Changes in Contract Owners’ Equity	Year ended December 31, 2016
Waddell & Reed, Inc. Variable Insurance Portfolios - Growth (WRGP)

Statement of Changes in Contract Owners’ Equity	Year ended December 31, 2016
Putnam Investments VT Equity Income Fund: Class IB (PVEIB)

Statement of Operations	May 12, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	May 12, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

VP Inflation Protection Fund - Class II (ACVIP2)

VP Mid Cap Value Fund - Class I (ACVMV1)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class I (BRVGA1)

Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE FUNDS BY MACQUARIE

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

VA Global Bond Portfolio (DFVGB)

VA International Small Portfolio (DFVIS)

VA International Value Portfolio (DFVIV)

VA Short-Term Fixed Portfolio (DFVSTF)

VA U.S. Large Value Portfolio (DFVULV)

VA U.S. Targeted Value Portfolio (DFVUTV)

DREYFUS CORPORATION

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Appreciation Portfolio - Initial Shares (DCAP)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

INVESCO INVESTMENTS

VI American Franchise Fund - Series I Shares (ACEG)

VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)

JANUS HENDERSON INVESTORS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)

Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)

Variable Insurance Trust - MFS New Discovery Series - Initial Class (MNDIC)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

NVIT Investor Destinations Managed Growth Class I (IDPG)

NVIT Cardinal Managed Growth and Income Class I (NCPGI)

NVIT Cardinal Managed Growth Class I (NCPG)

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)

NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)

NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)

NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)

NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)

NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)

NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

OPPENHEIMER FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

T. Rowe Price Health Sciences Portfolio (TRHSP)

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2017

Assets:
Investments at fair value:
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
7,668 shares (cost $88,544)	$100,217
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
124,057 shares (cost $2,485,586)	2,689,551
VP Inflation Protection Fund - Class I (ACVIP1)
38,726 shares (cost $393,515)	396,170
VP Inflation Protection Fund - Class II (ACVIP2)
126,076 shares (cost $1,316,400)	1,287,238
VP Mid Cap Value Fund - Class I (ACVMV1)
181,790 shares (cost $3,419,051)	4,135,720
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)
9,866 shares (cost $72,921)	72,813
Global Allocation V.I. Fund - Class I (BRVGA1)
75,503 shares (cost $1,249,722)	1,303,175
Global Allocation V.I. Fund - Class II (MLVGA2)
210,750 shares (cost $3,466,731)	3,627,006
VIP Small Cap Value Series: Service Class (DWVSVS)
6,782 shares (cost $259,718)	288,373
DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)
5,261 shares (cost $67,292)	67,344
VA Global Bond Portfolio (DFVGB)
13,717 shares (cost $148,278)	145,815
VA Inflation-Protected Securities Portfolio (DFVIPS)
20,460 shares (cost $205,912)	204,192
VA International Small Portfolio (DFVIS)
11,132 shares (cost $137,070)	156,519
VA International Value Portfolio (DFVIV)
24,531 shares (cost $295,211)	335,091
VA Short-Term Fixed Portfolio (DFVSTF)
4,120 shares (cost $42,112)	41,855
VA U.S. Large Value Portfolio (DFVULV)
18,747 shares (cost $439,301)	504,680
VA U.S. Targeted Value Portfolio (DFVUTV)
7,833 shares (cost $144,605)	154,222
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
192,803 shares (cost $3,018,965)	3,879,206
Stock Index Fund, Inc. - Initial Shares (DSIF)
102,188 shares (cost $4,169,096)	5,465,001
Appreciation Portfolio - Initial Shares (DCAP)
42,709 shares (cost $1,809,915)	1,909,530
Global Income Builder VIP - Class A (DSGIBA)
6,066 shares (cost $151,086)	161,111
Quality Bond Fund II - Primary Shares (FQB)
103,064 shares (cost $1,160,927)	1,138,857
VIP Real Estate Portfolio: Service Class (FRESS)
5,468 shares (cost $106,138)	105,917
VIP Energy Portfolio - Service Class 2 (FNRS2)
191,396 shares (cost $3,844,616)	3,780,069
VIP Equity-Income Portfolio - Service Class (FEIS)
235,990 shares (cost $5,037,679)	5,609,471
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
63,246 shares (cost $717,374)	848,129
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
226,240 shares (cost $2,801,736)	3,165,099
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
317,511 shares (cost $3,833,083)	4,648,364
VIP Growth Portfolio - Service Class (FGS)
70,956 shares (cost $4,279,082)	5,233,706

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
346,971 shares (cost $4,423,248)	$4,392,653
VIP Mid Cap Portfolio - Service Class (FMCS)
229,704 shares (cost $7,530,536)	8,866,563
VIP Overseas Portfolio - Service Class (FOS)
111,328 shares (cost $2,233,033)	2,534,937
VIP Value Strategies Portfolio - Service Class (FVSS)
12,258 shares (cost $182,715)	174,437
Franklin Income Securities Fund - Class 2 (FTVIS2)
169,191 shares (cost $2,602,261)	2,735,813
Rising Dividends Securities Fund - Class 1 (FTVRDI)
94,350 shares (cost $2,315,490)	2,755,950
Small Cap Value Securities Fund - Class 1 (FTVSVI)
258,399 shares (cost $4,733,793)	5,279,085
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
162,943 shares (cost $1,420,007)	1,666,903
Templeton Foreign Securities Fund - Class 2 (TIF2)
147,016 shares (cost $2,347,298)	2,274,345
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
169,199 shares (cost $2,912,066)	2,793,467
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
184,644 shares (cost $1,306,621)	1,364,523
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
20,099 shares (cost $316,085)	336,049
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
8,113 shares (cost $57,281)	60,363
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
75,260 shares (cost $1,224,933)	1,291,464
VI American Franchise Fund - Series I Shares (ACEG)
10,466 shares (cost $576,799)	659,075
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)
4,432 shares (cost $58,432)	63,866
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
181,291 shares (cost $843,164)	1,018,856
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
188,480 shares (cost $2,110,777)	2,131,706
Enterprise Portfolio: Institutional Shares (JAEI)
1,864 shares (cost $126,988)	131,725
Forty Portfolio: Service Shares (JACAS)
66,031 shares (cost $2,256,137)	2,498,631
Global Technology Portfolio: Service Shares (JAGTS)
226,087 shares (cost $2,277,472)	2,613,570
Overseas Portfolio: Service Shares (JAIGS)
84,850 shares (cost $2,175,703)	2,608,283
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
13,658 shares (cost $231,532)	227,548
Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)
148,128 shares (cost $2,415,001)	2,755,179
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
27,026 shares (cost $656,726)	763,488
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
27,901 shares (cost $460,935)	560,808
Value Series - Initial Class (MVFIC)
513,690 shares (cost $9,008,945)	10,746,399
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
129,366 shares (cost $2,979,430)	3,596,384
Core Plus Fixed Income Portfolio - Class I (MSVFI)
45,379 shares (cost $478,697)	498,262
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
3,857 shares (cost $41,293)	44,854
NVIT Investor Destinations Managed Growth Class I (IDPG)
4,157 shares (cost $46,595)	49,970
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
7,729 shares (cost $81,116)	85,555

NVIT Cardinal Managed Growth Class I (NCPG)
20,318 shares (cost $220,330)	$229,798
NVIT Bond Index Fund Class I (NVBX)
39,660 shares (cost $421,417)	412,859
NVIT International Index Fund Class I (NVIX)
38,458 shares (cost $347,761)	399,196
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
353,230 shares (cost $5,663,343)	5,941,336
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
297,728 shares (cost $6,744,694)	7,895,747
American Funds NVIT Bond Fund - Class II (GVABD2)
57,689 shares (cost $665,738)	663,422
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
108,706 shares (cost $3,091,697)	3,445,975
American Funds NVIT Growth Fund - Class II (GVAGR2)
55,966 shares (cost $3,981,562)	4,912,660
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
32,493 shares (cost $1,477,889)	1,818,656
Federated NVIT High Income Bond Fund - Class I (HIBF)
237,878 shares (cost $1,607,494)	1,567,617
NVIT Emerging Markets Fund - Class I (GEM)
317,280 shares (cost $3,562,329)	4,340,389
NVIT International Equity Fund - Class I (GIG)
71,865 shares (cost $749,675)	848,722
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
33,144 shares (cost $277,489)	388,115
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
128,085 shares (cost $1,237,315)	1,512,688
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
274,123 shares (cost $3,337,681)	3,859,646
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
424,320 shares (cost $4,313,129)	4,345,036
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
167,734 shares (cost $1,908,050)	1,908,809
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
408,042 shares (cost $4,619,182)	4,496,626
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
71,130 shares (cost $741,499)	722,677
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
637,346 shares (cost $7,146,054)	7,055,422
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
1,647,213 shares (cost $16,849,665)	16,175,632
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
41,054 shares (cost $459,435)	447,082
NVIT Core Bond Fund - Class I (NVCBD1)
75,136 shares (cost $828,105)	811,469
NVIT Core Plus Bond Fund - Class I (NVLCP1)
63,434 shares (cost $723,938)	714,262
NVIT Nationwide Fund - Class I (TRF)
154,330 shares (cost $1,540,855)	2,949,256
NVIT Government Bond Fund - Class I (GBF)
276,595 shares (cost $3,113,181)	2,962,332
NVIT International Index Fund - Class II (GVIX2)
57,536 shares (cost $549,928)	596,646
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
690,705 shares (cost $7,658,949)	9,393,585
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
41,384 shares (cost $643,742)	666,690
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
28,626 shares (cost $489,496)	531,587
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
75,380 shares (cost $788,855)	759,826
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
1,889,730 shares (cost $21,368,976)	24,604,285

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
3,236,135 shares (cost $37,873,937)	$45,661,868
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
132,486 shares (cost $1,473,084)	1,506,365
NVIT Mid Cap Index Fund - Class I (MCIF)
182,508 shares (cost $4,291,014)	4,748,867
NVIT Money Market Fund - Class I (SAM)
5,393,698 shares (cost $5,393,698)	5,393,698
NVIT Money Market Fund - Class V (SAM5)
2,045,711 shares (cost $2,045,711)	2,045,711
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
199,348 shares (cost $2,308,300)	2,398,157
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
131,384 shares (cost $1,417,111)	1,516,172
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
384,493 shares (cost $4,384,215)	5,232,947
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
198,563 shares (cost $2,116,785)	2,156,396
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
308,064 shares (cost $3,545,778)	3,789,185
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
8,188 shares (cost $86,880)	92,522
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
306,728 shares (cost $3,413,131)	3,481,362
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
64,482 shares (cost $1,147,982)	1,245,144
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
98,566 shares (cost $1,406,853)	1,512,006
NVIT Multi-Manager Small Company Fund - Class I (SCF)
111,167 shares (cost $2,235,306)	2,516,815
NVIT Multi-Sector Bond Fund - Class I (MSBF)
252,926 shares (cost $2,333,067)	2,342,097
NVIT Short Term Bond Fund - Class I (NVSTB1)
10,007 shares (cost $104,021)	102,874
NVIT Short Term Bond Fund - Class II (NVSTB2)
82,378 shares (cost $857,548)	842,726
NVIT Large Cap Growth Fund - Class I (NVOLG1)
870,522 shares (cost $15,453,604)	17,131,874
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
79,985 shares (cost $1,039,236)	1,081,392
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
22,128 shares (cost $340,735)	355,381
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
23,544 shares (cost $416,330)	435,573
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
15,346 shares (cost $154,082)	154,071
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
160,301 shares (cost $2,061,357)	2,079,105
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
96,718 shares (cost $1,312,804)	1,355,012
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
27,099 shares (cost $312,849)	306,222
Templeton NVIT International Value Fund - Class III (NVTIV3)
172,299 shares (cost $2,096,538)	2,201,978
Invesco NVIT Comstock Value Fund - Class I (EIF)
192,618 shares (cost $2,375,603)	3,871,613
NVIT Real Estate Fund - Class I (NVRE1)
612,521 shares (cost $4,616,120)	3,956,885
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
4,834 shares (cost $53,918)	62,310
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
25,700 shares (cost $303,269)	326,907
NVIT Small Cap Index Fund Class II (NVSIX2)
48,634 shares (cost $608,476)	658,019

NVIT S&P 500 Index Fund Class I (GVEX1)
364,138 shares (cost $5,833,167)	$6,386,978
Short Duration Bond Portfolio - I Class Shares (AMTB)
117,567 shares (cost $1,234,193)	1,229,755
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
10,777 shares (cost $239,036)	277,734
Socially Responsive Portfolio - I Class Shares (AMSRS)
32,870 shares (cost $639,078)	841,794
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
18,602 shares (cost $214,247)	227,693
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
10,974 shares (cost $123,533)	137,611
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
12,189 shares (cost $140,852)	153,944
Global Securities Fund/VA - Non-Service Shares (OVGS)
100,994 shares (cost $4,026,634)	4,789,158
International Growth Fund/VA - Non-Service Shares (OVIG)
571,936 shares (cost $1,329,707)	1,481,314
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
161,637 shares (cost $4,323,760)	5,212,806
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
133,123 shares (cost $3,181,146)	3,433,232
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
77,132 shares (cost $407,265)	395,686
All Asset Portfolio - Administrative Class (PMVAAA)
47,812 shares (cost $493,364)	518,761
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
8,837 shares (cost $64,302)	63,272
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
49,042 shares (cost $489,062)	523,282
Low Duration Portfolio - Administrative Class (PMVLDA)
267,951 shares (cost $2,803,103)	2,743,816
Total Return Portfolio - Administrative Class (PMVTRA)
132,609 shares (cost $1,417,026)	1,450,739
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
1,433 shares (cost $16,599)	17,836
VT Growth Opportunities Fund: Class IB (PVGOB)
2,003 shares (cost $17,306)	19,968
Variable Fund - Multi-Hedge Strategies (RVARS)
10,958 shares (cost $263,311)	272,077
T. Rowe Price Health Sciences Portfolio (TRHSP)
20,871 shares (cost $780,279)	883,453
Health Sciences Portfolio - II (TRHS2)
66,744 shares (cost $2,455,990)	2,718,500
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
62,051 shares (cost $1,357,329)	1,472,479
Variable Insurance Portfolios - Asset Strategy (WRASP)
449,085 shares (cost $4,621,077)	4,206,935
Variable Insurance Portfolios - Balanced (WRBP)
452 shares (cost $3,383)	3,595
Variable Insurance Portfolios - Bond (WRBDP)
633 shares (cost $3,433)	3,387
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
436 shares (cost $1,996)	2,021
Variable Insurance Portfolios - High Income (WRHIP)
290,819 shares (cost $1,043,359)	1,057,825
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
26,893 shares (cost $270,979)	312,198
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2,105 shares (cost $10,708)	10,865
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
1,580 shares (cost $8,798)	8,828
Variable Insurance Portfolios - Science and Technology (WRSTP)
212 shares (cost $5,056)	5,727

Variable Insurance Portfolios - Small Cap Growth (WRSCP)
258 shares (cost $2,746)	$2,997
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
48,784 shares (cost $448,676)	496,617

Total Investments	$398,337,337

Other Accounts Receivable	114
Accounts Receivable - Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)	250
Accounts Receivable - Small Cap Stock Index Portfolio - Service Shares (DVSCS)	505
Accounts Receivable - VIP Energy Portfolio - Service Class 2 (FNRS2)	124
Accounts Receivable - VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,970
Accounts Receivable - VIP Growth Portfolio - Service Class (FGS)	748
Accounts Receivable - VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	475
Accounts Receivable - Core Plus Fixed Income Portfolio - Class I (MSVFI)	441
Accounts Receivable - Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	1,496
Accounts Receivable - NVIT Government Bond Fund - Class I (GBF)	511
Accounts Receivable - NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	2,750
Accounts Receivable - NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	481
Accounts Receivable - NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	3,648
Accounts Receivable - NVIT Short Term Bond Fund - Class II (NVSTB2)	1,210
Accounts Receivable - Short Duration Bond Portfolio - I Class Shares (AMTB)	194
Accounts Receivable - Socially Responsive Portfolio - I Class Shares (AMSRS)	114
Accounts Receivable - Variable Insurance Portfolios - Science and Technology (WRSTP)	5
Accounts Receivable - Variable Insurance Portfolios - Small Cap Growth (WRSCP)	5
Accounts Payable - VP Mid Cap Value Fund - Class I (ACVMV1)	(1,390)
Accounts Payable - American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	(5,282)
Accounts Payable - American Funds NVIT Growth Fund - Class II (GVAGR2)	(164)
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(8,594)
Accounts Payable - NVIT Multi-Manager Small Company Fund - Class I (SCF)	(470)
Accounts Payable - Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	(286)
Accounts Payable - Variable Insurance Portfolios - Balanced (WRBP)	(3)
Accounts Payable - Variable Insurance Portfolios - Bond (WRBDP)	(6)
Accounts Payable - Variable Insurance Portfolios - Global Natural Resources (WRGNR)	(3)
Accounts Payable - Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	(7)

$398,337,173

Contract Owners’ Equity:
Accumulation units	398,337,173

Total Contract Owners’ Equity (note 8)	$398,337,173

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	Total	ALVDAA	ALVSVA	ACVIP1	ACVIP2	ACVMV1	BRVHYI	BRVGA1
Reinvested dividends	$5,395,419	2,115	10,872	13,387	36,645	61,307	396	16,419

Net investment income (loss)	5,395,419	2,115	10,872	13,387	36,645	61,307	396	16,419

Realized gain (loss) on investments	9,088,983	4,347	809	(2,407)	(23,822)	188,549	1	(4,881)
Change in unrealized gain (loss) on investments	29,016,016	7,847	189,186	7,467	39,171	111,458	(108)	128,062

Net gain (loss) on investments	38,104,999	12,194	189,995	5,060	15,349	300,007	(107)	123,181

Reinvested capital gains	14,820,514	-	116,926	-	-	78,808	-	12,877

Net increase (decrease) in contract owners’ equity resulting from operations	$58,320,932	14,309	317,793	18,447	51,994	440,122	289	152,477

Investment Activity:	MLVGA2	DWVSVS	DFVGMI	DFVGB	DFVIPS	DFVIS	DFVIV	DFVSTF
Reinvested dividends	$42,485	1,330	-	2,517	5,031	3,825	8,791	403

Net investment income (loss)	42,485	1,330	-	2,517	5,031	3,825	8,791	403

Realized gain (loss) on investments	62,344	15,472	-	(38)	62	2,763	1,393	(3)
Change in unrealized gain (loss) on investments	345,486	3,667	53	4	(1,789)	19,236	41,504	(171)

Net gain (loss) on investments	407,830	19,139	53	(34)	(1,727)	21,999	42,897	(174)

Reinvested capital gains	36,005	7,087	-	69	-	4,162	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$486,320	27,556	53	2,552	3,304	29,986	51,688	229

Investment Activity:	DFVULV	DFVUTV	DVSCS	DSIF	DCAP	DSGIBA	FQB	FRESS
Reinvested dividends	$8,974	1,529	25,082	89,278	23,299	1,837	36,028	93

Net investment income (loss)	8,974	1,529	25,082	89,278	23,299	1,837	36,028	93

Realized gain (loss) on investments	12,032	2,650	229,148	500,844	7,329	3,408	(6,661)	10
Change in unrealized gain (loss) on investments	39,365	907	17,194	342,010	165,132	9,319	14,934	(221)

Net gain (loss) on investments	51,397	3,557	246,342	842,854	172,461	12,727	8,273	(211)

Reinvested capital gains	19,572	9,073	164,144	125,434	222,205	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$79,943	14,159	435,568	1,057,566	417,965	14,564	44,301	(118)

Investment Activity:	FNRS2	FEIS	FF10S	FF20S	FF30S	FGS	FIGBS	FMCS
Reinvested dividends	$51,643	87,132	11,915	43,423	57,691	5,732	102,772	52,009

Net investment income (loss)	51,643	87,132	11,915	43,423	57,691	5,732	102,772	52,009

Realized gain (loss) on investments	(51,828)	67,373	23,438	160,545	51,218	344,658	(1,797)	402,697
Change in unrealized gain (loss) on investments	(56,853)	380,464	50,601	176,202	533,458	696,307	65,161	763,011

Net gain (loss) on investments	(108,681)	447,837	74,039	336,747	584,676	1,040,965	63,364	1,165,708

Reinvested capital gains	1,906	109,802	18,109	82,073	143,681	328,395	21,371	398,900

Net increase (decrease) in contract owners’ equity resulting from operations	$(55,132)	644,771	104,063	462,243	786,048	1,375,092	187,507	1,616,617

Investment Activity:	FOS	FVSS	FTVIS2	FTVRDI	FTVSVI	FTVDM2	TIF2	FTVGI2
Reinvested dividends	$31,116	2,284	113,961	43,133	36,981	14,301	52,712	-

Net investment income (loss)	31,116	2,284	113,961	43,133	36,981	14,301	52,712	-

Realized gain (loss) on investments	16,040	(476)	6,921	141,949	366,207	(25,073)	(33,065)	(98,672)
Change in unrealized gain (loss) on investments	524,585	(11,799)	133,757	209,004	(223,861)	494,000	296,319	151,026

Net gain (loss) on investments	540,625	(12,275)	140,678	350,953	142,346	468,927	263,254	52,354

Reinvested capital gains	2,191	38,351	-	89,239	346,081	-	-	10,671

Net increase (decrease) in contract owners’ equity resulting from operations	$573,932	28,360	254,639	483,325	525,408	483,228	315,966	63,025

Investment Activity:	FTVFA2	FTVIS1	FTVFA1	FTVGB1	ACEG	AVMCCI	IVKMG1	IVBRA1
Reinvested dividends	$34,227	12,647	1,679	-	519	387	-	85,270

Net investment income (loss)	34,227	12,647	1,679	-	519	387	-	85,270

Realized gain (loss) on investments	3,678	(1,818)	(885)	6,165	51,173	2,124	36,189	(29,255)
Change in unrealized gain (loss) on investments	57,734	18,977	3,481	10,944	47,852	5,250	99,904	27,064

Net gain (loss) on investments	61,412	17,159	2,596	17,109	99,025	7,374	136,093	(2,191)

Reinvested capital gains	52,762	-	2,375	4,141	50,596	1,498	65,531	115,633

Net increase (decrease) in contract owners’ equity resulting from operations	$148,401	29,806	6,650	21,250	150,140	9,259	201,624	198,712

Investment Activity:	JAEI	JACAS	JAGTS	JAIGS	LOVTRC	MV2IGI	MVIVIC	MNDIC
Reinvested dividends	$4	-	9,861	37,685	5,100	16,311	10,130	-

Net investment income (loss)	4	-	9,861	37,685	5,100	16,311	10,130	-

Realized gain (loss) on investments	6	(8,747)	352,423	(67,211)	47	(1,173)	15,085	(5,376)
Change in unrealized gain (loss) on investments	4,737	447,394	255,085	662,628	(3,076)	472,444	121,415	118,104

Net gain (loss) on investments	4,743	438,647	607,508	595,417	(3,029)	471,271	136,500	112,728

Reinvested capital gains	34	121,466	126,230	-	-	130,055	643	8,983

Net increase (decrease) in contract owners’ equity resulting from operations	$4,781	560,113	743,599	633,102	2,071	617,637	147,273	121,711

Investment Activity:	MVFIC	MVIVSC	MSVFI	IDPGI	IDPG	NCPGI	NCPG	NVBX
Reinvested dividends	$194,571	43,067	15,286	844	871	1,524	3,829	9,204

Net investment income (loss)	194,571	43,067	15,286	844	871	1,524	3,829	9,204

Realized gain (loss) on investments	304,492	45,452	1,028	56	604	143	806	(573)
Change in unrealized gain (loss) on investments	714,408	639,357	12,558	3,489	2,783	5,835	12,007	(1,121)

Net gain (loss) on investments	1,018,900	684,809	13,586	3,545	3,387	5,978	12,813	(1,694)

Reinvested capital gains	398,149	3,140	-	368	312	2,453	7,017	654

Net increase (decrease) in contract owners’ equity resulting from operations	$1,611,620	731,016	28,872	4,757	4,570	9,955	23,659	8,164

Investment Activity:	NVIX	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$10,193	98,250	80,103	10,854	21,731	14,191	23,306	86,076

Net investment income (loss)	10,193	98,250	80,103	10,854	21,731	14,191	23,306	86,076

Realized gain (loss) on investments	93	181,176	104,298	3,004	101,007	264,340	55,062	(2,424)
Change in unrealized gain (loss) on investments	61,102	10,223	682,618	13,881	442,436	486,235	88,810	19,024

Net gain (loss) on investments	61,195	191,399	786,916	16,885	543,443	750,575	143,872	16,600

Reinvested capital gains	-	214,834	161,372	2,454	242,471	346,624	164,939	-

Net increase (decrease) in contract owners’ equity resulting from operations	$71,388	504,483	1,028,391	30,193	807,645	1,111,390	332,117	102,676

Investment Activity:	GEM	GIG	NVIE6	NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1
Reinvested dividends	$51,510	13,299	5,665	7,370	19,470	55,190	31,879	73,952

Net investment income (loss)	51,510	13,299	5,665	7,370	19,470	55,190	31,879	73,952

Realized gain (loss) on investments	20,993	817	22,110	6,217	163,012	(10,508)	57,091	24,069
Change in unrealized gain (loss) on investments	1,043,720	155,150	64,250	260,296	103,899	391,767	45,417	240,323

Net gain (loss) on investments	1,064,713	155,967	86,360	266,513	266,911	381,259	102,508	264,392

Reinvested capital gains	-	-	-	28,458	327,699	273,869	100,414	266,133

Net increase (decrease) in contract owners’ equity resulting from operations	$1,116,223	169,266	92,025	302,341	614,080	710,318	234,801	604,477

Investment Activity:	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF	GBF
Reinvested dividends	$15,541	127,618	244,501	9,210	23,847	17,631	28,374	60,973

Net investment income (loss)	15,541	127,618	244,501	9,210	23,847	17,631	28,374	60,973

Realized gain (loss) on investments	(1,099)	88,125	(17,486)	(3,608)	4,856	(677)	175,395	(42,160)
Change in unrealized gain (loss) on investments	12,942	274,029	1,167,741	25,195	10,186	1,810	320,182	42,099

Net gain (loss) on investments	11,843	362,154	1,150,255	21,587	15,042	1,133	495,577	(61)

Reinvested capital gains	14,333	423,697	1,199,039	24,389	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$41,717	913,469	2,593,795	55,186	38,889	18,764	523,951	60,912

Investment Activity:	GVIX2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$14,749	137,757	10,778	8,552	14,687	433,561	713,236	28,757

Net investment income (loss)	14,749	137,757	10,778	8,552	14,687	433,561	713,236	28,757

Realized gain (loss) on investments	(2,513)	573,764	2,662	7,358	(5,564)	1,813,472	1,411,191	23,684
Change in unrealized gain (loss) on investments	110,168	178,656	28,582	29,470	20,289	(646,797)	1,814,270	17,735

Net gain (loss) on investments	107,655	752,420	31,244	36,828	14,725	1,166,675	3,225,461	41,419

Reinvested capital gains	-	648,788	14,313	19,134	16,073	1,444,473	2,809,606	65,424

Net increase (decrease) in contract owners’ equity resulting from operations	$122,404	1,538,965	56,335	64,514	45,485	3,044,709	6,748,303	135,600

Investment Activity:	MCIF	SAM	SAM5	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1
Reinvested dividends	$47,914	23,427	5,264	27,793	37,740	17,085	30,661	-

Net investment income (loss)	47,914	23,427	5,264	27,793	37,740	17,085	30,661	-

Realized gain (loss) on investments	125,288	-	-	(16,366)	(3,453)	82,593	24,503	65,660
Change in unrealized gain (loss) on investments	189,012	-	-	496,206	248,417	923,660	111,236	615,678

Net gain (loss) on investments	314,300	-	-	479,840	244,964	1,006,253	135,739	681,338

Reinvested capital gains	260,829	-	-	-	-	196,824	106,358	181,539

Net increase (decrease) in contract owners’ equity resulting from operations	$623,043	23,427	5,264	507,633	282,704	1,220,162	272,758	862,877

Investment Activity:	NVMMV1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB1	NVSTB2
Reinvested dividends	$1,143	37,977	-	7,442	-	108,629	1,893	13,962

Net investment income (loss)	1,143	37,977	-	7,442	-	108,629	1,893	13,962

Realized gain (loss) on investments	(112)	35,338	(124,425)	60,370	57,145	35,994	264	(540)
Change in unrealized gain (loss) on investments	5,363	189,510	377,039	(11,596)	82,703	2,409	(353)	(1,135)

Net gain (loss) on investments	5,251	224,848	252,614	48,774	139,848	38,403	(89)	(1,675)

Reinvested capital gains	4,833	179,045	8,741	73,593	163,109	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,227	441,870	261,355	129,809	302,957	147,032	1,804	12,287

Investment Activity:	NVOLG1	NVIDAP	NVDBLP	NVDCAP	NVIDCP	NVIDMP	NVDMAP	NVDMCP
Reinvested dividends	$77,096	17,583	6,815	7,664	3,229	38,882	23,435	6,043

Net investment income (loss)	77,096	17,583	6,815	7,664	3,229	38,882	23,435	6,043

Realized gain (loss) on investments	301,476	8,087	2,021	462	(2,274)	18,842	10,665	(287)
Change in unrealized gain (loss) on investments	3,099,426	47,840	18,162	31,620	5,993	64,841	73,611	6,808

Net gain (loss) on investments	3,400,902	55,927	20,183	32,082	3,719	83,683	84,276	6,521

Reinvested capital gains	385,061	65,336	7,982	15,152	2,851	120,596	83,543	12,352

Net increase (decrease) in contract owners’ equity resulting from operations	$3,863,059	138,846	34,980	54,898	9,799	243,161	191,254	24,916

Investment Activity:	NVTIV3	EIF	NVRE1	NVLCAP	NVLMP	NVSIX2	GVEX1	AMTB
Reinvested dividends	$42,209	111,108	86,196	1,105	4,585	5,417	102,909	16,932

Net investment income (loss)	42,209	111,108	86,196	1,105	4,585	5,417	102,909	16,932

Realized gain (loss) on investments	(13,140)	127,851	(345,179)	97	984	(7,128)	349,491	(19,270)
Change in unrealized gain (loss) on investments	398,627	344,708	453,363	7,471	20,468	56,522	399,383	17,510

Net gain (loss) on investments	385,487	472,559	108,184	7,568	21,452	49,394	748,874	(1,760)

Reinvested capital gains	-	-	64,592	677	4,842	22,205	116,469	-

Net increase (decrease) in contract owners’ equity resulting from operations	$427,696	583,667	258,972	9,350	30,879	77,016	968,252	15,172

Investment Activity:	AMMCGS	AMSRS	NOTB3	NOTG3	NOTMG3	OVGS	OVIG	OVGI
Reinvested dividends	$-	4,038	3,137	2,794	2,622	38,967	17,910	61,580

Net investment income (loss)	-	4,038	3,137	2,794	2,622	38,967	17,910	61,580

Realized gain (loss) on investments	623	39,523	(115)	1,974	(103)	8,979	8,912	319,490
Change in unrealized gain (loss) on investments	49,303	64,720	15,464	21,644	17,502	1,228,246	161,324	315,635

Net gain (loss) on investments	49,926	104,243	15,349	23,618	17,399	1,237,225	170,236	635,125

Reinvested capital gains	5,410	29,065	328	-	-	-	-	82,618

Net increase (decrease) in contract owners’ equity resulting from operations	$55,336	137,346	18,814	26,412	20,021	1,276,192	188,146	779,323

Investment Activity:	OVSC	OVSB	PMVAAA	PMVRSA	PMVFBA	PMVLDA	PMVTRA	GVGMNS
Reinvested dividends	$27,045	8,775	23,298	5,873	8,099	36,893	34,206	52

Net investment income (loss)	27,045	8,775	23,298	5,873	8,099	36,893	34,206	52

Realized gain (loss) on investments	58,190	(6,257)	(5,253)	(255)	2,938	(35,094)	(26,127)	269
Change in unrealized gain (loss) on investments	170,082	20,834	44,526	(3,928)	40,146	35,246	77,417	1,489

Net gain (loss) on investments	228,272	14,577	39,273	(4,183)	43,084	152	51,290	1,758

Reinvested capital gains	166,019	-	-	-	-	-	-	445

Net increase (decrease) in contract owners’ equity resulting from operations	$421,336	23,352	62,571	1,690	51,183	37,045	85,496	2,255

Investment Activity:	PVEIB	PVGOB	RVARS	TRHSP	TRHS2	VWHA	WRASP	WRBP
Reinvested dividends	$-	4	-	-	-	-	64,614	45

Net investment income (loss)	-	4	-	-	-	-	64,614	45

Realized gain (loss) on investments	448	61	383	(3,101)	(89,990)	92,003	(98,441)	(89)
Change in unrealized gain (loss) on investments	-	2,638	8,291	155,494	526,982	(70,638)	750,758	278

Net gain (loss) on investments	448	2,699	8,674	152,393	436,992	21,365	652,317	189

Reinvested capital gains	-	49	-	37,027	112,653	-	-	80

Net increase (decrease) in contract owners’ equity resulting from operations	$448	2,752	8,674	189,420	549,645	21,365	716,931	314

Investment Activity:	WRBDP	WRGNR	WRHIP	WRMCG	WRPAP	WRPMAP	WRSTP	WRSCP
Reinvested dividends	$47	2	68,511	-	86	62	-	-

Net investment income (loss)	47	2	68,511	-	86	62	-	-

Realized gain (loss) on investments	(13)	(25)	(25,574)	(2,702)	(72)	(51)	236	14
Change in unrealized gain (loss) on investments	63	82	34,542	58,948	1,059	731	694	451

Net gain (loss) on investments	50	57	8,968	56,246	987	680	930	465

Reinvested capital gains	21	-	-	7,838	665	449	443	60

Net increase (decrease) in contract owners’ equity resulting from operations	$118	59	77,479	64,084	1,738	1,191	1,373	525

Investment Activity:	WFVSCG	PVGIB
Reinvested dividends	$-	346

Net investment income (loss)	-	346

Realized gain (loss) on investments	(17,757)	5,328
Change in unrealized gain (loss) on investments	102,219	(6,784)

Net gain (loss) on investments	84,462	(1,456)

Reinvested capital gains	11,180	1,927

Net increase (decrease) in contract owners’ equity resulting from operations	$95,642	817

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	Total		ALVDAA		ALVSVA		ACVIP1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,395,419	5,555,753	2,115	814	10,872	10,677	13,387	12,755
Realized gain (loss) on investments	9,088,983	5,348,016	4,347	(3,940)	809	(1,633)	(2,407)	(37,764)
Change in unrealized gain (loss) on investments	29,016,016	(5,326,906)	7,847	7,152	189,186	295,274	7,467	53,448
Reinvested capital gains	14,820,514	22,497,291	-	22	116,926	100,316	-	4,554

Net increase (decrease) in contract owners’ equity resulting from operations	58,320,932	28,074,154	14,309	4,048	317,793	404,634	18,447	32,993

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	27,333,599	26,368,710	7,269	19,797	154,093	127,596	43,078	82,736
Transfers between funds	-	-	(1,585)	(5,746)	37,267	4,702	(407,097)	(148,610)
Surrenders (note 6)	(25,590,707)	(18,921,554)	(10,797)	-	(18,016)	(11,886)	(24,492)	(22,792)
Death Benefits (note 4)	(574,933)	(1,253,847)	-	-	(1,669)	(80,565)	-	-
Net policy repayments (loans) (note 5)	(3,418,142)	(1,730,710)	(307)	(250)	(31,216)	(16,115)	(3,879)	271
Deductions for surrender charges (note 2)	(509,158)	(729,782)	(2,074)	-	(228)	(3,749)	(2,513)	(4,820)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(13,715,844)	(14,131,153)	(4,710)	(5,374)	(52,088)	(47,500)	(36,694)	(48,741)
Asset charges (note 3)	(1,113,092)	(1,145,902)	(423)	(507)	(5,988)	(4,898)	(2,839)	(3,130)
Adjustments to maintain reserves	3,223	609	(5)	2	(18)	7	142	8

Net equity transactions	(17,585,054)	(11,543,629)	(12,632)	7,922	82,137	(32,408)	(434,294)	(145,078)

Net change in contract owners’ equity	40,735,878	16,530,525	1,677	11,970	399,930	372,226	(415,847)	(112,085)
Contract owners’ equity beginning of period	357,601,295	341,070,770	98,536	86,566	2,289,611	1,917,385	812,020	924,105

Contract owners’ equity end of period	$398,337,173	357,601,295	100,213	98,536	2,689,541	2,289,611	396,173	812,020

CHANGES IN UNITS:
Beginning units	20,575,191	21,117,478	7,995	7,276	104,006	108,949	79,887	95,192
Units purchased	2,775,594	3,204,005	785	1,828	16,713	15,257	6,109	8,802
Units redeemed	(3,484,273)	(3,746,292)	(1,689)	(1,109)	(12,742)	(20,200)	(48,492)	(24,107)

Ending units	19,866,512	20,575,191	7,091	7,995	107,977	104,006	37,504	79,887

	ACVIP2		ACVMV1		BRVHYI		BRVGA1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$36,645	30,205	61,307	57,710	396	-	16,419	14,252
Realized gain (loss) on investments	(23,822)	(30,002)	188,549	206,799	1	-	(4,881)	(3,032)
Change in unrealized gain (loss) on investments	39,171	61,382	111,458	291,281	(108)	-	128,062	31,722
Reinvested capital gains	-	12,306	78,808	153,045	-	-	12,877	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,994	73,891	440,122	708,835	289	-	152,477	42,942

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	72,900	68,703	272,863	249,878	2,663	-	178,067	222,956
Transfers between funds	(343,395)	(39,669)	(199,700)	514,403	70,440	-	2,871	31,855
Surrenders (note 6)	(140,384)	(56,651)	(120,774)	(394,495)	-	-	(67,076)	(5,195)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(11,357)	(5,721)	3,821	(71,083)	-	-	9,850	(3,918)
Deductions for surrender charges (note 2)	(1,196)	(344)	(3,109)	(7,957)	-	-	(19,355)	(1,949)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(62,229)	(71,089)	(115,516)	(114,583)	(310)	-	(67,591)	(65,064)
Asset charges (note 3)	(3,840)	(4,875)	(10,042)	(10,164)	(17)	-	(7,103)	(6,072)
Adjustments to maintain reserves	3	(10)	(146)	(215)	(2)	-	(3)	3

Net equity transactions	(489,498)	(109,656)	(172,603)	165,784	72,774	-	29,660	172,616

Net change in contract owners’ equity	(437,504)	(35,765)	267,519	874,619	73,063	-	182,137	215,558
Contract owners’ equity beginning of period	1,724,740	1,760,505	3,866,811	2,992,192	-	-	1,121,038	905,480

Contract owners’ equity end of period	$1,287,236	1,724,740	4,134,330	3,866,811	73,063	-	1,303,175	1,121,038

CHANGES IN UNITS:
Beginning units	115,932	123,528	116,973	111,202	-	-	89,788	75,507
Units purchased	5,335	5,338	9,861	22,272	7,097	-	16,478	21,852
Units redeemed	(37,807)	(12,934)	(14,862)	(16,501)	(32)	-	(14,594)	(7,571)

Ending units	83,460	115,932	111,972	116,973	7,065	-	91,672	89,788

	MLVGA2		DWVSVS		DFVGMI		DFVGB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$42,485	40,734	1,330	1,124	-	-	2,517	2,036
Realized gain (loss) on investments	62,344	(80,655)	15,472	4,433	-	-	(38)	28
Change in unrealized gain (loss) on investments	345,486	173,065	3,667	34,477	53	-	4	(1,797)
Reinvested capital gains	36,005	-	7,087	13,988	-	-	69	646

Net increase (decrease) in contract owners’ equity resulting from operations	486,320	133,144	27,556	54,022	53	-	2,552	913

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	238,596	329,335	18,689	9,456	-	-	15,447	13,107
Transfers between funds	(444,868)	(536,990)	122,375	40,611	67,292	-	15,163	49,813
Surrenders (note 6)	(141,258)	(198,167)	(35,749)	(75,066)	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	19,298	(385)	(682)	(935)	-	-	(90)	(114)
Deductions for surrender charges (note 2)	(5,456)	(994)	(695)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(149,023)	(162,136)	(10,571)	(7,495)	-	-	(6,646)	(5,060)
Asset charges (note 3)	(10,831)	(12,461)	(921)	(582)	-	-	(637)	(322)
Adjustments to maintain reserves	7	12	2	(8)	(3)	-	(9)	5

Net equity transactions	(493,535)	(581,786)	92,448	(34,019)	67,289	-	23,228	57,429

Net change in contract owners’ equity	(7,215)	(448,642)	120,004	20,003	67,342	-	25,780	58,342
Contract owners’ equity beginning of period	3,634,229	4,082,871	168,368	148,365	-	-	120,034	61,692

Contract owners’ equity end of period	$3,627,014	3,634,229	288,372	168,368	67,342	-	145,814	120,034

CHANGES IN UNITS:
Beginning units	212,480	248,157	10,534	12,168	-	-	11,021	5,762
Units purchased	14,284	17,722	8,647	938	6,171	-	2,838	5,794
Units redeemed	(40,327)	(53,399)	(3,037)	(2,572)	-	-	(748)	(535)

Ending units	186,437	212,480	16,144	10,534	6,171	-	13,111	11,021

	DFVIPS		DFVIS		DFVIV		DFVSTF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,031	-	3,825	1,398	8,791	2,743	403	161
Realized gain (loss) on investments	62	-	2,763	(25)	1,393	(1,005)	(3)	1
Change in unrealized gain (loss) on investments	(1,789)	68	19,236	1,481	41,504	6,449	(171)	(45)
Reinvested capital gains	-	-	4,162	486	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,304	68	29,986	3,340	51,688	8,187	229	117

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	32,005	-	84,392	29,754	68,454	32,874	16,322	14,007
Transfers between funds	164,103	7,460	(132)	(1,819)	149,307	952	4,615	2,059
Surrenders (note 6)	-	-	(9,607)	-	(10,385)	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	30	-	(372)	(22)	(377)	(22)	-	-
Deductions for surrender charges (note 2)	-	-	(807)	-	(2,087)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,377)	-	(7,897)	(6,399)	(9,837)	(6,851)	(3,270)	(2,606)
Asset charges (note 3)	(401)	-	(659)	(258)	(1,027)	(428)	(189)	(109)
Adjustments to maintain reserves	1	(2)	9	(7)	10	(6)	(5)	-

Net equity transactions	193,361	7,458	64,927	21,249	194,058	26,519	17,473	13,351

Net change in contract owners’ equity	196,665	7,526	94,913	24,589	245,746	34,706	17,702	13,468
Contract owners’ equity beginning of period	7,526	-	61,613	37,024	89,350	54,644	24,150	10,682

Contract owners’ equity end of period	$204,191	7,526	156,526	61,613	335,096	89,350	41,852	24,150

CHANGES IN UNITS:
Beginning units	754	-	4,355	2,780	7,171	4,785	2,371	1,057
Units purchased	19,332	754	5,469	2,325	16,190	3,042	2,140	1,581
Units redeemed	(276)	-	(1,310)	(750)	(1,984)	(656)	(436)	(267)

Ending units	19,810	754	8,514	4,355	21,377	7,171	4,075	2,371

	DFVULV		DFVUTV		DVSCS		DSIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$8,974	6,804	1,529	937	25,082	29,507	89,278	99,997
Realized gain (loss) on investments	12,032	(921)	2,650	122	229,148	195,799	500,844	180,377
Change in unrealized gain (loss) on investments	39,365	52,705	907	15,627	17,194	243,275	342,010	80,272
Reinvested capital gains	19,572	2,604	9,073	3,326	164,144	279,719	125,434	169,241

Net increase (decrease) in contract owners’ equity resulting from operations	79,943	61,192	14,159	20,012	435,568	748,300	1,057,566	529,887

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	66,079	40,009	35,721	34,185	196,425	264,339	248,805	314,020
Transfers between funds	9,400	25,157	(8,683)	11,891	(138,380)	(47,729)	(57,550)	159,092
Surrenders (note 6)	(25,830)	(10,000)	-	-	(199,772)	(281,429)	(880,681)	(409,693)
Death Benefits (note 4)	-	-	-	-	-	(5,152)	-	-
Net policy repayments (loans) (note 5)	(1,129)	(2,275)	(298)	(1,778)	(54,545)	(19,560)	(69,483)	2,725
Deductions for surrender charges (note 2)	(3,381)	-	-	-	(2,579)	(8,252)	(11,954)	(18,005)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(19,654)	(17,008)	(8,222)	(6,247)	(111,512)	(112,538)	(192,052)	(196,649)
Asset charges (note 3)	(2,382)	(1,980)	(825)	(475)	(9,489)	(9,928)	(14,294)	(14,554)
Adjustments to maintain reserves	6	1	(4)	14	70	85	(13)	(6)

Net equity transactions	23,109	33,904	17,689	37,590	(319,782)	(220,164)	(977,222)	(163,070)

Net change in contract owners’ equity	103,052	95,096	31,848	57,602	115,786	528,136	80,344	366,817
Contract owners’ equity beginning of period	401,636	306,540	122,377	64,775	3,763,925	3,235,789	5,384,645	5,017,828

Contract owners’ equity end of period	$504,688	401,636	154,225	122,377	3,879,711	3,763,925	5,464,989	5,384,645

CHANGES IN UNITS:
Beginning units	20,890	18,953	6,218	4,196	130,171	140,695	229,698	239,108
Units purchased	3,667	3,912	2,079	2,721	5,380	7,763	16,070	21,145
Units redeemed	(2,513)	(1,975)	(1,158)	(699)	(16,181)	(18,287)	(53,956)	(30,555)

Ending units	22,044	20,890	7,139	6,218	119,370	130,171	191,812	229,698

	DCAP		DSGIBA		FQB		FRESS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$23,299	24,838	1,837	-	36,028	41,445	93	-
Realized gain (loss) on investments	7,329	12,557	3,408	-	(6,661)	(3,373)	10	-
Change in unrealized gain (loss) on investments	165,132	(140,340)	9,319	706	14,934	6,669	(221)	-
Reinvested capital gains	222,205	217,702	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	417,965	114,757	14,564	706	44,301	44,741	(118)	-

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	67,325	74,283	73,444	50,009	57,342	59,403	9,275	-
Transfers between funds	(83,449)	(17,263)	34,633	55,513	358	(34,788)	97,862	-
Surrenders (note 6)	(22,288)	(53,022)	(52,844)	-	(59,533)	(64,914)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	2,078	(677)	-	-	17,658	3,547	(885)	-
Deductions for surrender charges (note 2)	(396)	(1,417)	-	-	(1,378)	(5,643)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(45,588)	(46,964)	(13,543)	(721)	(36,948)	(43,659)	(192)	-
Asset charges (note 3)	(4,520)	(4,625)	(613)	(37)	(2,861)	(3,599)	(25)	-
Adjustments to maintain reserves	3	6	7	(1)	(11)	7	(3)	-

Net equity transactions	(86,835)	(49,679)	41,084	104,763	(25,373)	(89,646)	106,032	-

Net change in contract owners’ equity	331,130	65,078	55,648	105,469	18,928	(44,905)	105,914	-
Contract owners’ equity beginning of period	1,578,403	1,513,325	105,469	-	1,119,922	1,164,827	-	-

Contract owners’ equity end of period	$1,909,533	1,578,403	161,117	105,469	1,138,850	1,119,922	105,914	-

CHANGES IN UNITS:
Beginning units	73,062	75,586	10,134	-	68,273	73,726	-	-
Units purchased	3,240	4,199	6,794	10,207	6,637	5,163	10,392	-
Units redeemed	(6,885)	(6,723)	(3,644)	(73)	(8,176)	(10,616)	(107)	-

Ending units	69,417	73,062	13,284	10,134	66,734	68,273	10,285	-

	FNRS2		FEIS		FF10S		FF20S
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$51,643	14,097	87,132	105,001	11,915	12,301	43,423	39,382
Realized gain (loss) on investments	(51,828)	(56,571)	67,373	142,514	23,438	22,939	160,545	76,991
Change in unrealized gain (loss) on investments	(56,853)	849,099	380,464	200,686	50,601	(9,244)	176,202	(32,597)
Reinvested capital gains	1,906	-	109,802	277,037	18,109	21,942	82,073	89,858

Net increase (decrease) in contract owners’ equity resulting from operations	(55,132)	806,625	644,771	725,238	104,063	47,938	462,243	173,634

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	259,721	270,819	290,556	375,541	26,760	29,379	143,321	358,658
Transfers between funds	519,861	46,805	(12,727)	323,564	(9,154)	(62,357)	452,934	(336,788)
Surrenders (note 6)	(184,426)	(213,325)	(210,388)	(219,348)	(6,547)	(16,150)	(543,823)	(32,530)
Death Benefits (note 4)	(1,057)	(4,787)	-	-	(94,446)	-	-	-
Net policy repayments (loans) (note 5)	4,366	6,381	(5,484)	(103,131)	(2,350)	(22)	549	84,432
Deductions for surrender charges (note 2)	(3,032)	(6,579)	(6,288)	(5,907)	-	(23,762)	(2,890)	(2,890)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(125,680)	(101,359)	(187,430)	(185,186)	(39,795)	(47,289)	(94,580)	(173,448)
Asset charges (note 3)	(10,202)	(7,995)	(13,538)	(13,605)	(2,432)	(3,196)	(6,814)	(12,462)
Adjustments to maintain reserves	(19)	39	(15)	16	345	130	(12)	5

Net equity transactions	459,532	(10,001)	(145,314)	171,944	(127,619)	(123,267)	(51,315)	(115,023)

Net change in contract owners’ equity	404,400	796,624	499,457	897,182	(23,556)	(75,329)	410,928	58,611
Contract owners’ equity beginning of period	3,375,793	2,579,169	5,110,006	4,212,824	874,655	949,984	2,754,164	2,695,553

Contract owners’ equity end of period	$3,780,193	3,375,793	5,609,463	5,110,006	851,099	874,655	3,165,092	2,754,164

CHANGES IN UNITS:
Beginning units	161,229	164,457	245,479	238,610	46,792	53,504	141,218	146,564
Units purchased	50,847	18,364	18,518	39,535	1,353	1,636	28,564	26,825
Units redeemed	(26,379)	(21,592)	(25,111)	(32,666)	(7,848)	(8,348)	(30,443)	(32,171)

Ending units	185,697	161,229	238,886	245,479	40,297	46,792	139,339	141,218

	FF30S		FGS		FIGBS		FMCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$57,691	47,837	5,732	-	102,772	108,496	52,009	33,845
Realized gain (loss) on investments	51,218	38,693	344,658	212,655	(1,797)	(11,489)	402,697	195,594
Change in unrealized gain (loss) on investments	533,458	3,234	696,307	(541,173)	65,161	112,851	763,011	200,766
Reinvested capital gains	143,681	117,058	328,395	346,149	21,371	2,129	398,900	467,697

Net increase (decrease) in contract owners’ equity resulting from operations	786,048	206,822	1,375,092	17,631	187,507	211,987	1,616,617	897,902

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	401,905	350,143	329,284	353,076	278,369	335,557	396,735	415,833
Transfers between funds	155,086	264,845	183,603	105,146	(35,871)	402,630	(23,868)	(1,534)
Surrenders (note 6)	(125,080)	(35,495)	(289,823)	(191,695)	(476,971)	(472,659)	(1,198,251)	(200,758)
Death Benefits (note 4)	-	-	(3,138)	(1,623)	(2,012)	-	-	-
Net policy repayments (loans) (note 5)	(12,834)	(19,760)	(17,550)	75,239	(68,174)	(74,682)	4,089	(28,760)
Deductions for surrender charges (note 2)	(4,029)	(3,042)	(4,064)	(8,881)	(10,219)	(10,518)	(7,160)	(11,247)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(113,863)	(119,708)	(214,069)	(197,539)	(160,385)	(184,187)	(289,187)	(290,026)
Asset charges (note 3)	(12,871)	(11,727)	(13,701)	(11,954)	(12,192)	(14,761)	(20,434)	(21,034)
Adjustments to maintain reserves	16	(6)	117	(6)	24	18	(14)	4

Net equity transactions	288,330	425,250	(29,341)	121,763	(487,431)	(18,602)	(1,138,090)	(137,522)

Net change in contract owners’ equity	1,074,378	632,072	1,345,751	139,394	(299,924)	193,385	478,527	760,380
Contract owners’ equity beginning of period	3,573,994	2,941,922	3,888,703	3,749,309	4,693,052	4,499,667	8,388,022	7,627,642

Contract owners’ equity end of period	$4,648,372	3,573,994	5,234,454	3,888,703	4,393,128	4,693,052	8,866,549	8,388,022

CHANGES IN UNITS:
Beginning units	174,747	153,221	169,718	164,802	287,884	288,795	300,239	306,092
Units purchased	25,996	34,086	27,193	31,511	20,302	46,313	15,716	19,887
Units redeemed	(12,625)	(12,560)	(27,689)	(26,595)	(49,458)	(47,224)	(53,022)	(25,740)

Ending units	188,118	174,747	169,222	169,718	258,728	287,884	262,933	300,239

	FOS		FVSS		FTVIS2		FTVRDI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$31,116	25,958	2,284	1,493	113,961	102,993	43,133	37,917
Realized gain (loss) on investments	16,040	(48,877)	(476)	11,200	6,921	(18,055)	141,949	104,322
Change in unrealized gain (loss) on investments	524,585	(83,971)	(11,799)	(3,767)	133,757	211,926	209,004	(67,739)
Reinvested capital gains	2,191	3,283	38,351	-	-	-	89,239	275,633

Net increase (decrease) in contract owners’ equity resulting from operations	573,932	(103,607)	28,360	8,926	254,639	296,864	483,325	350,133

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	101,011	104,597	7,672	8,103	91,701	159,403	209,129	82,824
Transfers between funds	139,555	87,793	(998)	(328)	(50,872)	447,805	(118,676)	150,549
Surrenders (note 6)	(72,376)	(154,304)	(5,259)	(70,180)	(127,519)	(39,703)	(250,133)	(61,483)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	6,951	(4,228)	32	(769)	(60,053)	(77,701)	(1,047)	(40,424)
Deductions for surrender charges (note 2)	(743)	(5,854)	(231)	(556)	(2,382)	(578)	(1,859)	(6,834)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(75,932)	(75,831)	(4,888)	(5,506)	(89,203)	(90,956)	(84,315)	(82,918)
Asset charges (note 3)	(6,348)	(6,252)	(328)	(363)	(6,868)	(7,488)	(4,637)	(4,429)
Adjustments to maintain reserves	(9)	5	15	(11)	4	(13)	12	(10)

Net equity transactions	92,109	(54,074)	(3,985)	(69,610)	(245,192)	390,769	(251,526)	37,275

Net change in contract owners’ equity	666,041	(157,681)	24,375	(60,684)	9,447	687,633	231,799	387,408
Contract owners’ equity beginning of period	1,868,893	2,026,574	150,072	210,756	2,726,361	2,038,728	2,524,155	2,136,747

Contract owners’ equity end of period	$2,534,934	1,868,893	174,447	150,072	2,735,808	2,726,361	2,755,954	2,524,155

CHANGES IN UNITS:
Beginning units	208,314	214,321	6,830	10,501	149,609	127,563	106,138	104,518
Units purchased	25,564	26,917	358	425	5,500	38,661	3,801	11,007
Units redeemed	(16,700)	(32,924)	(528)	(4,096)	(18,222)	(16,615)	(14,046)	(9,387)

Ending units	217,178	208,314	6,660	6,830	136,887	149,609	95,893	106,138

	FTVSVI		FTVDM2		TIF2		FTVGI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$36,981	48,810	14,301	9,197	52,712	35,699	-	-
Realized gain (loss) on investments	366,207	241,683	(25,073)	(65,886)	(33,065)	(86,018)	(98,672)	(100,115)
Change in unrealized gain (loss) on investments	(223,861)	280,094	494,000	229,027	296,319	149,940	151,026	198,191
Reinvested capital gains	346,081	676,039	-	-	-	31,975	10,671	2,361

Net increase (decrease) in contract owners’ equity resulting from operations	525,408	1,246,626	483,228	172,338	315,966	131,596	63,025	100,437

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	263,740	247,826	81,454	81,589	220,520	127,141	108,523	127,538
Transfers between funds	(317,759)	66,722	41,872	91,638	79,536	96,592	122,045	307,897
Surrenders (note 6)	(322,251)	(177,179)	(77,597)	(63,575)	(76,840)	(204,155)	(543,516)	(135,969)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(88,533)	(78,019)	(10,760)	3,893	(18,649)	(4,719)	(41,174)	13,293
Deductions for surrender charges (note 2)	(6,097)	(7,721)	(1,100)	(4,302)	(2,461)	(1,833)	(5,356)	(8,295)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(146,643)	(153,932)	(60,521)	(53,875)	(67,237)	(68,009)	(90,154)	(100,114)
Asset charges (note 3)	(11,372)	(12,944)	(3,583)	(3,306)	(4,837)	(5,145)	(8,369)	(9,901)
Adjustments to maintain reserves	10	(18)	(4)	-	(1)	(7)	-	2

Net equity transactions	(628,905)	(115,265)	(30,239)	52,062	130,031	(60,135)	(458,001)	194,451

Net change in contract owners’ equity	(103,497)	1,131,361	452,989	224,400	445,997	71,461	(394,976)	294,888
Contract owners’ equity beginning of period	5,382,579	4,251,218	1,213,912	989,512	1,828,343	1,756,882	3,188,442	2,893,554

Contract owners’ equity end of period	$5,279,082	5,382,579	1,666,901	1,213,912	2,274,340	1,828,343	2,793,466	3,188,442

CHANGES IN UNITS:
Beginning units	196,974	203,077	136,347	130,526	208,860	215,097	320,924	299,800
Units purchased	9,891	13,476	11,208	23,444	32,447	20,542	26,399	47,862
Units redeemed	(32,691)	(19,579)	(14,209)	(17,623)	(18,663)	(26,779)	(71,466)	(26,738)

Ending units	174,174	196,974	133,346	136,347	222,644	208,860	275,857	320,924

	FTVFA2		FTVIS1		FTVFA1		FTVGB1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$34,227	46,425	12,647	12,676	1,679	2,057	-	-
Realized gain (loss) on investments	3,678	(9,052)	(1,818)	(1,336)	(885)	(1,595)	6,165	(82,142)
Change in unrealized gain (loss) on investments	57,734	73,933	18,977	23,897	3,481	4,669	10,944	139,069
Reinvested capital gains	52,762	39,299	-	-	2,375	1,623	4,141	436

Net increase (decrease) in contract owners’ equity resulting from operations	148,401	150,605	29,806	35,237	6,650	6,754	21,250	57,363

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	35,578	38,183	66,056	65,846	6,744	6,835	112,093	105,902
Transfers between funds	5,049	43,914	(21,593)	4,594	(1,719)	(69)	101,153	583,304
Surrenders (note 6)	(1,988)	(41,731)	(8,657)	(651)	-	-	(61,205)	(131,997)
Death Benefits (note 4)	(106,855)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,730)	(61,495)	255	(6,138)	38	65	2,616	(211)
Deductions for surrender charges (note 2)	(239)	(1,310)	(1,204)	(305)	-	-	(8,054)	(2,101)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(23,788)	(26,199)	(24,836)	(23,324)	(4,846)	(4,667)	(78,280)	(53,913)
Asset charges (note 3)	(3,994)	(4,393)	(1,963)	(1,585)	(395)	(331)	(6,995)	(4,971)
Adjustments to maintain reserves	4	5	(36)	(252)	4	6	144	-

Net equity transactions	(98,963)	(53,026)	8,022	38,185	(174)	1,839	61,472	496,013

Net change in contract owners’ equity	49,438	97,579	37,828	73,422	6,476	8,593	82,722	553,376
Contract owners’ equity beginning of period	1,315,085	1,217,506	298,208	224,786	53,895	45,302	1,208,742	655,366

Contract owners’ equity end of period	$1,364,523	1,315,085	336,036	298,208	60,371	53,895	1,291,464	1,208,742

CHANGES IN UNITS:
Beginning units	89,666	93,954	21,895	18,870	3,671	3,500	108,677	60,814
Units purchased	2,765	4,503	5,069	5,902	443	573	26,736	67,173
Units redeemed	(9,346)	(8,791)	(4,542)	(2,877)	(448)	(402)	(21,747)	(19,310)

Ending units	83,085	89,666	22,422	21,895	3,666	3,671	113,666	108,677

	ACEG		AVMCCI		IVKMG1		IVBRA1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$519	-	387	15	-	-	85,270	5,801
Realized gain (loss) on investments	51,173	68,368	2,124	(375)	36,189	20,035	(29,255)	(28,846)
Change in unrealized gain (loss) on investments	47,852	(111,083)	5,250	1,617	99,904	(108,294)	27,064	127,928
Reinvested capital gains	50,596	52,362	1,498	1,269	65,531	93,405	115,633	-

Net increase (decrease) in contract owners’ equity resulting from operations	150,140	9,647	9,259	2,526	201,624	5,146	198,712	104,883

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	21,334	66,907	37,580	691	37,823	39,553	72,656	66,849
Transfers between funds	25,482	(59,088)	11,708	8,926	(97,450)	4,732	(2,793)	1,053,020
Surrenders (note 6)	(95,292)	(63,848)	(12,444)	-	(25,210)	(39,164)	(44,866)	(24,262)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	347	(31,487)	-	(2)	3,461	(6,742)	15,055	(9,149)
Deductions for surrender charges (note 2)	(437)	(768)	(399)	-	(755)	(1,015)	(594)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(23,408)	(24,506)	(1,776)	(863)	(33,179)	(35,084)	(52,448)	(33,649)
Asset charges (note 3)	(1,699)	(1,721)	(139)	(67)	(2,541)	(2,727)	(6,148)	(4,109)
Adjustments to maintain reserves	12	(10)	(7)	(1)	(7)	2	5	(1)

Net equity transactions	(73,661)	(114,521)	34,523	8,684	(117,858)	(40,445)	(19,133)	1,048,699

Net change in contract owners’ equity	76,479	(104,874)	43,782	11,210	83,766	(35,299)	179,579	1,153,582
Contract owners’ equity beginning of period	582,603	687,477	20,081	8,871	935,089	970,388	1,952,128	798,546

Contract owners’ equity end of period	$659,082	582,603	63,863	20,081	1,018,855	935,089	2,131,707	1,952,128

CHANGES IN UNITS:
Beginning units	36,616	44,187	1,363	683	63,036	65,910	176,777	80,730
Units purchased	1,634	2,069	3,287	781	2,855	3,458	13,001	103,003
Units redeemed	(5,721)	(9,640)	(878)	(101)	(9,819)	(6,332)	(14,540)	(6,956)

Ending units	32,529	36,616	3,772	1,363	56,072	63,036	175,238	176,777

	JAEI		JACAS		JAGTS		JAIGS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4	-	-	16,305	9,861	2,403	37,685	152,762
Realized gain (loss) on investments	6	-	(8,747)	(132,595)	352,423	56,747	(67,211)	(911,168)
Change in unrealized gain (loss) on investments	4,737	-	447,394	(105,048)	255,085	130,963	662,628	516,418
Reinvested capital gains	34	-	121,466	242,579	126,230	92,819	-	88,780

Net increase (decrease) in contract owners’ equity resulting from operations	4,781	-	560,113	21,241	743,599	282,932	633,102	(153,208)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	3,479	-	97,661	147,056	243,654	106,081	159,110	195,857
Transfers between funds	124,352	-	166,803	(211,159)	604,882	(596,835)	(135,388)	(434,061)
Surrenders (note 6)	-	-	(67,490)	(104,146)	(205,522)	(230,109)	(100,679)	(82,566)
Death Benefits (note 4)	-	-	(1,810)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(19,990)	(17,868)	(33,739)	(4,277)	645	(8,270)
Deductions for surrender charges (note 2)	-	-	(4,117)	(1,611)	(4,343)	(1,900)	(1,580)	(4,860)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(815)	-	(73,185)	(75,273)	(58,450)	(81,678)	(71,511)	(134,182)
Asset charges (note 3)	(73)	-	(6,894)	(6,383)	(6,101)	(6,738)	(7,053)	(12,223)
Adjustments to maintain reserves	2	-	(9)	11	-	3	5	1

Net equity transactions	126,945	-	90,969	(269,373)	540,381	(815,453)	(156,451)	(480,304)

Net change in contract owners’ equity	131,726	-	651,082	(248,132)	1,283,980	(532,521)	476,651	(633,512)
Contract owners’ equity beginning of period	-	-	1,847,548	2,095,680	1,329,590	1,862,111	2,131,633	2,765,145

Contract owners’ equity end of period	$131,726	-	2,498,630	1,847,548	2,613,570	1,329,590	2,608,284	2,131,633

CHANGES IN UNITS:
Beginning units	-	-	79,105	91,472	75,015	119,611	249,106	301,466
Units purchased	11,412	-	9,997	5,382	42,555	28,450	21,182	24,994
Units redeemed	(78)	-	(6,805)	(17,749)	(15,814)	(73,046)	(37,260)	(77,354)

Ending units	11,334	-	82,297	79,105	101,756	75,015	233,028	249,106

	LOVTRC		MV2IGI		MVIVIC		MNDIC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,100	840	16,311	5,234	10,130	7,354	-	-
Realized gain (loss) on investments	47	(200)	(1,173)	(7,665)	15,085	1,047	(5,376)	(44,274)
Change in unrealized gain (loss) on investments	(3,076)	(907)	472,444	(70,194)	121,415	(16,040)	118,104	63,813
Reinvested capital gains	-	122	130,055	101,005	643	12,416	8,983	22,028

Net increase (decrease) in contract owners’ equity resulting from operations	2,071	(145)	617,637	28,380	147,273	4,777	121,711	41,567

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	6,327	1,461	30,087	32,142	100,879	96,083	40,317	53,137
Transfers between funds	188,798	31,176	(29,616)	1,334,624	(79,421)	279,614	(20,917)	(63,651)
Surrenders (note 6)	-	-	(11,201)	(32,186)	(18,113)	-	(41,167)	(59,405)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	7,120	4,518	(1,233)	(1,811)	(2,821)	(4,968)
Deductions for surrender charges (note 2)	-	-	(46)	(2,343)	-	-	(1,286)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,576)	(335)	(45,457)	(36,421)	(23,179)	(20,694)	(14,312)	(16,253)
Asset charges (note 3)	(200)	(29)	(3,929)	(2,717)	(3,095)	(2,240)	(1,462)	(1,510)
Adjustments to maintain reserves	7	(3)	5	(7)	9	2	5	(3)

Net equity transactions	193,356	32,270	(53,037)	1,297,610	(24,153)	350,954	(41,643)	(92,653)

Net change in contract owners’ equity	195,427	32,125	564,600	1,325,990	123,120	355,731	80,068	(51,086)
Contract owners’ equity beginning of period	32,125	-	2,190,582	864,592	640,372	284,641	480,741	531,827

Contract owners’ equity end of period	$227,552	32,125	2,755,182	2,190,582	763,492	640,372	560,809	480,741

CHANGES IN UNITS:
Beginning units	3,193	-	209,452	87,690	41,689	19,281	33,121	39,957
Units purchased	18,754	3,228	4,741	129,367	12,160	24,635	6,390	4,685
Units redeemed	(171)	(35)	(9,064)	(7,605)	(14,756)	(2,227)	(9,005)	(11,521)

Ending units	21,776	3,193	205,129	209,452	39,093	41,689	30,506	33,121

	MVFIC		MVIVSC		MSVFI		IDPGI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$194,571	171,320	43,067	27,464	15,286	8,323	844	467
Realized gain (loss) on investments	304,492	327,238	45,452	86,419	1,028	2,230	56	(41)
Change in unrealized gain (loss) on investments	714,408	(97,998)	639,357	(60,811)	12,558	14,995	3,489	805
Reinvested capital gains	398,149	661,744	3,140	55,528	-	-	368	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,611,620	1,062,304	731,016	108,600	28,872	25,548	4,757	1,231

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	574,141	431,117	317,202	171,029	60,817	23,063	27,159	14,914
Transfers between funds	297,691	1,194,462	233,395	279,020	11,273	(5,479)	1,361	4,334
Surrenders (note 6)	(287,445)	(515,514)	(92,280)	(91,134)	-	(17,969)	-	-
Death Benefits (note 4)	-	(105,536)	-	(49,601)	-	-	-	-
Net policy repayments (loans) (note 5)	(143,641)	(38,679)	2,961	(26,855)	(1,002)	1,357	-	-
Deductions for surrender charges (note 2)	(4,239)	(13,999)	(1,074)	(1,482)	-	(1,220)	(461)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(295,718)	(287,288)	(137,837)	(129,373)	(23,405)	(24,552)	(11,669)	(8,262)
Asset charges (note 3)	(25,211)	(23,431)	(6,749)	(6,320)	(1,308)	(1,431)	(273)	(140)
Adjustments to maintain reserves	(6)	16	(12)	14	24	27	(1)	(3)

Net equity transactions	115,572	641,148	315,606	145,298	46,399	(26,204)	16,116	10,843

Net change in contract owners’ equity	1,727,192	1,703,452	1,046,622	253,898	75,271	(656)	20,873	12,074
Contract owners’ equity beginning of period	9,019,258	7,315,806	2,549,759	2,295,861	423,432	424,088	23,980	11,906

Contract owners’ equity end of period	$10,746,450	9,019,258	3,596,381	2,549,759	498,703	423,432	44,853	23,980

CHANGES IN UNITS:
Beginning units	354,182	327,764	144,906	135,488	26,916	28,605	2,291	1,205
Units purchased	36,405	66,693	27,415	44,984	4,644	1,635	2,564	1,917
Units redeemed	(31,891)	(40,275)	(11,156)	(35,566)	(1,722)	(3,324)	(1,106)	(831)

Ending units	358,696	354,182	161,165	144,906	29,838	26,916	3,749	2,291

	IDPG		NCPGI		NCPG		NVBX
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$871	424	1,524	920	3,829	1,880	9,204	7,149
Realized gain (loss) on investments	604	(23)	143	(492)	806	(290)	(573)	33
Change in unrealized gain (loss) on investments	2,783	723	5,835	1,341	12,007	2,734	(1,121)	(4,881)
Reinvested capital gains	312	-	2,453	66	7,017	-	654	633

Net increase (decrease) in contract owners’ equity resulting from operations	4,570	1,124	9,955	1,835	23,659	4,324	8,164	2,934

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	9,732	7,590	41,850	10,619	86,902	13,602	7,677	12,785
Transfers between funds	21,384	15,616	4,482	1,359	55,265	648	222,765	278,961
Surrenders (note 6)	-	-	-	(465)	-	-	(173,349)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	5,300	-
Deductions for surrender charges (note 2)	-	-	-	(1,180)	-	-	(4,003)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(8,254)	(4,363)	(9,921)	(5,894)	(12,172)	(6,323)	(10,129)	(6,054)
Asset charges (note 3)	(209)	(108)	(627)	(233)	(1,083)	(552)	(1,114)	(657)
Adjustments to maintain reserves	(8)	1	(1)	3	9	(4)	-	(2)

Net equity transactions	22,645	18,736	35,783	4,209	128,921	7,371	47,147	285,033

Net change in contract owners’ equity	27,215	19,860	45,738	6,044	152,580	11,695	55,311	287,967
Contract owners’ equity beginning of period	22,751	2,891	39,821	33,777	77,222	65,527	357,545	69,578

Contract owners’ equity end of period	$49,966	22,751	85,559	39,821	229,802	77,222	412,856	357,545

CHANGES IN UNITS:
Beginning units	2,172	296	3,862	3,464	7,546	6,813	33,970	6,760
Units purchased	2,636	2,317	4,309	1,177	12,672	1,432	23,339	27,831
Units redeemed	(739)	(441)	(953)	(779)	(1,184)	(699)	(19,271)	(621)

Ending units	4,069	2,172	7,218	3,862	19,034	7,546	38,038	33,970

	NVIX		NVAMV1		GVAAA2		GVABD2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$10,193	6,152	98,250	135,081	80,103	109,380	10,854	29,109
Realized gain (loss) on investments	93	(1,428)	181,176	59,615	104,298	113,374	3,004	14,203
Change in unrealized gain (loss) on investments	61,102	505	10,223	316,302	682,618	(111,669)	13,881	(23,267)
Reinvested capital gains	-	-	214,834	553,228	161,372	346,445	2,454	4,019

Net increase (decrease) in contract owners’ equity resulting from operations	71,388	5,229	504,483	1,064,226	1,028,391	457,530	30,193	24,064

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	28,712	43,585	277,105	242,968	734,491	607,147	51,004	88,753
Transfers between funds	56,411	115,659	(97,915)	43,949	413,355	1,313,373	(57,262)	201,588
Surrenders (note 6)	-	-	(775,386)	(196,752)	(164,621)	(127,673)	(329,847)	(39,812)
Death Benefits (note 4)	-	-	(6,572)	(7,376)	-	(3,308)	-	(2,691)
Net policy repayments (loans) (note 5)	(4,645)	-	(29,426)	(46,310)	(72,005)	(89,026)	7,372	5,243
Deductions for surrender charges (note 2)	-	-	(7,809)	(15,034)	(7,924)	(14,042)	(6,266)	(1,522)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(14,894)	(8,212)	(195,656)	(205,531)	(318,893)	(281,283)	(24,524)	(38,757)
Asset charges (note 3)	(1,481)	(635)	(15,130)	(16,546)	(23,918)	(19,511)	(2,296)	(3,338)
Adjustments to maintain reserves	(8)	-	(11)	9	(734)	(387)	4	(5)

Net equity transactions	64,095	150,397	(850,800)	(200,623)	559,751	1,385,290	(361,815)	209,459

Net change in contract owners’ equity	135,483	155,626	(346,317)	863,603	1,588,142	1,842,820	(331,622)	233,523
Contract owners’ equity beginning of period	263,707	108,081	6,287,643	5,424,040	6,302,323	4,459,503	995,043	761,520

Contract owners’ equity end of period	$399,190	263,707	5,941,326	6,287,643	7,890,465	6,302,323	663,421	995,043

CHANGES IN UNITS:
Beginning units	28,680	11,863	222,181	230,837	348,170	268,535	73,623	57,838
Units purchased	8,584	17,809	11,813	13,904	59,906	110,394	4,590	20,535
Units redeemed	(2,500)	(992)	(40,809)	(22,560)	(31,620)	(30,759)	(30,654)	(4,750)

Ending units	34,764	28,680	193,185	222,181	376,456	348,170	47,559	73,623

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$21,731	38,415	14,191	8,830	23,306	17,277	86,076	82,960
Realized gain (loss) on investments	101,007	104,890	264,340	354,603	55,062	31,345	(2,424)	(24,729)
Change in unrealized gain (loss) on investments	442,436	(391,979)	486,235	(847,970)	88,810	(101,195)	19,024	141,669
Reinvested capital gains	242,471	245,264	346,624	823,894	164,939	205,522	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	807,645	(3,410)	1,111,390	339,357	332,117	152,949	102,676	199,900

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	152,791	325,744	256,956	189,662	84,299	86,725	66,385	72,574
Transfers between funds	88,532	(288,594)	(18,169)	(185,889)	(3,327)	18,271	18,177	(78,205)
Surrenders (note 6)	(94,541)	(33,368)	(445,233)	(298,384)	(38,783)	(31,100)	(80,694)	(140,179)
Death Benefits (note 4)	-	(3,364)	(3,521)	(3,367)	-	(3,432)	(21,640)	-
Net policy repayments (loans) (note 5)	(49,643)	(1,581)	(53,070)	3,708	(18,198)	16,742	25,618	8,938
Deductions for surrender charges (note 2)	(1,432)	(1,433)	(5,906)	(7,206)	(1,392)	(17,082)	(705)	(1,815)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(103,312)	(105,866)	(133,820)	(138,308)	(69,615)	(67,696)	(50,523)	(54,275)
Asset charges (note 3)	(9,369)	(9,380)	(12,357)	(12,726)	(5,886)	(5,448)	(4,963)	(5,215)
Adjustments to maintain reserves	(4)	5	(28)	(14)	(14)	(111)	5	4

Net equity transactions	(16,978)	(117,837)	(415,148)	(452,524)	(52,916)	(3,131)	(48,340)	(198,173)

Net change in contract owners’ equity	790,667	(121,247)	696,242	(113,167)	279,201	149,818	54,336	1,727
Contract owners’ equity beginning of period	2,655,312	2,776,559	4,216,254	4,329,421	1,539,494	1,389,676	1,513,290	1,511,563

Contract owners’ equity end of period	$3,445,979	2,655,312	4,912,496	4,216,254	1,818,695	1,539,494	1,567,626	1,513,290

CHANGES IN UNITS:
Beginning units	143,017	149,827	218,381	244,566	91,976	92,230	74,657	85,128
Units purchased	14,988	18,082	9,282	13,715	5,210	6,891	4,579	6,726
Units redeemed	(16,286)	(24,892)	(28,562)	(39,900)	(8,069)	(7,145)	(6,793)	(17,197)

Ending units	141,719	143,017	199,101	218,381	89,117	91,976	72,443	74,657

	GEM		GIG		NVIE6		NVNMO1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$51,510	17,695	13,299	11,775	5,665	7,292	7,370	9,223
Realized gain (loss) on investments	20,993	(61,991)	817	(5,855)	22,110	4,810	6,217	105
Change in unrealized gain (loss) on investments	1,043,720	204,241	155,150	1,769	64,250	(10,041)	260,296	82,376
Reinvested capital gains	-	-	-	-	-	-	28,458	55,133

Net increase (decrease) in contract owners’ equity resulting from operations	1,116,223	159,945	169,266	7,689	92,025	2,061	302,341	146,837

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	408,294	212,473	44,538	67,812	-	178	16,541	16,641
Transfers between funds	902,894	108,798	106,516	69,687	(6,480)	(4,788)	5,734	(7,636)
Surrenders (note 6)	(177,491)	(116,684)	(23,382)	(5,100)	(35,237)	(1,613)	(5,022)	(3,305)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(18,782)	35,006	1,469	(5,975)	(22,922)	(3,314)	(21,091)	(2,217)
Deductions for surrender charges (note 2)	(5,903)	(5,659)	(343)	(161)	(286)	(7)	(543)	(154)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(133,688)	(95,144)	(25,728)	(24,277)	(11,765)	(12,144)	(12,647)	(12,644)
Asset charges (note 3)	(11,203)	(7,021)	(1,928)	(1,718)	(922)	(1,172)	(2,263)	(1,999)
Adjustments to maintain reserves	2	5	-	1	321	7	4	(3)

Net equity transactions	964,123	131,774	101,142	100,269	(77,291)	(22,853)	(19,287)	(11,317)

Net change in contract owners’ equity	2,080,346	291,719	270,408	107,958	14,734	(20,792)	283,054	135,520
Contract owners’ equity beginning of period	2,260,043	1,968,324	578,318	470,360	374,877	395,669	1,229,643	1,094,123

Contract owners’ equity end of period	$4,340,389	2,260,043	848,726	578,318	389,611	374,877	1,512,697	1,229,643

CHANGES IN UNITS:
Beginning units	256,317	240,457	60,531	49,659	39,468	41,921	75,355	76,170
Units purchased	125,774	47,279	14,065	15,776	-	-	1,310	1,261
Units redeemed	(34,210)	(31,419)	(4,896)	(4,904)	(7,188)	(2,453)	(2,417)	(2,076)

Ending units	347,881	256,317	69,700	60,531	32,280	39,468	74,248	75,355

	NVNSR2		NVCRA1		NVCRB1		NVCCA1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$19,470	23,159	55,190	77,158	31,879	49,695	73,952	102,572
Realized gain (loss) on investments	163,012	204,728	(10,508)	98,336	57,091	9,365	24,069	32,832
Change in unrealized gain (loss) on investments	103,899	(252,735)	391,767	(179,953)	45,417	(36,880)	240,323	(150,561)
Reinvested capital gains	327,699	335,562	273,869	267,991	100,414	85,151	266,133	276,418

Net increase (decrease) in contract owners’ equity resulting from operations	614,080	310,714	710,318	263,532	234,801	107,331	604,477	261,261

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	171,485	185,025	524,320	452,710	252,366	218,746	505,107	401,707
Transfers between funds	(92,103)	(51,545)	7,727	(322,632)	(320,306)	59,068	(39,980)	30,609
Surrenders (note 6)	(68,053)	(200,785)	(152,244)	(320,509)	(49,323)	(36,208)	(207,191)	(119,733)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(97,427)	(83,013)	6,251	(135,586)	(2,426)	198	20,239	40,940
Deductions for surrender charges (note 2)	(953)	(7,270)	(2,552)	(2,882)	(88)	(662)	(16,903)	(4,815)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(99,413)	(104,253)	(152,456)	(140,312)	(118,411)	(99,011)	(173,907)	(173,971)
Asset charges (note 3)	(10,353)	(11,312)	(17,205)	(14,928)	(9,483)	(8,013)	(17,655)	(16,271)
Adjustments to maintain reserves	6	4	(4)	(3)	(92)	5	(3)	(4)

Net equity transactions	(196,811)	(273,149)	213,837	(484,142)	(247,763)	134,123	69,707	158,462

Net change in contract owners’ equity	417,269	37,565	924,155	(220,610)	(12,962)	241,454	674,184	419,723
Contract owners’ equity beginning of period	3,442,467	3,404,902	3,420,872	3,641,482	1,921,767	1,680,313	3,822,442	3,402,719

Contract owners’ equity end of period	$3,859,736	3,442,467	4,345,027	3,420,872	1,908,805	1,921,767	4,496,626	3,822,442

CHANGES IN UNITS:
Beginning units	189,961	206,881	227,718	262,584	131,021	121,759	254,029	242,684
Units purchased	9,560	13,185	37,851	49,022	23,459	17,232	32,801	35,803
Units redeemed	(19,577)	(30,105)	(24,524)	(83,888)	(38,294)	(7,970)	(29,239)	(24,458)

Ending units	179,944	189,961	241,045	227,718	116,186	131,021	257,591	254,029

	NVCCN1		NVCMD1		NVCMA1		NVCMC1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$15,541	17,397	127,618	182,963	244,501	397,102	9,210	15,596
Realized gain (loss) on investments	(1,099)	(13,173)	88,125	173,913	(17,486)	(33,328)	(3,608)	4,690
Change in unrealized gain (loss) on investments	12,942	9,499	274,029	(331,190)	1,167,741	(486,892)	25,195	(12,665)
Reinvested capital gains	14,333	21,189	423,697	450,411	1,199,039	1,226,651	24,389	24,435

Net increase (decrease) in contract owners’ equity resulting from operations	41,717	34,912	913,469	476,097	2,593,795	1,103,533	55,186	32,056

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	59,679	57,009	503,158	592,623	861,716	915,664	61,567	37,916
Transfers between funds	4,364	(27,540)	(73,740)	(1,253,201)	(356,366)	(436,965)	(131,764)	(105,414)
Surrenders (note 6)	-	(4)	(569,570)	(218,894)	(938,860)	(606,979)	(61,998)	-
Death Benefits (note 4)	-	-	-	-	(18,976)	(50,628)	-	-
Net policy repayments (loans) (note 5)	328	1,187	(24,068)	(249,116)	(450,264)	122,075	(3,279)	365
Deductions for surrender charges (note 2)	-	(190)	(32,244)	(6,082)	(37,487)	(36,722)	(422)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(27,104)	(28,892)	(338,363)	(369,885)	(551,891)	(614,522)	(37,068)	(38,095)
Asset charges (note 3)	(2,237)	(2,680)	(25,968)	(28,544)	(50,448)	(56,150)	(1,977)	(2,547)
Adjustments to maintain reserves	12	(1)	(16)	(7)	(1)	(4)	4	-

Net equity transactions	35,042	(1,111)	(560,811)	(1,533,106)	(1,542,577)	(764,231)	(174,937)	(107,775)

Net change in contract owners’ equity	76,759	33,801	352,658	(1,057,009)	1,051,218	339,302	(119,751)	(75,719)
Contract owners’ equity beginning of period	645,924	612,123	6,702,756	7,759,765	15,124,416	14,785,114	566,832	642,551

Contract owners’ equity end of period	$722,683	645,924	7,055,414	6,702,756	16,175,634	15,124,416	447,081	566,832

CHANGES IN UNITS:
Beginning units	47,277	46,960	450,291	556,849	1,008,854	1,062,039	39,327	47,253
Units purchased	4,603	8,114	38,490	47,174	63,923	94,172	4,092	4,548
Units redeemed	(2,145)	(7,797)	(73,205)	(153,732)	(159,596)	(147,357)	(15,240)	(12,474)

Ending units	49,735	47,277	415,576	450,291	913,181	1,008,854	28,179	39,327

	NVCBD1		NVLCP1		TRF		GBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$23,847	25,964	17,631	11,434	28,374	35,956	60,973	56,825
Realized gain (loss) on investments	4,856	24	(677)	(909)	175,395	229,948	(42,160)	(34,265)
Change in unrealized gain (loss) on investments	10,186	5,825	1,810	(3,497)	320,182	8,308	42,099	4,315
Reinvested capital gains	-	1,255	-	1,245	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,889	33,068	18,764	8,273	523,951	274,212	60,912	26,875

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	40,525	34,515	53,810	29,529	139,637	149,929	312,009	228,723
Transfers between funds	(91,199)	224,223	301,855	72,902	(60,044)	(51,848)	(62,410)	2,954
Surrenders (note 6)	(27,740)	(29,007)	(6,087)	-	(76,537)	(187,028)	(133,445)	(147,919)
Death Benefits (note 4)	-	-	(4,256)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(3,494)	(49,660)	(249)	6,084	(80,681)	(96,492)	(6,256)	(10,173)
Deductions for surrender charges (note 2)	(110)	(10,693)	(248)	-	(2,069)	(7,853)	(1,376)	(5,141)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(29,485)	(31,659)	(14,135)	(13,131)	(102,989)	(107,647)	(106,171)	(124,022)
Asset charges (note 3)	(2,737)	(3,035)	(1,547)	(1,022)	(7,547)	(8,349)	(8,936)	(10,540)
Adjustments to maintain reserves	(14)	(2)	(10)	7	30	(10)	17	4

Net equity transactions	(114,254)	134,682	329,133	94,369	(190,200)	(309,298)	(6,568)	(66,114)

Net change in contract owners’ equity	(75,365)	167,750	347,897	102,642	333,751	(35,086)	54,344	(39,239)
Contract owners’ equity beginning of period	886,826	719,076	366,357	263,715	2,615,578	2,650,664	2,908,499	2,947,738

Contract owners’ equity end of period	$811,461	886,826	714,254	366,357	2,949,329	2,615,578	2,962,843	2,908,499

CHANGES IN UNITS:
Beginning units	61,854	52,835	23,913	17,850	123,453	139,357	197,318	201,463
Units purchased	4,345	18,547	23,642	7,059	7,282	8,975	26,054	20,723
Units redeemed	(11,985)	(9,528)	(2,702)	(996)	(15,233)	(24,879)	(26,471)	(24,868)

Ending units	54,214	61,854	44,853	23,913	115,502	123,453	196,901	197,318

	GVIX2		GVIDA		NVDBL2		NVDCA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$14,749	12,773	137,757	141,814	10,778	9,312	8,552	7,222
Realized gain (loss) on investments	(2,513)	(24,621)	573,764	329,647	2,662	57,177	7,358	7,186
Change in unrealized gain (loss) on investments	110,168	8,100	178,656	(331,899)	28,582	(46,282)	29,470	(1,552)
Reinvested capital gains	-	-	648,788	659,344	14,313	20,984	19,134	15,761

Net increase (decrease) in contract owners’ equity resulting from operations	122,404	(3,748)	1,538,965	798,906	56,335	41,191	64,514	28,617

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	16,394	16,680	626,452	647,130	22,231	33,466	48,246	17,463
Transfers between funds	11,585	4,973	(226,338)	(268,099)	157,785	17,397	58,983	1,907
Surrenders (note 6)	(46,245)	(115,993)	(595,328)	(198,414)	(3,069)	(3,440)	(58,294)	(28,697)
Death Benefits (note 4)	-	-	-	(2,417)	-	(458,644)	-	-
Net policy repayments (loans) (note 5)	(703)	18,383	(541,545)	(171,834)	(94)	(3,123)	29,191	(5,129)
Deductions for surrender charges (note 2)	(304)	(3,197)	(16,066)	(10,892)	(163)	(555)	(168)	(1,453)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(13,138)	(14,941)	(281,699)	(313,070)	(18,856)	(27,599)	(16,675)	(18,940)
Asset charges (note 3)	(1,317)	(1,301)	(25,857)	(29,852)	(1,784)	(2,553)	(1,568)	(1,724)
Adjustments to maintain reserves	4	(1)	423	219	(6)	9	12	(11)

Net equity transactions	(33,724)	(95,397)	(1,059,958)	(347,229)	156,044	(445,042)	59,727	(36,584)

Net change in contract owners’ equity	88,680	(99,145)	479,007	451,677	212,379	(403,851)	124,241	(7,967)
Contract owners’ equity beginning of period	507,965	607,110	8,917,328	8,465,651	454,311	858,162	407,354	415,321

Contract owners’ equity end of period	$596,645	507,965	9,396,335	8,917,328	666,690	454,311	531,595	407,354

CHANGES IN UNITS:
Beginning units	54,708	65,877	440,449	457,726	25,585	51,374	19,886	21,844
Units purchased	5,977	3,590	31,870	36,972	9,487	2,993	4,946	1,076
Units redeemed	(9,095)	(14,759)	(80,430)	(54,249)	(1,287)	(28,782)	(2,228)	(3,034)

Ending units	51,590	54,708	391,889	440,449	33,785	25,585	22,604	19,886

	GVIDC		GVIDM		GVDMA		GVDMC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$14,687	17,096	433,561	502,337	713,236	737,281	28,757	28,437
Realized gain (loss) on investments	(5,564)	(2,276)	1,813,472	348,692	1,411,191	2,029,137	23,684	17,215
Change in unrealized gain (loss) on investments	20,289	4,720	(646,797)	(483,290)	1,814,270	(2,454,853)	17,735	(16,812)
Reinvested capital gains	16,073	19,233	1,444,473	1,441,626	2,809,606	3,106,092	65,424	53,295

Net increase (decrease) in contract owners’ equity resulting from operations	45,485	38,773	3,044,709	1,809,365	6,748,303	3,417,657	135,600	82,135

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	42,642	50,283	858,333	850,874	2,113,989	2,669,784	108,807	139,212
Transfers between funds	(58,024)	(96,343)	(503,553)	(265,486)	(1,134,825)	(2,515,938)	(96,087)	61,247
Surrenders (note 6)	(79,444)	-	(4,901,348)	(289,210)	(2,355,668)	(2,107,793)	(33,775)	(59,047)
Death Benefits (note 4)	(22,372)	(11,734)	(58,715)	(14,996)	(86,833)	(313,220)	-	-
Net policy repayments (loans) (note 5)	23,343	1,491	(19,739)	(12,350)	(517,708)	(8,647)	20,420	1,017
Deductions for surrender charges (note 2)	(846)	-	(28,926)	(9,496)	(49,798)	(109,179)	(829)	(590)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(42,483)	(52,328)	(816,311)	(849,974)	(1,285,537)	(1,445,257)	(108,731)	(104,933)
Asset charges (note 3)	(2,145)	(3,133)	(54,368)	(61,075)	(120,556)	(137,801)	(4,087)	(4,248)
Adjustments to maintain reserves	17	18	11	5	528	243	9	(3)

Net equity transactions	(139,312)	(111,746)	(5,524,616)	(651,708)	(3,436,408)	(3,967,808)	(114,273)	32,655

Net change in contract owners’ equity	(93,827)	(72,973)	(2,479,907)	1,157,657	3,311,895	(550,151)	21,327	114,790
Contract owners’ equity beginning of period	854,134	927,107	27,084,193	25,926,536	42,353,621	42,903,772	1,485,044	1,370,254

Contract owners’ equity end of period	$760,307	854,134	24,604,286	27,084,193	45,665,516	42,353,621	1,506,371	1,485,044

CHANGES IN UNITS:
Beginning units	55,075	62,329	1,466,860	1,504,455	2,157,528	2,370,910	86,389	84,257
Units purchased	4,078	3,450	45,834	50,520	112,382	144,640	6,261	9,222
Units redeemed	(12,764)	(10,704)	(332,675)	(88,115)	(276,182)	(358,022)	(12,411)	(7,090)

Ending units	46,389	55,075	1,180,019	1,466,860	1,993,728	2,157,528	80,239	86,389

	MCIF		SAM		SAM5		NVMIG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$47,914	43,696	23,427	377	5,264	258	27,793	30,137
Realized gain (loss) on investments	125,288	46,494	-	-	-	-	(16,366)	(67,905)
Change in unrealized gain (loss) on investments	189,012	221,892	-	-	-	-	496,206	(55,704)
Reinvested capital gains	260,829	314,813	-	124	-	18	-	45,501

Net increase (decrease) in contract owners’ equity resulting from operations	623,043	626,895	23,427	501	5,264	276	507,633	(47,971)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	185,562	241,630	435,568	446,754	3,009,579	1,817,735	131,365	146,573
Transfers between funds	445,487	183,609	(61,249)	1,022,965	(867,547)	(2,191,010)	(9,079)	(24,290)
Surrenders (note 6)	(176,254)	(284,059)	(299,563)	(1,801,589)	(60,987)	(73,395)	(62,342)	(199,276)
Death Benefits (note 4)	(13,488)	-	(34,247)	(14,229)	-	-	-	-
Net policy repayments (loans) (note 5)	(40,546)	(512)	115,556	(104,049)	(304,814)	1,869	(69,555)	(43,572)
Deductions for surrender charges (note 2)	(1,827)	(6,872)	(12,958)	(46,574)	-	(4)	(1,646)	(9,203)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(118,197)	(110,689)	(438,348)	(443,244)	(83,434)	(75,005)	(85,285)	(90,840)
Asset charges (note 3)	(11,731)	(10,425)	(31,249)	(35,146)	(7,567)	(5,485)	(5,681)	(6,646)
Adjustments to maintain reserves	3	12	(28)	-	2	8	(15)	7

Net equity transactions	269,009	12,694	(326,518)	(975,112)	1,685,232	(525,287)	(102,238)	(227,247)

Net change in contract owners’ equity	892,052	639,589	(303,091)	(974,611)	1,690,496	(525,011)	405,395	(275,218)
Contract owners’ equity beginning of period	3,856,827	3,217,238	5,688,195	6,662,806	355,219	880,230	1,992,762	2,267,980

Contract owners’ equity end of period	$4,748,879	3,856,827	5,385,104	5,688,195	2,045,715	355,219	2,398,157	1,992,762

CHANGES IN UNITS:
Beginning units	132,413	132,864	495,360	580,279	35,511	88,023	208,871	232,674
Units purchased	21,004	13,671	65,291	156,518	352,955	182,437	14,637	18,879
Units redeemed	(12,597)	(14,122)	(93,654)	(241,437)	(184,917)	(234,949)	(23,652)	(42,682)

Ending units	140,820	132,413	466,997	495,360	203,549	35,511	199,856	208,871

	GVDIVI		NVMLG1		NVMLV1		NVMMG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$37,740	35,820	17,085	34,630	30,661	32,144	-	-
Realized gain (loss) on investments	(3,453)	(19,770)	82,593	181,100	24,503	21,824	65,660	104,562
Change in unrealized gain (loss) on investments	248,417	48,022	923,660	(719,200)	111,236	24,406	615,678	(258,646)
Reinvested capital gains	-	-	196,824	592,194	106,358	190,989	181,539	343,162

Net increase (decrease) in contract owners’ equity resulting from operations	282,704	64,072	1,220,162	88,724	272,758	269,363	862,877	189,078

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	69,286	66,617	196,233	158,497	80,532	87,205	129,267	134,804
Transfers between funds	26,456	19,236	(1,554)	(320,941)	50,883	(101,520)	(70,236)	75,533
Surrenders (note 6)	(20,897)	(26,677)	(96,692)	(231,544)	(49,518)	(39,213)	(117,449)	(333,898)
Death Benefits (note 4)	-	-	(15,530)	(5,080)	-	-	-	-
Net policy repayments (loans) (note 5)	(22,702)	8,771	(34,150)	(34,371)	8,135	1,726	(26,843)	(38,892)
Deductions for surrender charges (note 2)	(228)	(1,466)	(1,444)	(10,522)	(711)	(2,115)	(2,846)	(10,739)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(44,640)	(43,460)	(127,528)	(137,900)	(64,145)	(63,719)	(118,453)	(121,945)
Asset charges (note 3)	(3,341)	(3,209)	(10,746)	(11,468)	(5,143)	(5,166)	(8,953)	(9,501)
Adjustments to maintain reserves	(8)	6	3	6	(11)	(5)	5	(1)

Net equity transactions	3,926	19,818	(91,408)	(593,323)	20,022	(122,807)	(215,508)	(304,639)

Net change in contract owners’ equity	286,630	83,890	1,128,754	(504,599)	292,780	146,556	647,369	(115,561)
Contract owners’ equity beginning of period	1,229,537	1,145,647	4,104,200	4,608,799	1,863,606	1,717,050	3,141,862	3,257,423

Contract owners’ equity end of period	$1,516,167	1,229,537	5,232,954	4,104,200	2,156,386	1,863,606	3,789,231	3,141,862

CHANGES IN UNITS:
Beginning units	135,214	132,572	242,099	277,817	108,614	116,434	183,593	202,652
Units purchased	11,089	12,100	11,549	11,853	9,610	6,815	10,112	15,269
Units redeemed	(10,662)	(9,458)	(16,570)	(47,571)	(8,497)	(14,635)	(20,363)	(34,328)

Ending units	135,641	135,214	237,078	242,099	109,727	108,614	173,342	183,593

	NVMMV1		NVMMV2		SCGF		SCVF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,143	949	37,977	43,085	-	-	7,442	8,355
Realized gain (loss) on investments	(112)	(389)	35,338	42,227	(124,425)	998	60,370	42,055
Change in unrealized gain (loss) on investments	5,363	2,492	189,510	149,611	377,039	(165,598)	(11,596)	133,080
Reinvested capital gains	4,833	2,929	179,045	279,521	8,741	255,214	73,593	128,801

Net increase (decrease) in contract owners’ equity resulting from operations	11,227	5,981	441,870	514,444	261,355	90,614	129,809	312,291

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	21,094	16,240	127,148	142,058	82,136	75,912	61,375	47,678
Transfers between funds	(10,874)	40,874	(73,620)	(15,485)	(29,420)	19,010	3,924	138,045
Surrenders (note 6)	-	-	(68,241)	(292,600)	(238,866)	(42,746)	(105,131)	(32,813)
Death Benefits (note 4)	-	-	-	-	(6,281)	-	-	-
Net policy repayments (loans) (note 5)	(21)	(2,818)	(92,579)	(9,543)	2,103	597	(13,089)	(15,597)
Deductions for surrender charges (note 2)	-	-	(996)	(7,441)	(1,862)	(1,390)	(1,608)	(1,268)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(5,516)	(3,520)	(98,470)	(107,587)	(49,785)	(49,454)	(40,277)	(39,399)
Asset charges (note 3)	(537)	(221)	(8,322)	(9,440)	(3,634)	(3,667)	(3,890)	(3,824)
Adjustments to maintain reserves	(5)	1	19	5	(3)	(4)	17	(2)

Net equity transactions	4,141	50,556	(215,061)	(300,033)	(245,612)	(1,742)	(98,679)	92,820

Net change in contract owners’ equity	15,368	56,537	226,809	214,411	15,743	88,872	31,130	405,111
Contract owners’ equity beginning of period	77,158	20,621	3,254,614	3,040,203	1,229,400	1,140,528	1,480,887	1,075,776

Contract owners’ equity end of period	$92,526	77,158	3,481,423	3,254,614	1,245,143	1,229,400	1,512,017	1,480,887

CHANGES IN UNITS:
Beginning units	3,989	1,255	149,745	164,489	61,839	62,133	56,985	52,131
Units purchased	1,165	3,112	6,927	8,545	5,801	5,509	4,490	9,709
Units redeemed	(956)	(378)	(15,963)	(23,289)	(17,505)	(5,803)	(8,127)	(4,855)

Ending units	4,198	3,989	140,709	149,745	50,135	61,839	53,348	56,985

	SCF		MSBF		NVSTB1		NVSTB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$—	6,636	108,629	77,722	1,893	1,731	13,962	12,962
Realized gain (loss) on investments	57,145	104,342	35,994	24,934	264	(554)	(540)	(553)
Change in unrealized gain (loss) on investments	82,703	20,829	2,409	91,119	(353)	1,820	(1,135)	6,648
Reinvested capital gains	163,109	301,793	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	302,957	433,600	147,032	193,775	1,804	2,997	12,287	19,057

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	114,348	95,543	96,924	123,548	16,443	27,522	14,821	15,134
Transfers between funds	13,898	(6,719)	(171,116)	108,093	3,777	(22,310)	104,947	9,053
Surrenders (note 6)	(88,988)	(171,617)	(96,307)	(265,336)	—	(7,313)	(43,647)	(34,113)
Death Benefits (note 4)	(6,682)	—	—	—	—	—	(1,872)	—
Net policy repayments (loans) (note 5)	2,647	23,874	6,816	12,444	—	—	19,067	40,161
Deductions for surrender charges (note 2)	(1,223)	(2,938)	(2,553)	(8,112)	—	—	(577)	(4,490)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(75,351)	(75,939)	(89,271)	(101,782)	(7,125)	(13,401)	(45,570)	(38,187)
Asset charges (note 3)	(6,502)	(6,454)	(7,036)	(8,422)	(391)	(558)	(1,883)	(2,179)
Adjustments to maintain reserves	(41)	(87)	(5)	3	(1)	—	11	35

Net equity transactions	(47,894)	(144,337)	(262,548)	(139,564)	12,703	(16,060)	45,297	(14,586)

Net change in contract owners’ equity	255,063	289,263	(115,516)	54,211	14,507	(13,063)	57,584	4,471
Contract owners’ equity beginning of period	2,261,282	1,972,019	2,457,615	2,403,404	88,368	101,431	786,352	781,881

Contract owners’ equity end of period	$2,516,345	2,261,282	2,342,099	2,457,615	102,875	88,368	843,936	786,352

CHANGES IN UNITS:
Beginning units	87,908	94,166	149,972	159,345	8,359	9,858	66,901	68,178
Units purchased	5,633	5,964	8,343	12,801	6,383	3,450	15,454	7,393
Units redeemed	(7,343)	(12,222)	(23,902)	(22,174)	(5,197)	(4,949)	(11,671)	(8,670)

Ending units	86,198	87,908	134,413	149,972	9,545	8,359	70,684	66,901

	NVOLG1		NVIDAP		NVDBLP		NVDCAP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$77,096	110,001	17,583	10,848	6,815	5,988	7,664	6,581
Realized gain (loss) on investments	301,476	332,324	8,087	2,849	2,021	1,194	462	(903)
Change in unrealized gain (loss) on investments	3,099,426	(3,249,429)	47,840	(4,161)	18,162	3,688	31,620	5,832
Reinvested capital gains	385,061	3,331,474	65,336	42,428	7,982	6,257	15,152	12,713

Net increase (decrease) in contract owners’ equity resulting from operations	3,863,059	524,370	138,846	51,964	34,980	17,127	54,898	24,223

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	676,458	827,049	381,508	163,745	75,759	97,135	102,158	72,312
Transfers between funds	(586,926)	14,503	57,130	11,866	1,059	3,268	1,700	32,753
Surrenders (note 6)	(901,889)	(853,983)	—	—	(12,786)	(5,107)	(10,903)	(93)
Death Benefits (note 4)	(17,734)	(17,574)	—	—	—	—	—	—
Net policy repayments (loans) (note 5)	(95,443)	(23,279)	(31,433)	(2)	312	(11,854)	(1,503)	(2,364)
Deductions for surrender charges (note 2)	(11,797)	(25,699)	—	(377)	(680)	(1,857)	(1,846)	(645)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(566,766)	(577,660)	(75,620)	(57,632)	(36,752)	(37,145)	(44,354)	(31,911)
Asset charges (note 3)	(40,326)	(43,416)	(6,176)	(3,762)	(2,512)	(2,017)	(3,061)	(2,319)
Adjustments to maintain reserves	298	16	(6)	(4)	2	2	—	(9)

Net equity transactions	(1,544,125)	(700,043)	325,403	113,834	24,402	42,425	42,191	67,724

Net change in contract owners’ equity	2,318,934	(175,673)	464,249	165,798	59,382	59,552	97,089	91,947
Contract owners’ equity beginning of period	14,812,940	14,988,613	617,135	451,337	296,003	236,451	338,478	246,531

Contract owners’ equity end of period	$17,131,874	14,812,940	1,081,384	617,135	355,385	296,003	435,567	338,478

CHANGES IN UNITS:
Beginning units	554,649	581,611	40,461	32,409	22,662	19,264	24,017	18,883
Units purchased	28,242	46,698	26,214	12,455	5,621	8,024	6,944	7,922
Units redeemed	(79,025)	(73,660)	(6,922)	(4,403)	(3,830)	(4,626)	(4,085)	(2,788)

Ending units	503,866	554,649	59,753	40,461	24,453	22,662	26,876	24,017

	NVIDCP		NVIDMP		NVDMAP		NVDMCP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,229	3,670	38,882	36,905	23,435	20,863	6,043	5,283
Realized gain (loss) on investments	(2,274)	(1,226)	18,842	11,132	10,665	5,891	(287)	(425)
Change in unrealized gain (loss) on investments	5,993	843	64,841	(23,442)	73,611	(20,529)	6,808	(397)
Reinvested capital gains	2,851	3,119	120,596	93,371	83,543	76,825	12,352	8,791

Net increase (decrease) in contract owners’ equity resulting from operations	9,799	6,406	243,161	117,966	191,254	83,050	24,916	13,252

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	43,728	51,042	233,111	274,278	240,597	280,315	52,440	50,317
Transfers between funds	(54,798)	(8,617)	18,314	(35,607)	19,668	23,315	1,169	693
Surrenders (note 6)	(17,329)	(687)	(58,430)	(756)	(65,505)	(10,397)	(441)	(938)
Death Benefits (note 4)	—	—	—	—	—	—	—	—
Net policy repayments (loans) (note 5)	(1,196)	(38)	(40,815)	(2,804)	(1,523)	(156)	315	(300)
Deductions for surrender charges (note 2)	(1,008)	(1,933)	(2,796)	(586)	(3,444)	(7,432)	(125)	(3,823)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(12,151)	(11,969)	(118,374)	(116,002)	(107,896)	(101,134)	(20,055)	(20,117)
Asset charges (note 3)	(887)	(744)	(12,874)	(10,937)	(8,314)	(6,400)	(1,694)	(1,423)
Adjustments to maintain reserves	4	2	(5)	—	(47)	(97)	4	(11)

Net equity transactions	(43,637)	27,056	18,131	107,586	73,536	178,014	31,613	24,398

Net change in contract owners’ equity	(33,838)	33,462	261,292	225,552	264,790	261,064	56,529	37,650
Contract owners’ equity beginning of period	187,914	154,452	1,817,807	1,592,255	1,090,203	829,139	249,691	212,041

Contract owners’ equity end of period	$154,076	187,914	2,079,099	1,817,807	1,354,993	1,090,203	306,220	249,691

CHANGES IN UNITS:
Beginning units	16,052	13,767	133,300	125,261	75,049	62,008	19,735	17,737
Units purchased	3,633	4,829	17,410	22,877	16,586	22,354	4,064	4,180
Units redeemed	(7,256)	(2,544)	(15,978)	(14,838)	(11,802)	(9,313)	(1,662)	(2,182)

Ending units	12,429	16,052	134,732	133,300	79,833	75,049	22,137	19,735

	NVTIV3		EIF		NVRE1		NVLCAP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$42,209	40,363	111,108	84,463	86,196	86,699	1,105	814
Realized gain (loss) on investments	(13,140)	(96,276)	127,851	303,192	(345,179)	(312,675)	97	(205)
Change in unrealized gain (loss) on investments	398,627	40,897	344,708	137,157	453,363	180,996	7,471	2,944
Reinvested capital gains	-	27,674	-	-	64,592	345,743	677	299

Net increase (decrease) in contract owners’ equity resulting from operations	427,696	12,658	583,667	524,812	258,972	300,763	9,350	3,852

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	134,501	150,557	290,787	156,399	236,383	241,646	3,339	26,859
Transfers between funds	(41,632)	(32,108)	38,677	(144,025)	(330,527)	(89,648)	(448)	2,112
Surrenders (note 6)	(69,557)	(172,555)	(152,636)	(289,799)	(241,714)	(275,895)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(69,950)	(38,875)	(49,224)	(18,950)	7,720	16,528	-	-
Deductions for surrender charges (note 2)	(876)	(7,011)	(1,821)	(6,799)	(7,715)	(11,292)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(78,588)	(80,855)	(113,992)	(114,131)	(153,436)	(183,871)	(1,901)	(1,280)
Asset charges (note 3)	(5,486)	(6,157)	(8,429)	(8,903)	(11,919)	(14,648)	(252)	(148)
Adjustments to maintain reserves	(4)	5	(3)	(11)	8	(9)	(5)	6

Net equity transactions	(131,592)	(186,999)	3,359	(426,219)	(501,200)	(317,189)	733	27,549

Net change in contract owners’ equity	296,104	(174,341)	587,026	98,593	(242,228)	(16,426)	10,083	31,401
Contract owners’ equity beginning of period	1,905,875	2,080,216	3,284,538	3,185,945	4,199,117	4,215,543	52,227	20,826

Contract owners’ equity end of period	$2,201,979	1,905,875	3,871,564	3,284,538	3,956,889	4,199,117	62,310	52,227

CHANGES IN UNITS:
Beginning units	122,506	135,204	153,650	175,696	262,401	282,782	4,083	1,816
Units purchased	9,319	11,847	11,696	9,771	16,939	18,255	228	2,387
Units redeemed	(16,487)	(24,545)	(11,856)	(31,817)	(47,159)	(38,636)	(182)	(120)

Ending units	115,338	122,506	153,490	153,650	232,181	262,401	4,129	4,083

	NVLMP		NVSIX2		GVEX1		AMTB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,585	2,568	5,417	3,419	102,909	68,936	16,932	13,424
Realized gain (loss) on investments	984	(789)	(7,128)	(4,442)	349,491	58,285	(19,270)	(12,691)
Change in unrealized gain (loss) on investments	20,468	10,582	56,522	18,920	399,383	149,299	17,510	16,328
Reinvested capital gains	4,842	2,134	22,205	30,771	116,469	59,621	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,879	14,495	77,016	48,668	968,252	336,141	15,172	17,061

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	62,921	60,987	50,689	41,450	552,232	508,610	58,628	63,526
Transfers between funds	65,801	11,717	102,014	178,254	1,334,677	793,093	(618,558)	639,743
Surrenders (note 6)	-	-	-	(2,479)	(320)	(488,250)	(82,299)	(59,098)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	1,132	333	(5,685)	(939)	(8,903)	(4,416)	(5,135)	(39,538)
Deductions for surrender charges (note 2)	-	-	-	(93)	(1,182)	(6,335)	(3,942)	(1,968)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(17,658)	(15,711)	(21,047)	(13,421)	(209,016)	(146,997)	(67,078)	(59,498)
Asset charges (note 3)	(1,647)	(1,090)	(2,304)	(912)	(19,641)	(12,930)	(4,877)	(4,252)
Adjustments to maintain reserves	(3)	(1)	-	9	4	4	220	(5)

Net equity transactions	110,546	56,235	123,667	201,869	1,647,851	642,779	(723,041)	538,910

Net change in contract owners’ equity	141,425	70,730	200,683	250,537	2,616,103	978,920	(707,869)	555,971
Contract owners’ equity beginning of period	185,480	114,750	457,340	206,803	3,770,880	2,791,960	1,937,818	1,381,847

Contract owners’ equity end of period	$326,905	185,480	658,023	457,340	6,386,983	3,770,880	1,229,949	1,937,818

CHANGES IN UNITS:
Beginning units	15,076	10,163	30,006	16,400	248,793	205,693	157,175	113,447
Units purchased	9,825	6,645	14,451	15,126	122,501	73,357	8,428	57,970
Units redeemed	(1,593)	(1,732)	(6,646)	(1,520)	(24,547)	(30,257)	(66,724)	(14,242)

Ending units	23,308	15,076	37,811	30,006	346,747	248,793	98,879	157,175

	AMMCGS		AMSRS		NOTB3		NOTG3
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	4,038	5,262	3,137	1,943	2,794	2,263
Realized gain (loss) on investments	623	(566)	39,523	78,461	(115)	(692)	1,974	(1,020)
Change in unrealized gain (loss) on investments	49,303	(1,354)	64,720	(48,255)	15,464	4,946	21,644	5,971
Reinvested capital gains	5,410	11,119	29,065	27,018	328	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55,336	9,199	137,346	62,486	18,814	6,197	26,412	7,214

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	8,441	8,067	34,843	43,460	75,944	64,292	38,951	35,293
Transfers between funds	(6,504)	(1,300)	(49,643)	(212,191)	5,308	10,220	12,642	2,599
Surrenders (note 6)	-	(152)	(27,767)	(20,838)	(10,167)	(470)	(65,856)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	60	(823)	6,073	2,458	-	-	(162)	(141)
Deductions for surrender charges (note 2)	-	(4)	(1,511)	-	(2,043)	(1,526)	(4,912)	(314)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(5,634)	(5,725)	(28,732)	(32,715)	(10,028)	(9,788)	(16,630)	(12,304)
Asset charges (note 3)	(545)	(587)	(2,289)	(2,538)	(1,272)	(810)	(1,153)	(930)
Adjustments to maintain reserves	(9)	4	11	20	(6)	4	-	-

Net equity transactions	(4,191)	(520)	(69,015)	(222,344)	57,736	61,922	(37,120)	24,203

Net change in contract owners’ equity	51,145	8,679	68,331	(159,858)	76,550	68,119	(10,708)	31,417
Contract owners’ equity beginning of period	226,585	217,906	773,577	933,435	151,140	83,021	148,321	116,904

Contract owners’ equity end of period	$277,730	226,585	841,908	773,577	227,690	151,140	137,613	148,321

CHANGES IN UNITS:
Beginning units	22,660	22,699	32,732	43,391	14,041	8,177	14,025	11,663
Units purchased	785	883	2,204	2,374	7,127	7,066	4,648	3,777
Units redeemed	(1,147)	(922)	(4,856)	(13,033)	(2,040)	(1,202)	(7,594)	(1,415)

Ending units	22,298	22,660	30,080	32,732	19,128	14,041	11,079	14,025

	NOTMG3		OVGS		OVIG		OVGI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,622	1,884	38,967	36,051	17,910	2,943	61,580	52,155
Realized gain (loss) on investments	(103)	(748)	8,979	(60,405)	8,912	(1,682)	319,490	436,569
Change in unrealized gain (loss) on investments	17,502	6,002	1,228,246	(203,379)	161,324	(7,649)	315,635	(525,641)
Reinvested capital gains	-	-	-	228,511	-	6,260	82,618	554,372

Net increase (decrease) in contract owners’ equity resulting from operations	20,021	7,138	1,276,192	778	188,146	(128)	779,323	517,455

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	50,739	35,816	351,893	290,978	63,177	70,782	267,295	391,380
Transfers between funds	4,883	10,095	73,066	(18,457)	893,007	269,416	63,913	139,268
Surrenders (note 6)	(38,367)	-	(290,242)	(196,153)	(84,011)	-	(418,045)	(304,566)
Death Benefits (note 4)	-	-	(8,433)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(38,944)	30,961	7,528	(1,549)	(88,600)	(92,030)
Deductions for surrender charges (note 2)	(3,448)	-	(3,930)	(7,065)	(2,171)	-	(4,519)	(12,066)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(17,853)	(16,702)	(137,852)	(135,563)	(44,600)	(8,462)	(176,912)	(183,696)
Asset charges (note 3)	(1,132)	(902)	(11,952)	(11,292)	(4,309)	(819)	(12,889)	(14,216)
Adjustments to maintain reserves	5	(3)	(2)	(3)	(3)	(1)	10	(6)

Net equity transactions	(5,173)	28,304	(66,396)	(46,594)	828,618	329,367	(369,747)	(75,932)

Net change in contract owners’ equity	14,848	35,442	1,209,796	(45,816)	1,016,764	329,239	409,576	441,523
Contract owners’ equity beginning of period	139,096	103,654	3,579,358	3,625,174	464,548	135,309	4,803,252	4,361,729

Contract owners’ equity end of period	$153,944	139,096	4,789,154	3,579,358	1,481,312	464,548	5,212,828	4,803,252

CHANGES IN UNITS:
Beginning units	12,793	10,119	228,528	231,643	50,417	14,374	206,612	209,415
Units purchased	4,791	4,354	29,897	23,292	89,098	37,245	14,519	40,499
Units redeemed	(5,146)	(1,680)	(34,687)	(26,407)	(12,217)	(1,202)	(29,332)	(43,302)

Ending units	12,438	12,793	223,738	228,528	127,298	50,417	191,799	206,612

	OVSC		OVSB		PMVAAA		PMVRSA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$27,045	12,989	8,775	18,753	23,298	12,166	5,873	503
Realized gain (loss) on investments	58,190	66,087	(6,257)	(11,152)	(5,253)	(9,851)	(255)	(10,132)
Change in unrealized gain (loss) on investments	170,082	270,322	20,834	16,659	44,526	50,089	(3,928)	15,610
Reinvested capital gains	166,019	96,297	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	421,336	445,695	23,352	24,260	62,571	52,404	1,690	5,981

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	203,963	231,711	27,972	34,699	77,287	74,647	11,964	12,179
Transfers between funds	139,573	116,268	(1,842)	(17,728)	(82,795)	29,406	607	7,672
Surrenders (note 6)	(134,178)	(114,367)	(8,009)	(24,558)	(10,117)	-	(1)	(1)
Death Benefits (note 4)	-	(75,250)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(28,935)	(32,111)	551	(917)	74	35	(103)	(6)
Deductions for surrender charges (note 2)	(1,098)	(1,363)	(235)	(1,610)	(2,033)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(111,579)	(110,041)	(18,124)	(22,697)	(17,550)	(18,232)	(2,963)	(3,004)
Asset charges (note 3)	(7,645)	(7,498)	(1,151)	(1,259)	(2,647)	(2,299)	(213)	(177)
Adjustments to maintain reserves	(52)	(34)	1	(6)	-	(3)	(4)	(1)

Net equity transactions	60,049	7,315	(837)	(34,076)	(37,781)	83,554	9,287	16,662

Net change in contract owners’ equity	481,385	453,010	22,515	(9,816)	24,790	135,958	10,977	22,643
Contract owners’ equity beginning of period	2,951,561	2,498,551	373,168	382,984	493,966	358,008	52,293	29,650

Contract owners’ equity end of period	$3,432,946	2,951,561	395,683	373,168	518,756	493,966	63,270	52,293

CHANGES IN UNITS:
Beginning units	106,704	106,633	34,280	37,480	44,494	36,417	8,226	5,371
Units purchased	13,499	11,697	3,582	3,506	6,482	10,475	2,517	3,472
Units redeemed	(11,486)	(11,626)	(3,659)	(6,706)	(9,822)	(2,398)	(1,000)	(617)

Ending units	108,717	106,704	34,203	34,280	41,154	44,494	9,743	8,226

	PMVFBA		PMVLDA		PMVTRA		GVGMNS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$8,099	9,776	36,893	40,185	34,206	28,079	52	50
Realized gain (loss) on investments	2,938	(14,153)	(35,094)	(21,268)	(26,127)	(19,145)	269	(75)
Change in unrealized gain (loss) on investments	40,146	62,640	35,246	19,233	77,417	26,530	1,489	767
Reinvested capital gains	-	-	-	-	-	-	445	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,183	58,263	37,045	38,150	85,496	35,464	2,255	742

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	39,925	87,995	132,500	203,270	121,418	117,934	1,769	2,298
Transfers between funds	(20,742)	(834,580)	(119,741)	338,149	(870,134)	1,121,896	48	43
Surrenders (note 6)	(28,433)	(62,883)	(78,523)	(169,252)	(172,049)	(48,072)	(4)	-
Death Benefits (note 4)	-	(11,304)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	1,325	(439)	(17,562)	(30,976)	20,316	3,940	(108)	(91)
Deductions for surrender charges (note 2)	(23)	(947)	(1,713)	(3,294)	(7,782)	(73)	(1,210)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(23,085)	(47,510)	(114,630)	(117,913)	(103,951)	(85,195)	(2,751)	(2,778)
Asset charges (note 3)	(1,763)	(3,554)	(8,936)	(9,400)	(7,233)	(5,706)	(120)	(115)
Adjustments to maintain reserves	49	123	138	(221)	429	(22)	(1)	5

Net equity transactions	(32,747)	(873,099)	(208,467)	210,363	(1,018,986)	1,104,702	(2,377)	(638)

Net change in contract owners’ equity	18,436	(814,836)	(171,422)	248,513	(933,490)	1,140,166	(122)	104
Contract owners’ equity beginning of period	504,829	1,319,665	2,915,145	2,666,632	2,384,159	1,243,993	17,956	17,852

Contract owners’ equity end of period	$523,265	504,829	2,743,723	2,915,145	1,450,669	2,384,159	17,834	17,956

CHANGES IN UNITS:
Beginning units	40,867	110,041	228,594	212,047	204,109	109,359	1,501	1,557
Units purchased	4,295	7,520	29,036	47,093	16,422	113,780	182	236
Units redeemed	(6,947)	(76,694)	(45,369)	(30,546)	(102,164)	(19,030)	(365)	(292)

Ending units	38,215	40,867	212,261	228,594	118,367	204,109	1,318	1,501

	PVEIB		PVGOB		RVARS		TRHSP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	4	-	-	154	-	-
Realized gain (loss) on investments	448	-	61	-	383	2,749	(3,101)	(65,162)
Change in unrealized gain (loss) on investments	-	-	2,638	23	8,291	(3,659)	155,494	(14,760)
Reinvested capital gains	-	-	49	-	-	-	37,027	5,691

Net increase (decrease) in contract owners’ equity resulting from operations	448	-	2,752	23	8,674	(756)	189,420	(74,231)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	(74)	-	583	19	41,481	12,550	237,917	184,479
Transfers between funds	(338)	-	13,660	3,273	115,574	(43,622)	(249,651)	180,047
Surrenders (note 6)	-	-	-	-	(40,282)	(784)	(11,509)	(10,336)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(61)	-	(13)	(205)	(4,549)	(6,715)
Deductions for surrender charges (note 2)	-	-	-	-	(2,039)	(1,031)	(4,673)	(2,158)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(41)	-	(238)	(12)	(11,737)	(16,009)	(53,212)	(55,061)
Asset charges (note 3)	(13)	-	(30)	(1)	(907)	(861)	(4,126)	(3,588)
Adjustments to maintain reserves	18	-	(1)	5	(7)	(4)	(20)	1

Net equity transactions	(448)	-	13,913	3,284	102,070	(49,966)	(89,823)	286,669

Net change in contract owners’ equity	-	-	16,665	3,307	110,744	(50,722)	99,597	212,438
Contract owners’ equity beginning of period	-	-	3,307	-	161,328	212,050	783,859	571,421

Contract owners’ equity end of period	$-	-	19,972	3,307	272,072	161,328	883,456	783,859

CHANGES IN UNITS:
Beginning units	-	-	326	-	15,215	19,902	35,572	23,213
Units purchased	-	-	1,206	327	16,837	2,021	10,250	20,891
Units redeemed	-	-	(28)	(1)	(7,302)	(6,708)	(14,398)	(8,532)

Ending units	-	-	1,504	326	24,750	15,215	31,424	35,572

	TRHS2		VWHA		WRASP		WRBP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	-	5,757	64,614	26,647	45	72
Realized gain (loss) on investments	(89,990)	302,754	92,003	(204,979)	(98,441)	(256,963)	(89)	(1,103)
Change in unrealized gain (loss) on investments	526,982	(772,772)	(70,638)	829,553	750,758	98,685	278	333
Reinvested capital gains	112,653	16,025	-	-	-	-	80	781

Net increase (decrease) in contract owners’ equity resulting from operations	549,645	(453,993)	21,365	630,331	716,931	(131,631)	314	83

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	190,493	186,763	106,062	269,483	264,357	309,380	1,533	1,213
Transfers between funds	183,291	(2,127,015)	408,444	(805,949)	(374,293)	(379,932)	140	172
Surrenders (note 6)	(205,316)	(373,348)	(118,969)	(79,133)	(471,553)	(403,307)	-	(2,386)
Death Benefits (note 4)	-	-	-	(3,836)	(36,794)	(4,133)	-	-
Net policy repayments (loans) (note 5)	(31,148)	(18,368)	7,191	2,326	6,252	548	-	-
Deductions for surrender charges (note 2)	(1,380)	(8,264)	(3,032)	(3,205)	(11,920)	(15,898)	-	(1,091)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(61,658)	(83,834)	(66,262)	(113,361)	(194,216)	(222,434)	(712)	(837)
Asset charges (note 3)	(5,258)	(8,102)	(5,102)	(8,652)	(12,200)	(14,867)	(17)	(30)
Adjustments to maintain reserves	(3)	25	(7)	1	3	2	(2)	-

Net equity transactions	69,021	(2,432,143)	328,325	(742,326)	(830,364)	(730,641)	942	(2,959)

Net change in contract owners’ equity	618,666	(2,886,136)	349,690	(111,995)	(113,433)	(862,272)	1,256	(2,876)
Contract owners’ equity beginning of period	2,099,845	4,985,981	1,122,784	1,234,779	4,320,373	5,182,645	2,336	5,212

Contract owners’ equity end of period	$2,718,511	2,099,845	1,472,474	1,122,784	4,206,940	4,320,373	3,592	2,336

CHANGES IN UNITS:
Beginning units	68,837	145,936	133,664	211,248	356,193	416,310	134	305
Units purchased	7,432	5,167	73,401	47,270	21,647	30,067	91	81
Units redeemed	(6,266)	(82,266)	(28,743)	(124,854)	(84,583)	(90,184)	(40)	(252)

Ending units	70,003	68,837	178,322	133,664	293,257	356,193	185	134

	WRBDP		WRGNR		WRHIP		WRMCG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$47	62	2	9	68,511	71,555	-	-
Realized gain (loss) on investments	(13)	(9)	(25)	(39)	(25,574)	(28,303)	(2,702)	(24,874)
Change in unrealized gain (loss) on investments	63	46	82	309	34,542	102,956	58,948	20,278
Reinvested capital gains	21	7	-	-	-	-	7,838	17,322

Net increase (decrease) in contract owners’ equity resulting from operations	118	106	59	279	77,479	146,208	64,084	12,726

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	459	459	306	306	118,892	91,532	12,891	17,864
Transfers between funds	-	-	-	-	(141,436)	103,361	17,857	(102,623)
Surrenders (note 6)	-	-	-	-	(78,504)	(57,481)	(44,658)	(67,462)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	5,653	480	(930)	461
Deductions for surrender charges (note 2)	-	-	-	-	(2,757)	(21)	(432)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(142)	(153)	(77)	(77)	(58,583)	(57,693)	(9,941)	(11,337)
Asset charges (note 3)	(18)	(16)	(10)	(8)	(3,490)	(3,223)	(789)	(916)
Adjustments to maintain reserves	(7)	2	(5)	5	2	(5)	(9)	17

Net equity transactions	292	292	214	226	(160,223)	76,950	(26,011)	(163,996)

Net change in contract owners’ equity	410	398	273	505	(82,744)	223,158	38,073	(151,270)
Contract owners’ equity beginning of period	2,971	2,573	1,745	1,240	1,140,568	917,410	274,126	425,396

Contract owners’ equity end of period	$3,381	2,971	2,018	1,745	1,057,824	1,140,568	312,199	274,126

CHANGES IN UNITS:
Beginning units	212	191	284	250	55,419	51,791	12,274	20,212
Units purchased	31	33	50	50	6,180	10,623	1,249	898
Units redeemed	(11)	(12)	(15)	(16)	(13,418)	(6,995)	(2,507)	(8,836)

Ending units	232	212	319	284	48,181	55,419	11,016	12,274

	WRPAP		WRPMAP		WRSTP		WRSCP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$86	114	62	94	-	-	-	-
Realized gain (loss) on investments	(72)	(33)	(51)	(74)	236	79	14	(9)
Change in unrealized gain (loss) on investments	1,059	(431)	731	(243)	694	(156)	451	(151)
Reinvested capital gains	665	749	449	515	443	145	60	204

Net increase (decrease) in contract owners’ equity resulting from operations	1,738	399	1,191	292	1,373	68	525	44

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,650	1,650	3,493	3,493	880	880	306	306
Transfers between funds	-	-	-	-	(348)	31	-	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(911)	(900)	(2,564)	(2,569)	(473)	(438)	(119)	(113)
Asset charges (note 3)	(59)	(47)	(53)	(41)	(30)	(22)	(15)	(12)
Adjustments to maintain reserves	(15)	9	-	(5)	14	(1)	9	(5)

Net equity transactions	665	712	876	878	43	450	181	176

Net change in contract owners’ equity	2,403	1,111	2,067	1,170	1,416	518	706	220
Contract owners’ equity beginning of period	8,455	7,344	6,763	5,593	4,316	3,798	2,296	2,076

Contract owners’ equity end of period	$10,858	8,455	8,830	6,763	5,732	4,316	3,002	2,296

CHANGES IN UNITS:
Beginning units	502	457	413	357	188	168	129	120
Units purchased	88	104	197	223	31	42	14	17
Units redeemed	(52)	(59)	(148)	(167)	(30)	(22)	(6)	(8)

Ending units	538	502	462	413	189	188	137	129

	WFVSCG		PVGIB		PVTVB		WRCEP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	346	239	-	34	-	18
Realized gain (loss) on investments	(17,757)	(5,676)	5,328	(9)	-	103	-	(707)
Change in unrealized gain (loss) on investments	102,219	776	(6,784)	1,433	-	(167)	-	235
Reinvested capital gains	11,180	31,250	1,927	422	-	110	-	478

Net increase (decrease) in contract owners’ equity resulting from operations	95,642	26,350	817	2,085	-	80	-	24

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	68,431	14,121	(1,164)	-	-	211	-	-
Transfers between funds	33,773	1,285	(16,702)	-	-	(2,958)	-	-
Surrenders (note 6)	(3,806)	(13,631)	-	-	-	-	-	(2,682)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(7,396)	(11,456)	-	-	-	(56)	-	-
Deductions for surrender charges (note 2)	(575)	(468)	-	-	-	-	-	(1,256)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(15,573)	(10,929)	(41)	(128)	-	(133)	-	(291)
Asset charges (note 3)	(1,510)	(1,129)	(13)	(33)	-	(8)	-	(21)
Adjustments to maintain reserves	(8)	7	1,166	(10)	-	(8)	-	(1)

Net equity transactions	73,336	(22,200)	(16,754)	(171)	-	(2,952)	-	(4,251)

Net change in contract owners’ equity	168,978	4,150	(15,937)	1,914	-	(2,872)	-	(4,227)
Contract owners’ equity beginning of period	327,630	323,480	15,937	14,023	-	2,872	-	4,227

Contract owners’ equity end of period	$496,608	327,630	-	15,937	-	-	-	-

CHANGES IN UNITS:
Beginning units	12,332	13,119	832	842	-	139	-	220
Units purchased	5,894	823	-	-	-	9	-	-
Units redeemed	(3,374)	(1,610)	(832)	(10)	-	(148)	-	(220)

Ending units	14,852	12,332	-	832	-	-	-	-

	WRGP		WRMMP		CAF
	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	1	-	-	-	404
Realized gain (loss) on investments	-	(227)	-	-	-	(26,959)
Change in unrealized gain (loss) on investments	-	(259)	-	-	-	(2,015)
Reinvested capital gains	-	450	-	-	-	27,908

Net increase (decrease) in contract owners’ equity resulting from operations	-	(35)	-	-	-	(662)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	-	-	240	-	4,257
Transfers between funds	-	-	-	(174)	-	(318,444)
Surrenders (note 6)	-	(2,871)	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-
Deductions for surrender charges (note 2)	-	(1,334)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	-	(308)	-	(65)	-	(4,445)
Asset charges (note 3)	-	(22)	-	-	-	(363)
Adjustments to maintain reserves	-	8	-	(1)	-	1,003

Net equity transactions	-	(4,527)	-	-	-	(317,992)

Net change in contract owners’ equity	-	(4,562)	-	-	-	(318,654)
Contract owners’ equity beginning of period	-	4,562	-	-	-	318,654

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	239	-	-	-	20,150
Units purchased	-	-	-	24	-	660
Units redeemed	-	(239)	-	(24)	-	(20,810)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Separate Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL - NY (offered in the State of New York); and Nationwide YourLife® Protection VUL - NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL- NY (offered in the State of New York).

(b) The Policies

The Separate Account offers variable life insurance benefits intended to provide life insurance protection for the beneficiary named by the policyholders. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

VP Inflation Protection Fund - Class II (ACVIP2)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

AMERICAN FUNDS GROUP (THE)

New World Fund - Class 2 (AMVNW2)*

BLACKROCK FUNDS

Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)

Global Allocation V.I. Fund - Class I (BRVGA1)

Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE FUNDS BY MACQUARIE

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)

VA Global Bond Portfolio (DFVGB)

VA Inflation-Protected Securities Portfolio (DFVIPS)

VA International Small Portfolio (DFVIS)

VA International Value Portfolio (DFVIV)

VA Short-Term Fixed Portfolio (DFVSTF)

VA U.S. Large Value Portfolio (DFVULV)

VA U.S. Targeted Value Portfolio (DFVUTV)

DREYFUS CORPORATION

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Appreciation Portfolio - Initial Shares (DCAP)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Global Income Builder VIP - Class A (DSGIBA)

Capital Growth VIP - Class A (DSVCGA)*

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

VIP Real Estate Portfolio: Service Class (FRESS)

VIP Contrafund(R) Portfolio - Service Class (FCS)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

INVESCO INVESTMENTS

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)*

VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)

JANUS HENDERSON INVESTORS

Enterprise Portfolio: Institutional Shares (JAEI)

Enterprise Portfolio: Service Shares (JAMGS)*

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)

Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

Utilities Series - Initial Class (MVUIC)*

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

NVIT Investor Destinations Managed Growth Class I (IDPG)

NVIT Cardinal Managed Growth and Income Class I (NCPGI)

NVIT Cardinal Managed Growth Class I (NCPG)

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)

NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)

NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)

NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)

NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)

NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)

NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

OPPENHEIMER FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

PUTNAM INVESTMENTS

VT International Value Fund: Class IA (PVIVIA)*

VT Equity Income Fund: Class IA (PVEIIA)*

VT Equity Income Fund: Class IB (PVEIB)*

VT Growth Opportunities Fund: Class IB (PVGOB)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

T. Rowe Price Health Sciences Portfolio (TRHSP)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)*

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)*

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)*

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)*

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)*

Variable Insurance Portfolios - Energy (WRENG)*

Variable Insurance Portfolios - Global Bond (WRGBP)*

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)*

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)*

Variable Insurance Portfolios - International Core Equity (WRI2P)*

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)*

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)*

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)*

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)*

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)*

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)*

Variable Insurance Portfolios - Real Estate Securities (WRRESP)*

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)*

Variable Insurance Portfolios - Value (WRVP)*

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2017, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a redemption of units	Equal, on an annual basis, to 0.0% - 0.60% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.50% - 6.50% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment
Short-Term Trading Fee - assessed through a redemption of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a redemption of units	$0.00 - $83.34 per $1,000 of a policy’s net amount at risk
Underwriting and Distribution Charge- assessed through a redemption of units	$0.00 – $0.74 per $1,000 of specified amount
Administrative Charge - assessed through a redemption of units	$8.75 - $20.00 per policy, per month
Surrender Charge - assessed through a redemption of units	$0.00 - $56.00 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a redemption of units	3.90% - 4.50% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a redemption of units	$25.00 per request
Rider Charges - assessed through a redemption of units monthly, unless otherwise specified.
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.00 - $28.65 per $1,000 of the rider’s net amount risk
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge	0.00 - $13.65 per $1,000 of the rider’s net amount risk
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount

Premium Waiver Rider Charge	$42 – $315 per $1,000 of the rider’s benefit amount
Additional Term Insurance/Additional Protection Rider Charge	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Overloan Lapse Protection/Policy Guard Rider Charge	$1.50 - $42.50 per $1,000 of the policy’s cash value at the time the rider is invoked
Extended Death Benefit Guarantee Rider Charge	$0.01 - $0.16 of elected policy specified amount coverage
Four Year Term Insurance Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value

For the periods ended December 31, 2017 and 2016, total front-end sales charge deductions were $1,376,595 and $1,344,994, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select - NY policies, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% for variable cash value in excess of $250,000.

For Nationwide YourLife® Survivorship VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $225,000 in variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 16 through 20, the Company deducts an annualized charge of 0.50% on the first $225,000 of variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

The above charges are assessed monthly against each policy by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL policies, Nationwide® Options Select - NY policies, Nationwide YourLife® Accumulation VUL – NY policies and Nationwide YourLife® Survivorship VUL - NY policies, the maximum guaranteed and current loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL – NY policies, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar policy (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $6,102,585 and $6,240,732, respectively, and total transfers from the Separate Account to the fixed account were $9,550,691 and $11,464,798, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$398,337,337	$-	$-	$398,337,337

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$31,035	$41,547
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	469,934	259,982
VP Inflation Protection Fund - Class I (ACVIP1)	61,665	482,572
VP Inflation Protection Fund - Class II (ACVIP2)	111,637	564,494
VP Mid Cap Value Fund - Class I (ACVMV1)	465,939	498,281
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)	73,219	299
Global Allocation V.I. Fund - Class I (BRVGA1)	198,854	139,895
Global Allocation V.I. Fund - Class II (MLVGA2)	267,776	682,826
VIP Small Cap Value Series: Service Class (DWVSVS)	186,960	86,096
DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)	67,292	-
VA Global Bond Portfolio (DFVGB)	31,822	6,006
VA Inflation-Protected Securities Portfolio (DFVIPS)	201,235	2,845
VA International Small Portfolio (DFVIS)	89,417	16,513
VA International Value Portfolio (DFVIV)	225,590	22,751

VA Short-Term Fixed Portfolio (DFVSTF)	$21,056	$3,175
VA U.S. Large Value Portfolio (DFVULV)	151,398	99,750
VA U.S. Targeted Value Portfolio (DFVUTV)	55,269	26,973
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	377,318	507,943
Stock Index Fund, Inc. - Initial Shares (DSIF)	598,478	1,360,975
Appreciation Portfolio - Initial Shares (DCAP)	291,052	132,386
Global Income Builder VIP - Class A (DSGIBA)	105,412	62,499
Quality Bond Fund II - Primary Shares (FQB)	130,904	120,239
VIP Real Estate Portfolio: Service Class (FRESS)	107,184	1,056
VIP Energy Portfolio - Service Class 2 (FNRS2)	1,046,914	533,816
VIP Equity-Income Portfolio - Service Class (FEIS)	452,568	400,923
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	48,783	146,733
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	696,837	622,644
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	705,105	215,412
VIP Growth Portfolio - Service Class (FGS)	1,167,732	863,115
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	351,821	715,128
VIP Mid Cap Portfolio - Service Class (FMCS)	704,562	1,391,718
VIP Overseas Portfolio - Service Class (FOS)	429,756	304,337
VIP Value Strategies Portfolio - Service Class (FVSS)	46,313	9,678
Franklin Income Securities Fund - Class 2 (FTVIS2)	185,011	316,245
Rising Dividends Securities Fund - Class 1 (FTVRDI)	259,112	378,278
Small Cap Value Securities Fund - Class 1 (FTVSVI)	587,109	832,962
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	154,321	170,256
Templeton Foreign Securities Fund - Class 2 (TIF2)	346,023	163,278
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	331,118	778,447
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	122,023	134,001
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)	79,578	59,151
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)	9,848	5,973
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	315,759	250,148
VI American Franchise Fund - Series I Shares (ACEG)	167,445	190,003
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)	62,250	25,836
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	92,367	144,688
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)	418,723	236,960
Enterprise Portfolio: Institutional Shares (JAEI)	127,417	435
Forty Portfolio: Service Shares (JACAS)	365,346	152,904
Global Technology Portfolio: Service Shares (JAGTS)	2,089,801	1,413,329
Overseas Portfolio: Service Shares (JAIGS)	227,706	346,476
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	209,959	11,510
Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)	165,655	72,331
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)	222,938	236,327
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	177,660	210,326
Value Series - Initial Class (MVFIC)	1,472,678	764,381
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	702,092	340,267
Core Plus Fixed Income Portfolio - Class I (MSVFI)	76,591	14,929
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	19,728	2,399
NVIT Investor Destinations Managed Growth Class I (IDPG)	28,720	4,883
NVIT Cardinal Managed Growth and Income Class I (NCPGI)	50,093	10,333
NVIT Cardinal Managed Growth Class I (NCPG)	163,029	23,271
NVIT Bond Index Fund Class I (NVBX)	719,576	662,570
NVIT International Index Fund Class I (NVIX)	98,339	24,043
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	556,218	1,093,922
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	1,128,996	327,053
American Funds NVIT Bond Fund - Class II (GVABD2)	63,228	411,740
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	592,241	345,012
American Funds NVIT Growth Fund - Class II (GVAGR2)	568,557	622,830
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	269,588	134,388
Federated NVIT High Income Bond Fund - Class I (HIBF)	176,024	138,293
NVIT Emerging Markets Fund - Class I (GEM)	1,443,944	428,311
NVIT International Equity Fund - Class I (GIG)	160,101	45,666
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	5,665	77,612
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	51,374	34,839
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	530,602	380,250
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	891,806	348,905
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	441,976	557,440
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	731,618	321,823
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	90,418	25,514

NVIT Cardinal Moderate Fund - Class I (NVCMD1)	$948,372	$957,850
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	2,184,444	2,283,480
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	88,180	229,520
NVIT Core Bond Fund - Class I (NVCBD1)	92,327	182,722
NVIT Core Plus Bond Fund - Class I (NVLCP1)	390,863	44,089
NVIT Nationwide Fund - Class I (TRF)	113,234	275,064
NVIT Government Bond Fund - Class I (GBF)	405,409	351,023
NVIT International Index Fund - Class II (GVIX2)	72,393	91,372
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	1,211,174	1,485,010
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	214,674	33,533
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	133,947	46,547
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	74,736	183,306
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	2,302,872	5,949,453
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	4,357,198	4,271,303
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	173,998	194,098
NVIT Mid Cap Index Fund - Class I (MCIF)	1,053,852	476,075
NVIT Money Market Fund - Class I (SAM)	1,145,502	1,448,564
NVIT Money Market Fund - Class V (SAM5)	6,677,209	4,986,715
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	162,137	236,611
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	125,916	84,233
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	410,112	287,615
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	277,702	120,652
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	430,159	464,133
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	26,395	16,273
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	421,495	419,553
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	171,777	408,646
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	189,658	207,320
NVIT Multi-Manager Small Company Fund - Class I (SCF)	270,284	155,028
NVIT Multi-Sector Bond Fund - Class I (MSBF)	344,236	498,150
NVIT Short Term Bond Fund - Class I (NVSTB1)	69,777	55,180
NVIT Short Term Bond Fund - Class II (NVSTB2)	149,108	89,861
NVIT Large Cap Growth Fund - Class I (NVOLG1)	897,312	1,978,253
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)	455,358	47,030
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)	68,563	29,365
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)	99,229	34,221
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)	37,574	75,136
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)	336,532	158,918
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)	292,858	112,415
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)	61,514	11,509
Templeton NVIT International Value Fund - Class III (NVTIV3)	153,221	242,587
Invesco NVIT Comstock Value Fund - Class I (EIF)	359,166	244,695
NVIT Real Estate Fund - Class I (NVRE1)	344,877	695,298
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	9,610	7,091
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	150,091	30,114
NVIT Small Cap Index Fund Class II (NVSIX2)	277,943	126,653
NVIT S&P 500 Index Fund Class I (GVEX1)	4,090,183	2,222,958
Short Duration Bond Portfolio - I Class Shares (AMTB)	286,043	992,165
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	10,610	9,382
Socially Responsive Portfolio - I Class Shares (AMSRS)	76,503	112,426
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	81,828	20,621
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	49,957	84,268
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	52,130	54,685
Global Securities Fund/VA - Non-Service Shares (OVGS)	533,784	561,203
International Growth Fund/VA - Non-Service Shares (OVIG)	997,354	150,823
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	519,407	744,965
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	583,984	330,817
Global Strategic Income Fund/VA - Non-service Shares (OVSB)	55,802	47,865
All Asset Portfolio - Administrative Class (PMVAAA)	98,701	113,184
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	20,144	4,981
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	48,380	73,068
Low Duration Portfolio - Administrative Class (PMVLDA)	512,959	684,923
Total Return Portfolio - Administrative Class (PMVTRA)	391,299	1,376,274
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	2,140	4,017
VT Equity Income Fund: Class IB (PVEIB)	33,571	34,019
VT Growth Opportunities Fund: Class IB (PVGOB)	14,351	385
Variable Fund - Multi-Hedge Strategies (RVARS)	178,731	76,654

T. Rowe Price Health Sciences Portfolio (TRHSP)	$258,697	$311,494
Health Sciences Portfolio - II (TRHS2)	884,697	703,020
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	771,434	443,103
Variable Insurance Portfolios - Asset Strategy (WRASP)	220,654	986,413
Variable Insurance Portfolios - Balanced (WRBP)	1,716	647
Variable Insurance Portfolios - Bond (WRBDP)	526	159
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	308	86
Variable Insurance Portfolios - High Income (WRHIP)	185,679	277,394
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	52,323	70,488
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	2,401	970
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	1,991	604
Variable Insurance Portfolios - Science and Technology (WRSTP)	1,235	763
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	366	134
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	294,841	210,317
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)	2,273	16,756

	$67,271,198	$64,641,440

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2017	0.00%	7,091	$14.13	$100,213	2.01%	14.67%
2016	0.00%	7,995	12.32	98,536	0.72%	3.59%
2015	0.00%	7,276	11.90	86,566	0.62%	-1.09%
2014	0.00%	9,250	12.03	111,266	0.68%	4.45%
2013	0.00%	791	11.52	9,109	0.30%	12.31%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2017	0.00%	107,977	24.91	2,689,541	0.45%	13.15%
2016	0.00%	104,006	22.01	2,289,611	0.59%	25.09%
2015	0.00%	108,949	17.60	1,917,385	0.77%	-5.49%
2014	0.00%	101,218	18.62	1,884,714	0.68%	9.20%
2013	0.00%	94,251	17.05	1,607,158	0.65%	38.06%
VP Inflation Protection Fund - Class I (ACVIP1)
2017	0.00%	37,504	10.56	396,173	2.48%	3.92%
2016	0.00%	79,887	10.16	812,020	2.10%	4.71%
2015	0.00%	95,192	9.71	924,105	2.50%	-2.28%
2014	0.00%	185,774	9.93	1,845,547	1.76%	3.58%
2013	0.00%	13,316	9.59	127,716	1.80%	-8.21%
VP Inflation Protection Fund - Class II (ACVIP2)
2017	0.00%	83,460	15.42	1,287,236	2.46%	3.67%
2016	0.00%	115,932	14.88	1,724,740	1.84%	4.39%
2015	0.00%	123,528	14.25	1,760,505	2.11%	-2.47%
2014	0.00%	202,867	14.61	2,964,387	1.37%	3.30%
2013	0.00%	138,298	14.15	1,956,321	1.67%	-8.48%
VP Mid Cap Value Fund - Class I (ACVMV1)
2017	0.00%	111,972	36.92	4,134,330	1.55%	11.69%
2016	0.00%	116,973	33.06	3,866,811	1.69%	22.85%
2015	0.00%	111,202	26.91	2,992,192	1.68%	-1.43%
2014	0.00%	101,437	27.30	2,769,108	1.18%	16.42%
2013	0.00%	102,237	23.45	2,397,256	1.18%	30.11%
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)
2017	0.00%	7,065	10.34	73,063	2.07%	3.42%
Global Allocation V.I. Fund - Class I (BRVGA1)
2017	0.00%	91,672	14.22	1,303,175	1.38%	13.86%
2016	0.00%	89,788	12.49	1,121,038	1.43%	4.11%
2015	0.00%	75,507	11.99	905,480	1.24%	-0.71%
2014	0.00%	58,490	12.08	706,430	2.62%	2.11%
2013	0.00%	37,011	11.83	437,776	1.37%	14.76%
Global Allocation V.I. Fund - Class II (MLVGA2)
2017	0.00%	186,437	19.45	3,627,014	1.13%	13.74%
2016	0.00%	212,480	17.10	3,634,229	1.08%	3.96%
2015	0.00%	248,157	16.45	4,082,871	0.99%	-0.87%
2014	0.00%	259,964	16.60	4,314,607	2.03%	1.97%
2013	0.00%	272,316	16.28	4,432,445	1.10%	14.55%
VIP Small Cap Value Series: Service Class (DWVSVS)
2017	0.00%	16,144	17.86	288,372	0.57%	11.76%
2016	0.00%	10,534	15.98	168,368	0.64%	31.08%
2015	0.00%	12,168	12.19	148,365	0.52%	-6.46%
2014	0.00%	25,198	13.04	328,466	0.35%	5.62%
2013	0.00%	14,013	12.34	172,948	0.00%	23.42%	****
DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)
2017	0.00%	6,171	10.91	67,342	0.00%	9.13%	****
VA Global Bond Portfolio (DFVGB)
2017	0.00%	13,111	11.12	145,814	1.94%	2.11%
2016	0.00%	11,021	10.89	120,034	2.68%	1.73%
2015	0.00%	5,762	10.71	61,692	1.44%	1.55%
2014	0.00%	6,969	10.54	73,477	2.56%	2.88%
2013	0.00%	2,345	10.25	24,031	0.63%	-0.35%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VA Inflation-Protected Securities Portfolio (DFVIPS)
2017	0.00%	19,810	$10.31	$204,191	4.28%	3.27%
2016	0.00%	754	9.98	7,526	0.00%	-0.19%	****
VA International Small Portfolio (DFVIS)
2017	0.00%	8,514	18.38	156,526	3.18%	29.95%
2016	0.00%	4,355	14.15	61,613	2.85%	6.23%
2015	0.00%	2,780	13.32	37,024	2.52%	5.81%
2014	0.00%	1,936	12.59	24,367	3.27%	-5.78%
2013	0.00%	125	13.36	1,670	4.09%	27.07%
VA International Value Portfolio (DFVIV)
2017	0.00%	21,377	15.68	335,096	4.03%	25.81%
2016	0.00%	7,171	12.46	89,350	3.89%	9.11%
2015	0.00%	4,785	11.42	54,644	3.75%	-6.96%
2014	0.00%	3,094	12.27	37,977	8.30%	-7.16%
2013	0.00%	970	13.22	12,824	3.17%	21.65%
VA Short-Term Fixed Portfolio (DFVSTF)
2017	0.00%	4,075	10.27	41,852	1.31%	0.83%
2016	0.00%	2,371	10.19	24,150	0.92%	0.79%
2015	0.00%	1,057	10.11	10,682	0.39%	0.30%
2014	0.00%	539	10.08	5,431	0.23%	0.15%
2013	0.00%	303	10.06	3,048	0.53%	0.25%
VA U.S. Large Value Portfolio (DFVULV)
2017	0.00%	22,044	22.89	504,688	2.03%	19.08%
2016	0.00%	20,890	19.23	401,636	1.96%	18.87%
2015	0.00%	18,953	16.17	306,540	2.21%	-3.41%
2014	0.00%	13,189	16.74	220,837	2.05%	9.08%
2013	0.00%	10,516	15.35	161,417	3.06%	40.82%
VA U.S. Targeted Value Portfolio (DFVUTV)
2017	0.00%	7,139	21.60	154,225	1.08%	9.77%
2016	0.00%	6,218	19.68	122,377	1.15%	27.49%
2015	0.00%	4,196	15.44	64,775	1.52%	-5.23%
2014	0.00%	2,594	16.29	42,254	1.05%	3.71%
2013	0.00%	1,641	15.71	25,775	0.77%	44.62%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.00%	119,370	32.50	3,879,711	0.67%	12.40%
2016	0.00%	130,171	28.92	3,763,925	0.90%	25.73%
2015	0.00%	140,695	23.00	3,235,789	0.73%	-2.33%
2014	0.00%	152,932	23.55	3,601,102	0.57%	5.12%
2013	0.00%	166,456	22.40	3,728,591	1.03%	40.71%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.00%	191,812	28.49	5,464,989	1.66%	21.54%
2016	0.00%	229,698	23.44	5,384,645	2.02%	11.71%
2015	0.00%	239,108	20.99	5,017,828	1.83%	1.11%
2014	0.00%	252,393	20.76	5,238,625	1.77%	13.42%
2013	0.00%	243,540	18.30	4,456,615	1.85%	32.03%
Appreciation Portfolio - Initial Shares (DCAP)
2017	0.00%	69,417	27.51	1,909,533	1.34%	27.33%
2016	0.00%	73,062	21.60	1,578,403	1.65%	7.90%
2015	0.00%	75,586	20.02	1,513,325	1.72%	-2.47%
2014	0.00%	85,970	20.53	1,764,786	1.84%	8.09%
2013	0.00%	98,348	18.99	1,867,751	1.97%	21.10%
Global Income Builder VIP - Class A (DSGIBA)
2017	0.00%	13,284	12.13	161,117	1.92%	16.54%
2016	0.00%	10,134	10.41	105,469	0.00%	4.07%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Quality Bond Fund II - Primary Shares (FQB)
2017	0.00%	66,734	$17.07	$1,138,850	3.20%	4.04%
2016	0.00%	68,273	16.40	1,119,922	3.59%	3.82%
2015	0.00%	73,726	15.80	1,164,827	4.29%	-0.24%
2014	0.00%	102,217	15.84	1,618,909	3.77%	3.79%
2013	0.00%	99,887	15.26	1,524,193	4.13%	1.03%
VIP Real Estate Portfolio: Service Class (FRESS)
2017	0.00%	10,285	10.30	105,914	0.25%	2.98%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2017	0.00%	185,697	20.36	3,780,193	1.55%	-2.78%
2016	0.00%	161,229	20.94	3,375,793	0.50%	33.51%
2015	0.00%	164,457	15.68	2,579,169	1.00%	-20.75%
2014	0.00%	155,584	19.79	3,078,848	0.61%	-12.76%
2013	0.00%	219,194	22.68	4,972,339	0.70%	24.15%
VIP Equity-Income Portfolio - Service Class (FEIS)
2017	0.00%	238,886	23.48	5,609,463	1.64%	12.80%
2016	0.00%	245,479	20.82	5,110,006	2.37%	17.90%
2015	0.00%	238,610	17.66	4,212,824	3.08%	-4.09%
2014	0.00%	248,943	18.41	4,582,610	2.86%	8.65%
2013	0.00%	246,209	16.94	4,171,580	2.50%	28.01%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2017	0.00%	40,297	21.12	851,099	1.40%	12.99%
2016	0.00%	46,792	18.69	874,655	1.34%	5.28%
2015	0.00%	53,504	17.76	949,984	1.70%	-0.31%
2014	0.00%	55,145	17.81	982,182	1.53%	4.35%
2013	0.00%	56,774	17.07	969,048	1.63%	13.39%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2017	0.00%	139,339	22.72	3,165,092	1.41%	16.47%
2016	0.00%	141,218	19.50	2,754,164	1.39%	6.04%
2015	0.00%	146,564	18.39	2,695,553	1.78%	-0.37%
2014	0.00%	145,778	18.46	2,690,950	1.53%	4.66%
2013	0.00%	155,439	17.64	2,741,416	1.76%	15.95%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2017	0.00%	188,118	24.71	4,648,372	1.37%	20.82%
2016	0.00%	174,747	20.45	3,573,994	1.53%	6.52%
2015	0.00%	153,221	19.20	2,941,922	1.67%	-0.34%
2014	0.00%	154,585	19.27	2,978,108	1.51%	4.86%
2013	0.00%	149,692	18.37	2,750,146	1.76%	21.50%
VIP Growth Portfolio - Service Class (FGS)
2017	0.00%	169,222	30.93	5,234,454	0.12%	35.00%
2016	0.00%	169,718	22.91	3,888,703	0.00%	0.71%
2015	0.00%	164,802	22.75	3,749,309	0.17%	7.05%
2014	0.00%	143,123	21.25	3,041,593	0.10%	11.19%
2013	0.00%	140,810	19.11	2,691,329	0.20%	36.20%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2017	0.00%	258,728	16.98	4,393,128	2.25%	4.16%
2016	0.00%	287,884	16.30	4,693,052	2.30%	4.63%
2015	0.00%	288,795	15.58	4,499,667	2.42%	-0.71%
2014	0.00%	311,903	15.69	4,894,243	2.28%	5.75%
2013	0.00%	291,896	14.84	4,331,098	2.29%	-1.89%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017	0.00%	262,933	33.72	8,866,549	0.61%	20.70%
2016	0.00%	300,239	27.94	8,388,022	0.44%	12.11%
2015	0.00%	306,092	24.92	7,627,642	0.39%	-1.50%
2014	0.00%	340,307	25.30	8,609,359	0.16%	6.20%
2013	0.00%	361,990	23.82	8,623,552	0.42%	36.06%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Overseas Portfolio - Service Class (FOS)
2017	0.00%	217,178	$11.67	$2,534,934	1.38%	30.10%
2016	0.00%	208,314	8.97	1,868,893	1.38%	-5.12%
2015	0.00%	214,321	9.46	2,026,574	1.25%	-5.44%	****
VIP Value Strategies Portfolio - Service Class (FVSS)
2017	0.00%	6,660	26.19	174,447	1.41%	19.21%
2016	0.00%	6,830	21.97	150,072	0.94%	9.48%
2015	0.00%	10,501	20.07	210,756	0.88%	-3.05%
2014	0.00%	12,114	20.70	250,790	1.00%	6.69%
2013	0.00%	9,820	19.40	190,546	0.80%	30.44%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2017	0.00%	136,887	19.99	2,735,808	4.14%	9.67%
2016	0.00%	149,609	18.22	2,726,361	4.49%	14.02%
2015	0.00%	127,563	15.98	2,038,728	4.66%	-7.05%
2014	0.00%	143,355	17.20	2,464,998	5.65%	4.62%
2013	0.00%	218,727	16.44	3,595,077	6.61%	13.94%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2017	0.00%	95,893	28.74	2,755,954	1.69%	20.85%
2016	0.00%	106,138	23.78	2,524,155	1.63%	16.33%
2015	0.00%	104,518	20.44	2,136,747	1.72%	-3.42%
2014	0.00%	119,716	21.17	2,534,009	1.54%	9.01%
2013	0.00%	132,192	19.42	2,566,915	1.78%	30.05%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2017	0.00%	174,174	30.31	5,279,082	0.72%	10.92%
2016	0.00%	196,974	27.33	5,382,579	1.06%	30.54%
2015	0.00%	203,077	20.93	4,251,218	0.91%	-7.18%
2014	0.00%	222,216	22.55	5,011,905	0.84%	0.88%
2013	0.00%	228,169	22.36	5,101,125	1.46%	36.50%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2017	0.00%	133,346	12.50	1,666,901	0.98%	40.41%
2016	0.00%	136,347	8.90	1,213,912	0.82%	17.44%
2015	0.00%	130,526	7.58	989,512	2.09%	-19.60%
2014	0.00%	151,392	9.43	1,427,516	1.51%	-5.71%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2017	0.00%	222,644	10.22	2,274,340	2.53%	16.69%
2016	0.00%	208,860	8.75	1,828,343	2.02%	7.18%
2015	0.00%	215,097	8.17	1,756,882	3.27%	-6.49%
2014	0.00%	221,480	8.73	1,934,607	1.90%	-12.65%	****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2017	0.00%	275,857	10.13	2,793,466	0.00%	1.93%
2016	0.00%	320,924	9.94	3,188,442	0.00%	2.94%
2015	0.00%	299,800	9.65	2,893,554	7.76%	-4.30%
2014	0.00%	303,125	10.09	3,057,236	5.11%	0.86%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2017	0.00%	83,085	16.42	1,364,523	2.58%	11.98%
2016	0.00%	89,666	14.67	1,315,085	3.80%	13.18%
2015	0.00%	93,954	12.96	1,217,506	2.99%	-6.21%
2014	0.00%	100,743	13.82	1,391,959	2.78%	2.85%
2013	0.00%	101,247	13.43	1,360,182	11.29%	23.77%
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2017	0.00%	22,422	14.97	336,036	4.06%	9.94%
2016	0.00%	21,895	13.62	298,208	4.97%	14.33%
2015	0.00%	18,870	11.91	224,786	4.26%	-6.84%
2014	0.00%	12,728	12.79	162,748	4.80%	4.92%
2013	0.00%	5,913	12.19	72,060	5.16%	14.18%
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
2017	0.00%	3,666	16.47	60,371	2.88%	12.17%
2016	0.00%	3,671	14.68	53,895	4.14%	13.43%
2015	0.00%	3,500	12.94	45,302	3.46%	-5.93%
2014	0.00%	3,485	13.76	47,949	3.03%	3.05%
2013	0.00%	3,022	13.35	40,347	12.78%	24.14%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2017	0.00%	113,666	$11.36	$1,291,464	0.00%	2.15%
2016	0.00%	108,677	11.12	1,208,742	0.00%	3.21%
2015	0.00%	60,814	10.78	655,366	7.74%	-4.10%
2014	0.00%	44,166	11.24	496,311	4.87%	2.12%
2013	0.00%	33,618	11.00	369,931	4.92%	1.89%
VI American Franchise Fund - Series I Shares (ACEG)
2017	0.00%	32,529	20.26	659,082	0.08%	27.34%
2016	0.00%	36,616	15.91	582,603	0.00%	2.27%
2015	0.00%	44,187	15.56	687,477	0.00%	5.01%
2014	0.00%	43,448	14.82	643,748	0.04%	8.44%
2013	0.00%	37,656	13.66	514,508	0.43%	40.14%
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)
2017	0.00%	3,772	16.93	63,863	0.61%	14.92%
2016	0.00%	1,363	14.73	20,081	0.10%	13.43%
2015	0.00%	683	12.99	8,871	0.37%	-4.03%
2014	0.00%	1,223	13.53	16,551	0.03%	4.43%
2013	0.00%	2,892	12.96	37,476	0.43%	28.81%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2017	0.00%	56,072	18.17	1,018,855	0.00%	22.49%
2016	0.00%	63,036	14.83	935,089	0.00%	0.76%
2015	0.00%	65,910	14.72	970,388	0.00%	1.21%
2014	0.00%	73,123	14.55	1,063,752	0.00%	8.04%
2013	0.00%	78,154	13.47	1,052,357	0.42%	37.01%
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
2017	0.00%	175,238	12.16	2,131,707	4.18%	10.16%
2016	0.00%	176,777	11.04	1,952,128	0.48%	11.64%
2015	0.00%	80,730	9.89	798,546	5.15%	-4.10%
2014	0.00%	30,846	10.31	318,159	0.00%	3.14%	****
Enterprise Portfolio: Institutional Shares (JAEI)
2017	0.00%	11,334	11.62	131,726	0.01%	16.22%	****
Forty Portfolio: Service Shares (JACAS)
2017	0.00%	82,297	30.36	2,498,630	0.00%	29.99%
2016	0.00%	79,105	23.36	1,847,548	0.86%	1.94%
2015	0.00%	91,472	22.91	2,095,680	1.30%	11.94%
2014	0.00%	107,249	20.47	2,195,109	0.03%	8.47%
2013	0.00%	113,920	18.87	2,149,625	0.58%	30.89%
Global Technology Portfolio: Service Shares (JAGTS)
2017	0.00%	101,756	25.68	2,613,570	0.45%	44.91%
2016	0.00%	75,015	17.72	1,329,590	0.13%	13.85%
2015	0.00%	119,611	15.57	1,862,111	0.65%	4.65%
2014	0.00%	73,647	14.88	1,095,642	0.00%	9.35%
2013	0.00%	54,060	13.61	735,499	0.00%	35.39%
Overseas Portfolio: Service Shares (JAIGS)
2017	0.00%	233,028	11.19	2,608,284	1.57%	30.80%
2016	0.00%	249,106	8.56	2,131,633	5.32%	-6.71%
2015	0.00%	301,466	9.17	2,765,145	0.58%	-8.80%
2014	0.00%	234,243	10.06	2,355,954	5.97%	-12.10%
2013	0.00%	239,954	11.44	2,745,624	3.04%	14.28%
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2017	0.00%	21,776	10.45	227,552	6.56%	3.86%
2016	0.00%	3,193	10.06	32,125	4.44%	0.61%	****
Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)
2017	0.00%	205,129	13.43	2,755,182	0.65%	28.42%
2016	0.00%	209,452	10.46	2,190,582	0.44%	6.08%
2015	0.00%	87,690	9.86	864,592	0.49%	-1.40%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
2017	0.00%	39,093	$19.53	$763,492	1.55%	27.14%
2016	0.00%	41,689	15.36	640,372	1.72%	4.05%
2015	0.00%	19,281	14.76	284,641	1.66%	6.65%
2014	0.00%	17,102	13.84	236,725	2.32%	1.34%
2013	0.00%	10,438	13.66	142,569	2.25%	27.90%
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2017	0.00%	30,506	18.38	560,809	0.00%	26.65%
2016	0.00%	33,121	14.51	480,741	0.00%	9.05%
2015	0.00%	39,957	13.31	531,827	0.00%	-1.89%
2014	0.00%	31,446	13.57	426,588	0.00%	-7.26%
2013	0.00%	26,441	14.63	386,760	0.00%	41.52%
Value Series - Initial Class (MVFIC)
2017	0.00%	358,696	29.96	10,746,450	1.96%	17.65%
2016	0.00%	354,182	25.47	9,019,258	2.16%	14.09%
2015	0.00%	327,764	22.32	7,315,806	2.29%	-0.74%
2014	0.00%	299,560	22.49	6,735,902	1.53%	10.51%
2013	0.00%	315,745	20.35	6,424,623	1.17%	35.89%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2017	0.00%	161,165	22.31	3,596,381	1.36%	26.82%
2016	0.00%	144,906	17.60	2,549,759	1.08%	3.84%
2015	0.00%	135,488	16.95	2,295,861	1.91%	6.32%
2014	0.00%	63,861	15.94	1,017,809	1.89%	1.13%
2013	0.00%	51,774	15.76	815,925	1.64%	27.63%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2017	0.00%	29,838	16.71	498,703	3.19%	6.24%
2016	0.00%	26,916	15.73	423,432	1.94%	6.11%
2015	0.00%	28,605	14.83	424,088	3.43%	-0.65%
2014	0.00%	36,519	14.92	544,965	3.16%	7.85%
2013	0.00%	40,428	13.84	559,362	3.70%	-0.32%
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2017	0.00%	3,749	11.96	44,853	2.35%	14.30%
2016	0.00%	2,291	10.47	23,980	2.47%	5.94%
2015	0.00%	1,205	9.88	11,906	2.82%	-3.10%
2014	0.00%	140	10.20	1,427	1.73%	1.96%	****
NVIT Investor Destinations Managed Growth Class I (IDPG)
2017	0.00%	4,069	12.28	49,966	3.03%	17.23%
2016	0.00%	2,172	10.47	22,751	3.23%	7.23%
2015	0.00%	296	9.77	2,891	3.94%	-3.71%
2014	0.00%	17	10.15	172	1.40%	1.45%	****
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
2017	0.00%	7,218	11.85	85,559	2.10%	14.96%
2016	0.00%	3,862	10.31	39,821	2.67%	5.74%
2015	0.00%	3,464	9.75	33,777	1.59%	-4.03%
2014	0.00%	3,096	10.16	31,456	6.40%	1.60%	****
NVIT Cardinal Managed Growth Class I (NCPG)
2017	0.00%	19,034	12.07	229,802	2.56%	17.98%
2016	0.00%	7,546	10.23	77,222	2.69%	6.40%
2015	0.00%	6,813	9.62	65,527	1.57%	-4.62%
2014	0.00%	20	10.08	202	2.72%	0.84%	****
NVIT Bond Index Fund Class I (NVBX)
2017	0.00%	38,038	10.85	412,856	2.22%	3.12%
2016	0.00%	33,970	10.53	357,545	2.79%	2.26%
2015	0.00%	6,760	10.29	69,578	2.70%	0.14%
2014	0.00%	3,467	10.28	35,634	5.89%	2.78%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT International Index Fund Class I (NVIX)
2017	0.00%	34,764	$11.48	$399,190	3.07%	24.88%
2016	0.00%	28,680	9.19	263,707	4.07%	0.92%
2015	0.00%	11,863	9.11	108,081	2.31%	-0.96%
2014	0.00%	4,881	9.20	44,900	2.26%	-8.01%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2017	0.00%	193,185	30.75	5,941,326	1.67%	8.67%
2016	0.00%	222,181	28.30	6,287,643	2.39%	20.44%
2015	0.00%	230,837	23.50	5,424,040	2.42%	-4.28%
2014	0.00%	246,559	24.55	6,052,204	2.03%	13.12%
2013	0.00%	265,990	21.70	5,771,982	1.88%	31.90%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2017	0.00%	376,456	20.96	7,890,465	1.12%	15.79%
2016	0.00%	348,170	18.10	6,302,323	2.09%	9.00%
2015	0.00%	268,535	16.61	4,459,503	1.45%	0.98%
2014	0.00%	249,935	16.44	4,110,165	0.96%	4.99%
2013	0.00%	251,110	15.66	3,933,199	1.30%	23.28%
American Funds NVIT Bond Fund - Class II (GVABD2)
2017	0.00%	47,559	13.95	663,421	1.23%	3.21%
2016	0.00%	73,623	13.52	995,043	2.78%	2.65%
2015	0.00%	57,838	13.17	761,520	1.36%	-0.23%
2014	0.00%	57,067	13.20	753,108	1.24%	4.98%
2013	0.00%	64,227	12.57	807,403	1.73%	-2.57%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2017	0.00%	141,719	24.32	3,445,979	0.71%	30.97%
2016	0.00%	143,017	18.57	2,655,312	1.46%	0.19%
2015	0.00%	149,827	18.53	2,776,559	0.66%	6.54%
2014	0.00%	146,400	17.39	2,546,436	0.72%	1.84%
2013	0.00%	141,688	17.08	2,420,051	0.37%	28.64%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2017	0.00%	199,101	24.67	4,912,496	0.31%	27.80%
2016	0.00%	218,381	19.31	4,216,254	0.22%	9.06%
2015	0.00%	244,566	17.70	4,329,421	0.74%	6.43%
2014	0.00%	245,634	16.63	4,085,730	0.46%	8.07%
2013	0.00%	243,065	15.39	3,741,204	0.31%	29.61%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2017	0.00%	89,117	20.41	1,818,695	1.39%	21.93%
2016	0.00%	91,976	16.74	1,539,494	1.21%	11.09%
2015	0.00%	92,230	15.07	1,389,676	0.83%	1.09%
2014	0.00%	102,595	14.91	1,529,230	0.83%	10.23%
2013	0.00%	107,177	13.52	1,449,302	1.05%	32.97%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.00%	72,443	21.64	1,567,626	5.44%	6.76%
2016	0.00%	74,657	20.27	1,513,290	5.49%	14.16%
2015	0.00%	85,128	17.76	1,511,563	4.54%	-2.61%
2014	0.00%	123,863	18.23	2,258,225	3.63%	2.55%
NVIT Emerging Markets Fund - Class I (GEM)
2017	0.00%	347,881	12.48	4,340,389	1.51%	41.50%
2016	0.00%	256,317	8.82	2,260,043	0.83%	7.72%
2015	0.00%	240,457	8.19	1,968,324	0.82%	-15.99%
2014	0.00%	253,805	9.74	2,473,168	0.84%	-2.56%	****
NVIT International Equity Fund - Class I (GIG)
2017	0.00%	69,700	12.18	848,726	1.84%	27.45%
2016	0.00%	60,531	9.55	578,318	2.31%	0.87%
2015	0.00%	49,659	9.47	470,360	0.51%	-3.06%
2014	0.00%	44,801	9.77	437,725	1.78%	-2.30%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2017	0.00%	32,280	$12.07	$389,611	1.47%	27.07%
2016	0.00%	39,468	9.50	374,877	1.92%	0.63%
2015	0.00%	41,921	9.44	395,669	0.27%	-3.22%
2014	0.00%	46,167	9.75	450,243	3.79%	-0.72%
2013	0.00%	59,962	9.82	589,016	0.53%	17.56%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2017	0.00%	74,248	20.37	1,512,697	0.54%	24.85%
2016	0.00%	75,355	16.32	1,229,643	0.82%	13.60%
2015	0.00%	76,170	14.36	1,094,123	0.73%	-1.08%
2014	0.00%	90,303	14.52	1,311,288	0.91%	6.60%
2013	0.00%	94,482	13.62	1,287,032	1.23%	43.82%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2017	0.00%	179,944	21.45	3,859,736	0.53%	18.36%
2016	0.00%	189,961	18.12	3,442,467	0.70%	10.11%
2015	0.00%	206,881	16.46	3,404,902	0.78%	-0.42%
2014	0.00%	208,011	16.53	3,437,884	0.90%	10.51%
2013	0.00%	211,084	14.96	3,156,900	0.73%	38.55%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2017	0.00%	241,045	18.03	4,345,027	1.41%	19.99%
2016	0.00%	227,718	15.02	3,420,872	2.24%	8.33%
2015	0.00%	262,584	13.87	3,641,482	2.83%	-1.58%
2014	0.00%	256,282	14.09	3,610,967	2.04%	4.48%
2013	0.00%	265,490	13.49	3,580,458	1.34%	29.65%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2017	0.00%	116,186	16.43	1,908,805	1.56%	12.01%
2016	0.00%	131,021	14.67	1,921,767	2.83%	6.28%
2015	0.00%	121,759	13.80	1,680,313	2.80%	-1.05%
2014	0.00%	114,207	13.95	1,592,880	2.49%	4.46%
2013	0.00%	112,078	13.35	1,496,401	1.71%	14.72%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2017	0.00%	257,591	17.46	4,496,626	1.82%	16.01%
2016	0.00%	254,029	15.05	3,822,442	2.89%	7.32%
2015	0.00%	242,684	14.02	3,402,719	3.02%	-1.15%
2014	0.00%	297,463	14.18	4,219,121	2.60%	4.70%
2013	0.00%	268,094	13.55	3,631,756	1.67%	21.44%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2017	0.00%	49,735	14.53	722,683	2.29%	6.35%
2016	0.00%	47,277	13.66	645,924	2.36%	4.81%
2015	0.00%	46,960	13.03	612,123	2.27%	-0.65%
2014	0.00%	44,508	13.12	583,957	1.64%	3.42%
2013	0.00%	124,010	12.69	1,573,226	1.85%	5.03%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2017	0.00%	415,576	16.98	7,055,414	1.83%	14.05%
2016	0.00%	450,291	14.89	6,702,756	2.54%	6.82%
2015	0.00%	556,849	13.94	7,759,765	2.83%	-0.98%
2014	0.00%	594,818	14.07	8,370,493	2.51%	4.66%
2013	0.00%	637,840	13.45	8,576,473	1.76%	17.98%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2017	0.00%	913,181	17.71	16,175,634	1.57%	18.16%
2016	0.00%	1,008,854	14.99	15,124,416	2.70%	7.69%
2015	0.00%	1,062,039	13.92	14,785,114	3.05%	-1.43%
2014	0.00%	1,268,509	14.12	17,915,041	2.41%	4.66%
2013	0.00%	1,485,855	13.49	20,050,606	1.61%	24.35%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2017	0.00%	28,179	15.87	447,081	1.63%	10.08%
2016	0.00%	39,327	14.41	566,832	2.64%	5.99%
2015	0.00%	47,253	13.60	642,551	2.45%	-0.88%
2014	0.00%	49,619	13.72	680,709	2.39%	4.17%
2013	0.00%	54,489	13.17	717,575	1.93%	11.33%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Core Bond Fund - Class I (NVCBD1)
2017	0.00%	54,214	$14.97	$811,461	2.65%	4.40%
2016	0.00%	61,854	14.34	886,826	3.46%	5.35%
2015	0.00%	52,835	13.61	719,076	2.97%	-0.72%
2014	0.00%	55,369	13.71	759,029	2.78%	5.06%
2013	0.00%	56,693	13.05	739,782	2.28%	-1.91%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2017	0.00%	44,853	15.92	714,254	3.44%	3.94%
2016	0.00%	23,913	15.32	366,357	3.82%	3.70%
2015	0.00%	17,850	14.77	263,715	2.85%	-0.32%
2014	0.00%	8,257	14.82	122,377	2.47%	5.09%
2013	0.00%	9,931	14.10	140,059	1.95%	-1.77%
NVIT Nationwide Fund - Class I (TRF)
2017	0.00%	115,502	25.53	2,949,329	1.01%	20.52%
2016	0.00%	123,453	21.19	2,615,578	1.40%	11.39%
2015	0.00%	139,357	19.02	2,650,664	1.22%	0.94%
2014	0.00%	146,750	18.84	2,765,412	1.16%	12.15%
2013	0.00%	154,851	16.80	2,601,987	1.35%	31.10%
NVIT Government Bond Fund - Class I (GBF)
2017	0.00%	196,901	15.05	2,962,843	2.10%	2.08%
2016	0.00%	197,318	14.74	2,908,499	1.89%	0.74%
2015	0.00%	201,463	14.63	2,947,738	1.77%	-0.11%
2014	0.00%	201,465	14.65	2,950,972	1.98%	4.57%
2013	0.00%	211,364	14.01	2,960,695	1.67%	-4.06%
NVIT International Index Fund - Class II (GVIX2)
2017	0.00%	51,590	11.57	596,645	2.61%	24.56%
2016	0.00%	54,708	9.29	507,965	2.43%	0.75%
2015	0.00%	65,877	9.22	607,110	2.16%	-1.26%
2014	0.00%	57,891	9.33	540,310	1.85%	-6.67%	****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.00%	391,889	23.98	9,396,335	1.51%	18.43%
2016	0.00%	440,449	20.25	8,917,328	1.64%	9.47%
2015	0.00%	457,726	18.50	8,465,651	1.42%	-1.00%
2014	0.00%	464,591	18.68	8,679,230	1.63%	4.99%
2013	0.00%	502,645	17.79	8,944,227	1.69%	27.25%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017	0.00%	33,785	19.73	666,690	1.99%	11.13%
2016	0.00%	25,585	17.76	454,311	1.14%	6.30%
2015	0.00%	51,374	16.70	858,162	1.73%	-0.17%
2014	0.00%	49,253	16.73	824,163	1.88%	4.59%
2013	0.00%	41,426	16.00	662,801	1.23%	13.42%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2017	0.00%	22,604	23.52	531,595	1.83%	14.81%
2016	0.00%	19,886	20.48	407,354	1.81%	7.74%
2015	0.00%	21,844	19.01	415,321	1.54%	-0.53%
2014	0.00%	24,147	19.11	461,562	1.70%	5.21%
2013	0.00%	27,206	18.17	494,273	1.22%	19.49%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.00%	46,389	16.39	760,307	1.80%	5.68%
2016	0.00%	55,075	15.51	854,134	1.87%	4.26%
2015	0.00%	62,329	14.87	927,107	1.63%	0.26%
2014	0.00%	70,838	14.84	1,050,889	1.63%	3.89%
2013	0.00%	109,123	14.28	1,558,232	1.89%	4.83%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.00%	1,180,019	20.85	24,604,286	1.74%	12.93%
2016	0.00%	1,466,860	18.46	27,084,193	1.92%	7.14%
2015	0.00%	1,504,455	17.23	25,926,536	1.60%	-0.33%
2014	0.00%	1,574,486	17.29	27,224,494	1.73%	5.18%
2013	0.00%	1,536,403	16.44	25,257,378	1.70%	16.63%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.00%	1,993,728	$22.90	$45,665,516	1.63%	16.68%
2016	0.00%	2,157,528	19.63	42,353,621	1.75%	8.48%
2015	0.00%	2,370,910	18.10	42,903,772	1.46%	-0.73%
2014	0.00%	2,498,172	18.23	45,538,945	1.67%	4.96%
2013	0.00%	2,666,396	17.37	46,309,888	1.73%	22.38%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.00%	80,239	18.77	1,506,371	1.87%	9.21%
2016	0.00%	86,389	17.19	1,485,044	1.96%	5.70%
2015	0.00%	84,257	16.26	1,370,254	1.59%	-0.03%
2014	0.00%	99,372	16.27	1,616,560	1.80%	4.74%
2013	0.00%	101,772	15.53	1,580,689	1.72%	10.49%
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.00%	140,820	33.72	4,748,879	1.13%	15.78%
2016	0.00%	132,413	29.13	3,856,827	1.29%	20.29%
2015	0.00%	132,864	24.21	3,217,238	1.13%	-2.53%
2014	0.00%	132,344	24.84	3,287,967	1.07%	9.42%
2013	0.00%	133,282	22.71	3,026,190	1.16%	33.05%
NVIT Money Market Fund - Class I (SAM)
2017	0.00%	466,997	11.53	5,385,104	-3.60%	0.42%
2016	0.00%	495,360	11.48	5,688,195	-0.03%	0.01%
2015	0.00%	580,279	11.48	6,662,806	0.00%	0.00%
2014	0.00%	555,262	11.48	6,375,559	0.00%	0.00%
2013	0.00%	677,636	11.48	7,780,666	0.00%	0.00%
NVIT Money Market Fund - Class V (SAM5)
2017	0.00%	203,549	10.05	2,045,715	0.51%	0.47%
2016	0.00%	35,511	10.00	355,219	0.03%	0.03%
2015	0.00%	88,023	10.00	880,230	0.00%	0.00%
2014	0.00%	39,404	10.00	394,040	0.00%	0.00%
2013	0.00%	42,050	10.00	420,500	0.00%	0.00%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2017	0.00%	199,856	12.00	2,398,157	1.24%	25.77%
2016	0.00%	208,871	9.54	1,992,762	1.42%	-2.12%
2015	0.00%	232,674	9.75	2,267,980	0.72%	-0.49%
2014	0.00%	239,927	9.80	2,350,215	1.08%	-2.04%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2017	0.00%	135,641	11.18	1,516,167	2.74%	22.92%
2016	0.00%	135,214	9.09	1,229,537	3.12%	5.23%
2015	0.00%	132,572	8.64	1,145,647	1.24%	-5.12%
2014	0.00%	141,163	9.11	1,285,696	1.77%	-8.92%	****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017	0.00%	237,078	22.07	5,232,954	0.37%	30.20%
2016	0.00%	242,099	16.95	4,104,200	0.81%	2.19%
2015	0.00%	277,817	16.59	4,608,799	0.48%	3.43%
2014	0.00%	275,599	16.04	4,420,197	0.51%	10.44%
2013	0.00%	278,656	14.52	4,046,905	0.76%	34.74%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2017	0.00%	109,727	19.65	2,156,386	1.54%	14.54%
2016	0.00%	108,614	17.16	1,863,606	1.83%	16.35%
2015	0.00%	116,434	14.75	1,717,050	1.21%	-3.15%
2014	0.00%	132,374	15.23	2,015,625	1.16%	10.52%
2013	0.00%	157,943	13.78	2,176,079	1.39%	35.44%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	0.00%	173,342	21.86	3,789,231	0.00%	27.74%
2016	0.00%	183,593	17.11	3,141,862	0.00%	6.47%
2015	0.00%	202,652	16.07	3,257,423	0.00%	-0.18%
2014	0.00%	196,566	16.10	3,165,444	0.00%	4.04%
2013	0.00%	208,774	15.48	3,231,633	0.00%	38.94%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2017	0.00%	4,198	$22.04	$92,526	1.32%	13.95%
2016	0.00%	3,989	19.34	77,158	2.60%	17.72%
2015	0.00%	1,255	16.43	20,621	0.61%	-2.75%
2014	0.00%	4,684	16.90	79,140	2.22%	17.15%
2013	0.00%	4,259	14.42	61,424	3.73%	35.85%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	0.00%	140,709	24.74	3,481,423	1.10%	13.84%
2016	0.00%	149,745	21.73	3,254,614	1.37%	17.59%
2015	0.00%	164,489	18.48	3,040,203	1.30%	-2.89%
2014	0.00%	151,863	19.03	2,890,235	1.45%	17.02%
2013	0.00%	146,022	16.26	2,374,878	1.20%	35.68%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	0.00%	50,135	24.84	1,245,143	0.00%	24.92%
2016	0.00%	61,839	19.88	1,229,400	0.00%	8.30%
2015	0.00%	62,133	18.36	1,140,528	0.00%	0.76%
2014	0.00%	83,939	18.22	1,529,237	0.00%	2.81%
2013	0.00%	86,497	17.72	1,532,743	0.00%	44.29%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.00%	53,348	28.34	1,512,017	0.50%	9.06%
2016	0.00%	56,985	25.99	1,480,887	0.67%	25.93%
2015	0.00%	52,131	20.64	1,075,776	0.70%	-6.02%
2014	0.00%	54,707	21.96	1,201,277	0.51%	7.02%
2013	0.00%	67,737	20.52	1,389,802	0.87%	40.40%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.00%	86,198	29.19	2,516,345	0.00%	13.49%
2016	0.00%	87,908	25.72	2,261,282	0.33%	22.83%
2015	0.00%	94,166	20.94	1,972,019	0.37%	-1.63%
2014	0.00%	104,414	21.29	2,222,977	0.17%	0.82%
2013	0.00%	109,490	21.12	2,312,192	0.14%	40.91%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	0.00%	134,413	17.42	2,342,099	4.57%	6.33%
2016	0.00%	149,972	16.39	2,457,615	3.23%	8.65%
2015	0.00%	159,345	15.08	2,403,404	1.98%	-2.89%
2014	0.00%	157,797	15.53	2,450,888	3.13%	3.88%
2013	0.00%	158,838	14.95	2,374,827	3.32%	-1.12%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2017	0.00%	9,545	10.78	102,875	2.13%	1.95%
2016	0.00%	8,359	10.57	88,368	1.59%	2.74%
2015	0.00%	9,858	10.29	101,431	2.19%	-0.08%
2014	0.00%	8,276	10.30	85,225	1.28%	0.77%
2013	0.00%	4,500	10.22	45,987	1.53%	0.33%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2017	0.00%	70,684	11.94	843,936	1.73%	1.58%
2016	0.00%	66,901	11.75	786,352	1.69%	2.49%
2015	0.00%	68,178	11.47	781,881	1.79%	-0.34%
2014	0.00%	62,885	11.51	723,647	1.00%	0.49%
2013	0.00%	74,505	11.45	853,150	1.00%	0.11%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.00%	503,866	34.00	17,131,874	0.48%	27.31%
2016	0.00%	554,649	26.71	14,812,940	0.75%	3.63%
2015	0.00%	581,611	25.77	14,988,613	0.64%	5.09%
2014	0.00%	627,642	24.52	15,391,029	0.72%	8.80%
2013	0.00%	659,843	22.54	14,871,960	0.79%	36.70%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
2017	0.00%	59,753	$18.10	$1,081,384	2.14%	18.65%
2016	0.00%	40,461	15.25	617,135	2.06%	9.52%
2015	0.00%	32,409	13.93	451,337	2.02%	-0.79%
2014	0.00%	21,483	14.04	301,550	2.35%	5.13%
2013	0.00%	10,658	13.35	142,296	2.66%	27.39%
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
2017	0.00%	24,453	14.53	355,385	2.08%	11.27%
2016	0.00%	22,662	13.06	296,003	2.24%	6.42%
2015	0.00%	19,264	12.27	236,451	2.01%	-0.01%
2014	0.00%	15,689	12.28	192,589	2.35%	4.69%
2013	0.00%	7,215	11.73	84,597	2.68%	13.63%
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
2017	0.00%	26,876	16.21	435,567	1.95%	15.00%
2016	0.00%	24,017	14.09	338,478	2.21%	7.95%
2015	0.00%	18,883	13.06	246,531	2.04%	-0.39%
2014	0.00%	12,559	13.11	164,612	2.39%	5.36%
2013	0.00%	6,143	12.44	76,421	2.72%	19.69%
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
2017	0.00%	12,429	12.40	154,076	1.94%	5.89%
2016	0.00%	16,052	11.71	187,914	2.34%	4.35%
2015	0.00%	13,767	11.22	154,452	2.49%	0.45%
2014	0.00%	8,847	11.17	98,811	2.48%	4.08%
2013	0.00%	5,143	10.73	55,190	2.19%	4.96%
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
2017	0.00%	134,732	15.43	2,079,099	1.97%	13.16%
2016	0.00%	133,300	13.64	1,817,807	2.21%	7.28%
2015	0.00%	125,261	12.71	1,592,255	2.07%	-0.15%
2014	0.00%	98,769	12.73	1,257,446	2.21%	5.31%
2013	0.00%	68,660	12.09	830,082	2.62%	16.78%
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
2017	0.00%	79,833	16.97	1,354,993	1.89%	16.83%
2016	0.00%	75,049	14.53	1,090,203	2.18%	8.64%
2015	0.00%	62,008	13.37	829,139	1.93%	-0.59%
2014	0.00%	47,106	13.45	633,601	2.17%	5.11%
2013	0.00%	30,035	12.80	384,359	2.91%	22.56%
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
2017	0.00%	22,137	13.83	306,220	2.15%	9.33%
2016	0.00%	19,735	12.65	249,691	2.27%	5.83%
2015	0.00%	17,737	11.95	212,041	2.04%	0.16%
2014	0.00%	15,086	11.94	180,061	2.20%	4.88%
2013	0.00%	11,656	11.38	132,653	3.17%	10.68%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017	0.00%	115,338	19.09	2,201,979	2.00%	22.72%
2016	0.00%	122,506	15.56	1,905,875	2.09%	1.12%
2015	0.00%	135,204	15.39	2,080,216	1.87%	-3.90%
2014	0.00%	134,015	16.01	2,145,648	3.65%	-8.15%
2013	0.00%	138,906	17.43	2,421,192	1.91%	20.09%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2017	0.00%	153,490	25.22	3,871,564	3.16%	18.00%
2016	0.00%	153,650	21.38	3,284,538	2.70%	17.89%
2015	0.00%	175,696	18.13	3,185,945	1.57%	-6.30%
2014	0.00%	184,724	19.35	3,574,810	1.75%	9.17%
2013	0.00%	191,912	17.73	3,402,005	0.00%	35.64%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Real Estate Fund - Class I (NVRE1)
2017	0.00%	232,181	$17.04	$3,956,889	2.09%	6.50%
2016	0.00%	262,401	16.00	4,199,117	2.02%	7.35%
2015	0.00%	282,782	14.91	4,215,543	2.67%	-5.36%
2014	0.00%	310,416	15.75	4,889,430	2.99%	28.88%
2013	0.00%	316,816	12.22	3,871,897	1.43%	3.05%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2017	0.00%	4,129	15.09	62,310	1.97%	17.98%
2016	0.00%	4,083	12.79	52,227	2.74%	11.54%
2015	0.00%	1,816	11.47	20,826	2.82%	-3.00%
2014	0.00%	1,532	11.82	18,113	2.52%	3.34%
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2017	0.00%	23,308	14.03	326,905	1.94%	14.00%
2016	0.00%	15,076	12.30	185,480	1.71%	8.96%
2015	0.00%	10,163	11.29	114,750	2.09%	-1.70%
2014	0.00%	9,110	11.49	104,635	1.93%	2.09%
2013	0.00%	5,403	11.25	60,789	3.00%	12.51%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2017	0.00%	37,811	17.40	658,023	0.96%	14.18%
2016	0.00%	30,006	15.24	457,340	1.38%	20.87%
2015	0.00%	16,400	12.61	206,803	1.25%	-4.88%
2014	0.00%	11,466	13.26	152,006	0.98%	4.55%
2013	0.00%	8,256	12.68	104,686	3.24%	26.80%	****
NVIT S&P 500 Index Fund Class I (GVEX1)
2017	0.00%	346,747	18.42	6,386,983	2.14%	21.53%
2016	0.00%	248,793	15.16	3,770,880	2.27%	11.66%
2015	0.00%	205,693	13.57	2,791,960	2.58%	1.16%
2014	0.00%	86,100	13.42	1,155,236	2.64%	13.36%
2013	0.00%	38,933	11.84	460,809	2.75%	18.36%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2017	0.00%	98,879	12.44	1,229,949	1.15%	0.89%
2016	0.00%	157,175	12.33	1,937,818	1.03%	1.22%
2015	0.00%	113,447	12.18	1,381,847	1.57%	0.18%
2014	0.00%	103,745	12.16	1,261,353	1.45%	0.61%
2013	0.00%	150,567	12.08	1,819,527	2.84%	0.62%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2017	0.00%	22,298	12.46	277,730	0.00%	24.56%
2016	0.00%	22,660	10.00	226,585	0.00%	4.16%
2015	0.00%	22,699	9.60	217,906	0.00%	-4.00%	****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2017	0.00%	30,080	27.99	841,908	0.49%	18.43%
2016	0.00%	32,732	23.63	773,577	0.67%	9.86%
2015	0.00%	43,391	21.51	933,435	0.53%	-0.46%
2014	0.00%	51,011	21.61	1,102,469	0.37%	10.38%
2013	0.00%	52,270	19.58	1,023,430	0.71%	37.60%
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2017	0.00%	19,128	11.90	227,690	1.67%	10.58%
2016	0.00%	14,041	10.76	151,140	1.64%	6.02%
2015	0.00%	8,177	10.15	83,021	1.42%	-4.54%
2014	0.00%	3,942	10.64	41,925	1.70%	3.00%
2013	0.00%	613	10.33	6,330	0.11%	3.26%	****
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2017	0.00%	11,079	12.42	137,613	1.69%	17.45%
2016	0.00%	14,025	10.58	148,321	1.72%	5.51%
2015	0.00%	11,663	10.02	116,904	1.27%	-9.22%
2014	0.00%	12,941	11.04	142,883	1.23%	1.18%
2013	0.00%	5,791	10.91	63,191	0.00%	9.12%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2017	0.00%	12,438	$12.38	$153,944	1.70%	13.83%
2016	0.00%	12,793	10.87	139,096	1.59%	6.14%
2015	0.00%	10,119	10.24	103,654	1.46%	-6.46%
2014	0.00%	6,442	10.95	70,547	1.38%	2.75%
2013	0.00%	3,379	10.66	36,014	0.30%	6.58%	****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.00%	223,738	21.41	4,789,154	0.94%	36.66%
2016	0.00%	228,528	15.66	3,579,358	1.04%	0.08%
2015	0.00%	231,643	15.65	3,625,174	1.30%	3.94%
2014	0.00%	243,058	15.06	3,659,480	1.11%	2.29%
International Growth Fund/VA - Non-Service Shares (OVIG)
2017	0.00%	127,298	11.64	1,481,312	1.75%	26.29%
2016	0.00%	50,417	9.21	464,548	1.00%	-2.12%
2015	0.00%	14,374	9.41	135,309	0.46%	3.43%
2014	0.00%	2,370	9.10	21,569	0.01%	-8.99%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2017	0.00%	191,799	27.18	5,212,828	1.23%	16.91%
2016	0.00%	206,612	23.25	4,803,252	1.13%	11.62%
2015	0.00%	209,415	20.83	4,361,729	0.93%	3.33%
2014	0.00%	215,290	20.16	4,339,657	0.82%	10.70%
2013	0.00%	222,150	18.21	4,044,997	1.11%	31.77%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2017	0.00%	108,717	31.58	3,432,946	0.85%	14.16%
2016	0.00%	106,704	27.66	2,951,561	0.50%	18.05%
2015	0.00%	106,633	23.43	2,498,551	0.88%	-5.90%
2014	0.00%	87,944	24.90	2,189,817	0.85%	11.93%
2013	0.00%	87,394	22.25	1,944,123	0.92%	41.01%
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
2017	0.00%	34,203	11.57	395,683	2.27%	6.27%
2016	0.00%	34,280	10.89	373,168	4.99%	6.53%
2015	0.00%	37,480	10.22	382,984	5.78%	-2.26%
2014	0.00%	35,491	10.45	371,046	4.02%	2.84%
2013	0.00%	57,082	10.17	580,300	5.33%	-0.13%
All Asset Portfolio - Administrative Class (PMVAAA)
2017	0.00%	41,154	12.61	518,756	4.73%	13.54%
2016	0.00%	44,494	11.10	493,966	2.84%	12.93%
2015	0.00%	36,417	9.83	358,008	3.47%	-8.99%
2014	0.00%	36,285	10.80	391,932	5.74%	0.47%
2013	0.00%	26,394	10.75	283,750	4.62%	0.27%
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2017	0.00%	9,743	6.49	63,270	10.83%	2.15%
2016	0.00%	8,226	6.36	52,293	1.13%	15.16%
2015	0.00%	5,371	5.52	29,650	4.38%	-25.70%
2014	0.00%	3,732	7.43	27,730	0.29%	-25.70%	****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2017	0.00%	38,215	13.69	523,265	1.60%	10.85%
2016	0.00%	40,867	12.35	504,829	1.16%	3.01%
2015	0.00%	110,041	11.99	1,319,665	1.45%	-7.08%
2014	0.00%	63,127	12.91	814,753	2.17%	0.40%
2013	0.00%	229,016	12.85	2,943,988	1.87%	-6.47%
Low Duration Portfolio - Administrative Class (PMVLDA)
2017	0.00%	212,261	12.93	2,743,723	1.35%	1.35%
2016	0.00%	228,594	12.75	2,915,145	1.49%	1.41%
2015	0.00%	212,047	12.58	2,666,632	3.44%	0.31%
2014	0.00%	222,542	12.54	2,789,995	1.14%	0.85%
2013	0.00%	214,043	12.43	2,660,855	1.51%	-0.13%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Total Return Portfolio - Administrative Class (PMVTRA)
2017	0.00%	118,367	$12.26	$1,450,669	1.98%	4.92%
2016	0.00%	204,109	11.68	2,384,159	1.98%	2.69%
2015	0.00%	109,359	11.38	1,243,993	5.33%	0.44%
2014	0.00%	98,968	11.33	1,120,910	2.17%	4.27%
2013	0.00%	113,551	10.86	1,233,401	2.18%	-1.96%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2017	0.00%	1,318	13.53	17,834	0.29%	13.11%
2016	0.00%	1,501	11.96	17,956	0.28%	4.34%
2015	0.00%	1,557	11.47	17,852	0.06%	-5.82%
2014	0.00%	2,785	12.17	33,903	0.04%	3.95%
2013	0.00%	567	11.71	6,640	0.06%	13.57%
VT Growth Opportunities Fund: Class IB (PVGOB)
2017	0.00%	1,504	13.28	19,972	0.04%	30.90%
2016	0.00%	326	10.14	3,307	0.00%	1.44%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2017	0.00%	24,750	10.99	272,072	0.00%	3.67%
2016	0.00%	15,215	10.60	161,328	0.09%	-0.48%
2015	0.00%	19,902	10.65	212,050	0.75%	1.85%
2014	0.00%	124,585	10.46	1,303,325	0.00%	4.66%
2013	0.00%	2,000	10.00	19,991	0.00%	-0.04%	****
T. Rowe Price Health Sciences Portfolio (TRHSP)
2017	0.00%	31,424	28.11	883,456	0.00%	27.58%
2016	0.00%	35,572	22.04	783,859	0.00%	-10.48%
2015	0.00%	23,213	24.62	571,421	0.00%	12.76%
2014	0.00%	20,677	21.83	451,399	0.00%	31.57%
2013	0.00%	9,812	16.59	162,812	0.00%	50.86%
Health Sciences Portfolio - II (TRHS2)
2017	0.00%	70,003	38.83	2,718,511	0.00%	27.31%
2016	0.00%	68,837	30.50	2,099,845	0.00%	-10.72%
2015	0.00%	145,936	34.17	4,985,981	0.00%	12.47%
2014	0.00%	139,529	30.38	4,238,528	0.00%	31.22%
2013	0.00%	140,445	23.15	3,251,228	0.00%	50.51%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.00%	178,322	8.26	1,472,474	0.00%	-1.70%
2016	0.00%	133,664	8.40	1,122,784	0.34%	43.71%
2015	0.00%	211,248	5.85	1,234,779	0.03%	-33.45%
2014	0.00%	147,317	8.78	1,293,818	0.09%	-19.10%
2013	0.00%	198,708	10.86	2,157,245	0.49%	10.53%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	0.00%	293,257	14.35	4,206,940	1.52%	18.27%
2016	0.00%	356,193	12.13	4,320,373	0.58%	-2.57%
2015	0.00%	416,310	12.45	5,182,645	0.36%	-8.35%
2014	0.00%	424,855	13.58	5,770,628	0.50%	-5.26%
2013	0.00%	469,207	14.34	6,727,189	1.28%	25.13%
Variable Insurance Portfolios - Balanced (WRBP)
2017	0.00%	185	19.42	3,592	1.54%	11.37%
2016	0.00%	134	17.44	2,336	1.68%	2.03%
2015	0.00%	305	17.09	5,212	0.91%	-0.32%
2014	0.00%	318	17.15	5,452	0.94%	7.57%
2013	0.00%	310	15.94	4,941	1.47%	23.70%
Variable Insurance Portfolios - Bond (WRBDP)
2017	0.00%	232	14.57	3,381	1.56%	4.01%
2016	0.00%	212	14.01	2,971	2.35%	4.03%
2015	0.00%	191	13.47	2,573	2.84%	0.20%
2014	0.00%	168	13.44	2,258	3.74%	4.34%
2013	0.00%	144	12.88	1,855	3.38%	-2.09%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Core Equity (WRCEP)
2015	0.00%	220	$19.21	$4,227	0.36%	-0.69%
2014	0.00%	244	19.35	4,721	0.49%	9.68%
2013	0.00%	252	17.64	4,445	0.55%	33.51%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2017	0.00%	319	6.33	2,018	0.14%	2.97%
2016	0.00%	284	6.14	1,745	0.68%	23.81%
2015	0.00%	250	4.96	1,240	0.10%	-22.39%
2014	0.00%	202	6.39	1,292	0.00%	-13.04%
2013	0.00%	167	7.35	1,228	0.00%	7.80%
Variable Insurance Portfolios - Growth (WRGP)
2015	0.00%	239	19.09	4,562	0.11%	7.17%
2014	0.00%	266	17.81	4,737	0.41%	11.81%
2013	0.00%	274	15.93	4,364	0.44%	36.46%
Variable Insurance Portfolios - High Income (WRHIP)
2017	0.00%	48,181	21.96	1,057,824	5.67%	6.68%
2016	0.00%	55,419	20.58	1,140,568	7.33%	16.19%
2015	0.00%	51,791	17.71	917,410	5.48%	-6.50%
2014	0.00%	55,274	18.95	1,047,225	4.80%	1.90%
2013	0.00%	59,389	18.59	1,104,160	4.45%	10.50%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2017	0.00%	11,016	28.34	312,199	0.00%	26.89%
2016	0.00%	12,274	22.33	274,126	0.00%	6.12%
2015	0.00%	20,212	21.05	425,396	0.00%	-5.78%
2014	0.00%	17,346	22.34	387,470	0.00%	7.87%
2013	0.00%	14,745	20.71	305,341	0.00%	29.94%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2017	0.00%	538	20.18	10,858	0.89%	19.83%
2016	0.00%	502	16.84	8,455	1.48%	4.80%
2015	0.00%	457	16.07	7,344	2.69%	0.34%
2014	0.00%	413	16.02	6,614	0.83%	4.86%
2013	0.00%	363	15.27	5,544	1.25%	27.13%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2017	0.00%	462	19.11	8,830	0.80%	16.72%
2016	0.00%	413	16.38	6,763	1.55%	4.52%
2015	0.00%	357	15.67	5,593	2.24%	0.06%
2014	0.00%	291	15.66	4,556	0.99%	4.61%
2013	0.00%	199	14.97	2,979	1.12%	23.81%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2017	0.00%	189	30.33	5,732	0.00%	32.12%
2016	0.00%	188	22.96	4,316	0.00%	1.54%
2015	0.00%	168	22.61	3,798	0.00%	-2.88%
2014	0.00%	152	23.28	3,538	0.00%	2.91%
2013	0.00%	134	22.62	3,031	0.00%	56.38%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2017	0.00%	137	21.92	3,002	0.00%	23.12%
2016	0.00%	129	17.80	2,296	0.00%	2.91%
2015	0.00%	120	17.30	2,076	0.00%	1.88%
2014	0.00%	109	16.98	1,850	0.00%	1.59%
2013	0.00%	99	16.71	1,654	0.00%	43.36%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2017	0.00%	14,852	33.44	496,608	0.00%	25.86%
2016	0.00%	12,332	26.57	327,630	0.00%	7.75%
2015	0.00%	13,119	24.66	323,480	0.00%	-2.88%
2014	0.00%	22,462	25.39	570,289	0.00%	-1.88%
2013	0.00%	25,795	25.87	667,439	0.00%	50.23%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00%	179,967	20.71	3,726,617	1.34%	27.34%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00%	84,692	19.12	1,619,276	1.97%	-0.97%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016	0.00%	832	$19.16	$15,937	1.66%	15.02%
2015	0.00%	842	16.65	14,023	1.82%	-7.53%
2014	0.00%	851	18.01	15,327	1.30%	10.73%
2013	0.00%	864	16.26	14,053	1.62%	35.68%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00%	123,410	18.24	2,250,570	2.34%	22.98%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00%	148,779	20.70	3,079,800	4.80%	1.64%
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.00%	139	20.66	2,872	1.05%	-6.11%
2014	0.00%	131	22.01	2,883	0.69%	9.72%
2013	0.00%	129	20.06	2,588	0.70%	43.72%
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014	0.00%	46,600	21.46	1,000,024	0.52%	11.45%
2013	0.00%	51,136	19.25	984,607	0.62%	30.29%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	147,951	18.20	2,693,098	6.02%	6.94%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00%	146,067	19.48	2,845,602	1.13%	0.75%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00%	36,553	11.23	410,599	0.55%	17.81%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.00%	128,583	16.56	2,128,718	1.24%	-8.18%
2013	0.00%	130,842	18.03	2,358,996	1.31%	30.30%
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00%	55,258	11.84	654,333	2.88%	21.27%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00%	202,712	12.17	2,466,317	1.26%	21.34%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.00%	111,298	12.78	1,421,854	2.27%	21.42%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.00%	20,150	15.81	318,654	0.76%	4.67%
2014	0.00%	7,617	15.11	115,084	0.26%	11.33%
2013	0.00%	25,511	13.57	346,216	0.81%	29.74%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.00%	14,088	16.13	227,175	0.00%	3.47%
2013	0.00%	14,012	15.58	218,370	0.00%	45.83%

2017	Contract Owners’ Equity:				$398,337,173
2016	Contract Owners’ Equity:				$357,601,295
2015	Contract Owners’ Equity:				$341,070,770
2014	Contract Owners’ Equity:				$354,611,249
2013	Contract Owners’ Equity:				$351,781,058
*	This represents the annual policy expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total Return is not annualized if the underlying mutual fund option was initially added and funded.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.